UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05059

                                 HIGHMARK FUNDS
               (Exact name of registrant as specified in charter)

                        350 California Street, Suite 1600
                             SAN FRANCISCO, CA 94104
               (Address of principal executive offices) (Zip code)

                               John M. Loder, Esq.
                                Ropes & Gray LLP
                       One Embarcadero Center, Suite 2200
                             SAN FRANCISCO, CA 94111
                     (Name and address of agent for service)

                  Registrant's telephone number, including area
                              code: 1-800-433-6884

                     Date of fiscal year end: JULY 31, 2009

                   Date of reporting period: OCTOBER 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

BALANCED FUND

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - 62.8%+
CONSUMER DISCRETIONARY - 3.1%
   Carnival                                              2,600   $        66,040
   Kohl's *                                              4,992           175,369
   Lowe's (A)                                            6,100           132,370
   Nordstrom (A)                                         3,800            68,742
   Staples (A)                                          10,855           210,913
   Tiffany & Co. (A)                                     2,355            64,645
                                                                 ---------------
                                                                         718,079
                                                                 ---------------
CONSUMER STAPLES - 10.3%
   Altria Group                                          5,605           107,560
   Avon Products                                         3,005            74,614
   Cadbury PLC, SP ADR                                   2,570            95,039
   CVS Caremark                                         13,375           409,944
   Kellogg                                               2,315           116,722
   Kroger                                                2,980            81,831
   PepsiCo                                               6,355           362,299
   Philip Morris International                           6,415           278,860
   Procter & Gamble (A)                                  7,935           512,125
   Wal-Mart Stores                                       6,065           338,488
                                                                 ---------------
                                                                       2,377,482
                                                                 ---------------
ENERGY - 9.6%
   Cameron International * (A)                           5,370           130,276
   EOG Resources                                         2,000           161,840
   Exxon Mobil                                           9,903           734,010
   Occidental Petroleum                                  5,375           298,528
   Schlumberger                                          3,160           163,214
   Suncor Energy                                        13,170           315,026
   Tenaris, ADR                                          1,800            37,062
   Ultra Petroleum * (A)                                 2,400           111,720
   XTO Energy                                            6,935           249,313
                                                                 ---------------
                                                                       2,200,989
                                                                 ---------------
FINANCIALS - 7.0%
   American Express                                      2,900            79,750
   Bank of America                                      10,455           252,697
   Goldman Sachs Group                                   1,835           169,738
   Hanover Insurance Group                               7,375           289,469
   Invesco (A)                                           9,000           134,190
   JPMorgan Chase                                       12,488           515,130
   Wells Fargo                                           4,885           166,334
                                                                 ---------------
                                                                       1,607,308
                                                                 ---------------
HEALTH CARE - 7.2%
   Abbott Laboratories                                   7,645           421,622
   Genentech *                                             980            81,281
   Hospira *                                             4,385           121,991
   Johnson & Johnson                                     3,850           236,159
   Medtronic                                             4,940           199,230
   Merck                                                 7,310           226,245

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - (CONTINUED)+
HEALTH CARE - (CONTINUED)
   WellPoint *                                           2,040   $        79,295
   Wyeth                                                 6,290           202,412
   Zimmer Holdings *                                     1,900            88,217
                                                                 ---------------
                                                                       1,656,452
                                                                 ---------------
INDUSTRIAL - 6.4%
   Danaher (A)                                           9,355           554,190
   Deere                                                 2,850           109,896
   Emerson Electric                                      6,110           199,980
   General Electric                                     10,330           201,538
   Rockwell Collins                                      2,940           109,456
   SunPower, Cl B * (A)                                  2,000            59,220
   United Technologies                                   4,095           225,061
                                                                 ---------------
                                                                       1,459,341
                                                                 ---------------
INFORMATION TECHNOLOGY - 11.1%
   Applied Materials                                    14,210           183,451
   Cisco Systems *                                      19,720           350,424
   Citrix Systems *                                      7,745           199,589
   Corning                                              10,650           115,340
   Google, Cl A *                                          780           280,301
   Intel                                                21,945           351,120
   Intersil, Cl A                                       18,385           251,691
   Linear Technology (A)                                 3,500            79,380
   Microsoft                                            10,050           224,417
   Nokia SP ADR                                          6,750           102,465
   Oracle *                                             17,255           315,594
   Symantec *                                            7,825            98,439
                                                                 ---------------
                                                                       2,552,211
                                                                 ---------------
MATERIALS - 3.4%
   Alcoa                                                 6,405            73,722
   Praxair                                               6,965           453,770
   Weyerhaeuser                                          6,625           253,208
                                                                 ---------------
                                                                         780,700
                                                                 ---------------
TELECOMMUNICATION SERVICES - 1.3%
   Verizon Communications                               10,355           307,233
                                                                 ---------------
UTILITIES - 3.4%
   Cleco (A)                                            12,125           278,996
   Exelon                                                2,340           126,922
   ITC Holdings                                          1,805            73,247
   Wisconsin Energy                                      6,760           294,060
                                                                 ---------------
                                                                         773,225
                                                                 ---------------
   TOTAL COMMON STOCK
      (Cost $16,055,443)                                              14,433,020
                                                                 ---------------

See note to schedule of investments.


                           WWW.HIGHMARKFUNDS.COM | 1

(HIGHMARK FUNDS(R) LOGO)

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

BALANCED FUND (CONTINUED)

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS - 12.0%
   FHLMC Gold
   6.500%, 11/01/09                            $         4,808   $         4,852
   6.000%, 09/01/17                                    101,846           102,524
   5.000%, 10/01/20                                     42,708            41,790
   4.500%, 03/01/18                                     39,337            37,729
   4.500%, 05/01/19                                     53,520            51,115
   FHLMC, CMO REMIC, Ser 1626, Cl PT
      6.000%, 12/15/08                                   2,011             2,009
   FNMA
   8.000%, 08/01/24                                      4,351             4,602
   8.000%, 05/01/25                                     18,317            19,360
   8.000%, 07/01/26                                      6,009             6,347
   7.500%, 09/01/26                                      5,664             5,974
   7.000%, 09/01/25                                      8,528             8,887
   7.000%, 07/01/26                                     16,967            17,674
   7.000%, 09/01/26                                      7,680             8,000
   7.000%, 12/01/27                                     21,534            22,420
   6.500%, 05/01/14                                     50,469            51,704
   6.500%, 03/01/24                                      5,000             5,128
   6.500%, 01/01/28                                     24,646            25,225
   6.500%, 05/01/29                                     16,027            16,393
   6.000%, 02/01/17                                    105,204           106,445
   6.000%, 03/01/28                                     19,919            20,068
   6.000%, 05/01/28                                     23,175            23,348
   5.500%, 12/01/17                                    106,667           107,092
   5.500%, 11/01/33                                    215,300           210,848
   5.500%, 04/01/36                                    228,709           223,694
   5.000%, 12/01/17                                     34,841            34,375
   5.000%, 04/01/18                                    184,060           181,426
   5.000%, 11/01/18                                     14,848            14,636
   5.000%, 02/01/36                                    120,219           114,000
   4.500%, 02/01/19                                    124,951           120,078
   4.500%, 05/01/19                                    314,082           300,655
   4.500%, 06/01/19                                     42,232            40,426
   4.500%, 07/01/20                                    260,288           249,161
   4.000%, 09/01/18                                     29,636            27,879
   FNMA, CMO REMIC Ser 2003-25, Cl CD
      3.500%, 03/25/17                                 153,786           151,685
   GNMA
   7.500%, 05/15/24                                     12,355            13,078
   7.500%, 09/15/25                                      6,883             7,285
   7.500%, 09/15/26                                     10,158            10,748
   7.500%, 01/15/27                                     10,426            11,019
   7.000%, 02/15/26                                     22,410            23,074
   7.000%, 08/15/26                                      9,322             9,598
   7.000%, 10/15/27                                     23,433            24,097
   7.000%, 03/15/29                                     27,893            28,608
   6.500%, 06/15/23                                      4,754             4,829
   6.500%, 04/15/26                                     11,854            12,057
   6.500%, 05/15/28                                     26,020            26,464

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS - (CONTINUED)
   6.500%, 01/15/29                            $        33,128   $        33,673
   6.000%, 02/15/29                                    135,663           136,241
   6.000%, 04/15/29                                     61,847            62,110
                                                                 ---------------
   TOTAL U.S. GOVERNMENT AGENCY
      MORTGAGE-BACKED OBLIGATIONS
      (Cost $2,779,022)
                                                                       2,760,430
                                                                 ---------------
CORPORATE OBLIGATIONS - 14.4%
CONSUMER DISCRETIONARY - 1.8%
   Comcast Cable Communications
      6.875%, 06/15/09                                 150,000           148,774
   MGM Mirage
      8.500%, 09/15/10                                  50,000            34,625
   News America
      5.300%, 12/15/14                                 100,000            87,276
   Time Warner Entertainment
      8.375%, 03/15/23                                 175,000           156,168
                                                                 ---------------
                                                                         426,843
                                                                 ---------------
CONSUMER STAPLES - 0.8%
   General Mills
      5.700%, 02/15/17                                 100,000            85,174
   Safeway
      7.500%, 09/15/09                                 100,000           100,254
                                                                 ---------------
                                                                         185,428
                                                                 ---------------
FINANCIALS - 5.8%
   Associates
      6.950%, 11/01/18                                 175,000           150,546
   Bank of America
      5.650%, 05/01/18                                 150,000           128,930
   Citigroup
      6.200%, 03/15/09                                 150,000           148,277
   GE Global Insurance
      7.750%, 06/15/30                                 200,000           178,612
   HSBC Bank USA
      3.875%, 09/15/09                                 100,000            97,927
   JPMorgan Chase Bank
      6.000%, 10/01/17                                 125,000           109,424
   Lehman Brothers Holdings, MTN (B)
      5.625%, 01/24/13                                 125,000            16,250
   Merrill Lynch, MTN
      6.150%, 04/25/13                                 150,000           138,405
   Morgan Stanley
      6.750%, 04/15/11                                 200,000           186,624
   Wachovia
      3.625%, 02/17/09                                 175,000           172,893
                                                                 ---------------
                                                                       1,327,888
                                                                 ---------------

See note to schedule of investments.


                               2 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

BALANCED FUND (CONTINUED)

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
CORPORATE OBLIGATIONS - (CONTINUED)
FOREIGN GOVERNMENTS - 1.7%
   Hydro Quebec, Ser HY
      8.400%, 01/15/22                         $       100,000   $       130,979
   Pemex Project Funding Master Trust
      9.125%, 10/13/10                                 250,000           250,000
                                                                 ---------------
                                                                         380,979
                                                                 ---------------
HEALTH CARE - 1.2%
   Abbott Laboratories
      5.600%, 11/30/17                                 100,000            92,097
   HCA
      7.875%, 02/01/11                                  40,000            33,400
   UnitedHealth Group
      5.250%, 03/15/11                                 150,000           144,840
                                                                 ---------------
                                                                         270,337
                                                                 ---------------
INDUSTRIAL - 0.6%
   General Electric
      5.000%, 02/01/13                                 150,000           141,493
                                                                 ---------------
INFORMATION TECHNOLOGY - 0.6%
   International Business Machines
   6.500%, 01/15/28                                    100,000            88,237
   5.700%, 09/14/17                                     50,000            45,419
                                                                 ---------------
                                                                         133,656
                                                                 ---------------
TELECOMMUNICATION SERVICES - 0.4%
   Bell Atlantic Maryland
      8.000%, 10/15/29                                  75,000            63,324
   New England Telephone & Telegraph
      7.875%, 11/15/29                                  50,000            41,654
                                                                 ---------------
                                                                         104,978
                                                                 ---------------
UTILITIES - 1.5%
   MidAmerican Energy Holdings
      5.750%, 04/01/18                                 200,000           167,328
   Virginia Electric & Power, Ser A
      4.750%, 03/01/13                                 200,000           179,188
                                                                 ---------------
                                                                         346,516
                                                                 ---------------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $3,849,988)                                                3,318,118
                                                                 ---------------
ASSET-BACKED SECURITIES - 4.2%
   Chase Mortgage Finance, Ser 2004-S1,
      CI A3
      5.500%, 02/25/19                                 190,893           180,752
   Citibank Credit Card Master Trust,
      Ser 1999-2, Cl A
      5.875%, 03/10/11                                  15,000            14,940

Description                                       Par/Shares          Value
--------------------------------------------   ---------------   ---------------
ASSET-BACKED SECURITIES - (CONTINUED)
   CS First Boston Mortgage Securities,
      Ser 2005-C1, Cl A4 (C)
      5.014%, 02/15/38                         $       150,000   $       122,418
   Lehman Mortgage Trust, Ser 2007-8,
      Cl 1A1
      6.000%, 09/25/37                                 282,897           214,825
   Merrill Lynch Mortgage Trust, Ser
      2002-MW1, CI A3
      5.403%, 07/12/34                                 125,000           121,498
   TXU Electric Delivery Transition Bond,
      Ser 2004-1, Cl A3
      5.290%, 05/15/18                                 120,000           112,379
   Wells Fargo Mortgage Backed Securities
      Trust, Ser 2007-7, Cl A1
      6.000%, 06/25/37                                 272,685           212,523
                                                                 ---------------
   TOTAL ASSET-BACKED SECURITIES
      (Cost $1,136,210)                                                  979,335
                                                                 ---------------
REGISTERED INVESTMENT COMPANIES - 1.9%
   Financial Select Sector SPDR ETF                     21,800           338,554
   JPMorgan U.S. Government Money Market
      Fund (D)                                          90,000            90,000
                                                                 ---------------
   TOTAL REGISTERED INVESTMENT COMPANIES
      (Cost $569,873)                                                    428,554
                                                                 ---------------
REPURCHASE AGREEMENTS - 12.5%
   Bank of America (D)
      0.330%, dated 10/31/08, matures on
      11/03/08, repurchase price $271,177
      (collateralized by portions of various
      corporate obligations, ranging in par
      value from $317,635 - $6,023,000,
      5.500% - 7.900%, 02/15/12 - 01/01/99,
      total market value $284,729)             $       271,170           271,170
   Deutsche Bank
      0.100%, dated 10/31/08, matures on
      11/03/08, repurchase price $898,764
      (collateralized by a U.S. Treasury
      Bill obligation, par value $793,200,
      11.750%, 11/15/14, total market
      value $916,809)                                  898,756           898,756

See note to schedule of investments.


                           WWW.HIGHMARKFUNDS.COM | 3

(HIGHMARK FUNDS(R) LOGO)

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

BALANCED FUND (CONCLUDED)

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
REPURCHASE AGREEMENTS - (CONTINUED)
   HSBC Securities (D)
      0.500%, dated 10/31/08, matures on
      11/03/08, repurchase price $1,700,071
      (collateralized by portions of
      various- asset backed obligations,
      ranging in par value from $130 -
      $23,957,000, 0.000% - 11.750%,
      11/15/08 - 11/01/47, total market
      value $1,798,999)                        $     1,700,000   $     1,700,000
                                                                 ---------------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $2,869,926)                                                2,869,926
                                                                 ---------------
TOTAL INVESTMENTS - 107.8%
   (Cost $27,260,462)++                                               24,789,383
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - (7.8)%                              (1,799,426)
                                                                 ---------------
NET ASSETS - 100.0%                                              $    22,989,957
                                                                 ===============

----------
*    NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT OCTOBER 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $27,260,462, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,131,490 AND $(3,602,569), RESPECTIVELY.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT OCTOBER 31, 2008. THE TOTAL VALUE OF SECURITIES ON LOAN AT OCTOBER 31, 2008 IS $2,042,244.

(B) THE ISSUER IS IN DEFAULT OF CERTAIN DEBT COVENANTS. INCOME IS NOT BEING ACCRUED. AS OF OCTOBER 31, 2008, THE VALUE OF THIS SECURITY AMOUNTED TO $16,250, WHICH REPRESENTS 0.1% OF NET ASSETS.

(C)  FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF OCTOBER 31, 2008.

(D) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
CMO    - COLLATERALIZED MORTGAGE OBLIGATION
ETF    - EXCHANGE TRADED FUND
FHLMC  - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA   - FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA   - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN    - MEDIUM TERM NOTE
PLC    - PUBLIC LIABILITY COMPANY
REMIC  - REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER    - SERIES
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT
SPDR   - STANDARD & POOR'S DEPOSITARY RECEIPTS

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.


                               4 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

COGNITIVE VALUE FUND

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - 96.0%+
CONSUMER DISCRETIONARY - 11.8%
   AnnTaylor Stores *                                   10,900   $       137,013
   Ascent Media *                                        4,596           116,233
   Bob Evans Farms (A)                                   7,600           158,688
   California Coastal Communities * (A)                 64,100            81,407
   Carter's *                                           12,500           265,500
   Cato, Cl A                                           51,900           805,488
   Charlotte Russe Holding *                            18,000           152,100
   Churchill Downs                                       6,400           243,072
   Core-Mark Holding * (A)                               8,700           171,999
   Culp *                                               28,800            82,656
   Dollar Tree Stores *                                  9,400           357,388
   Dorman Products *                                    29,100           327,375
   Dress Barn * (A)                                     18,400           175,904
   Gentex                                               28,600           274,274
   Hawk, Cl A *                                         12,400           179,180
   Helen of Troy *                                      11,000           197,890
   Interactive Data                                      8,600           202,788
   International Speedway, Cl A (A)                     12,600           395,514
   Jack in the Box *                                     8,900           178,890
   Lacrosse Footwear                                    15,200           217,360
   Matthews International                                5,100           227,613
   Monro Muffler Brake                                   9,500           204,535
   National Presto Industries                            8,000           530,000
   New York & Company *                                 36,700           103,494
   Phillips-Van Heusen                                   6,000           147,060
   RG Barry *                                           35,600           183,696
   Shiloh Industries                                    25,800           129,258
   Snap-on                                               8,000           295,600
   Steiner Leisure *                                    16,700           432,530
   Steinway Musical Instruments *                       27,900           621,054
   Steven Madden *                                      12,900           280,962
   Warnaco Group *                                      13,500           402,435
   Wet Seal *                                           98,000           288,120
   Wolverine World Wide                                 12,500           293,750
   World Wrestling Entertainment, Cl A (A)              21,100           300,464
                                                                 ---------------
                                                                       9,161,290
                                                                 ---------------
CONSUMER STAPLES - 4.6%
   Casey's General Stores                               21,200           640,240
   Corn Products International                          16,900           411,008
   Diamond Foods (A)                                     8,100           236,763
   JM Smucker (A)                                       10,500           467,880
   Lancaster Colony                                      8,400           264,936
   Nash Finch (A)                                        5,100           201,093
   National Beverage * (A)                              26,100           239,076
   NBTY *                                               10,900           254,733
   Nu Skin Enterprises, Cl A                            15,500           199,795
   Omega Protein *                                      38,500           284,130
   Pricesmart                                           13,300           198,170

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - (CONTINUED)+
CONSUMER STAPLES - (CONTINUED)
   Schiff Nutrition International *                     28,500   $       167,865
                                                                 ---------------
                                                                       3,565,689
                                                                 ---------------
ENERGY - 4.3%
   Adams Resources & Energy                              9,200           171,120
   CE Franklin *                                        48,200           240,518
   Complete Production Services *                       13,300           164,787
   Concho Resources * (A)                                7,900           167,875
   Dresser-Rand Group *                                 16,800           376,320
   Gulf Island Fabrication (A)                          16,700           329,157
   Knightsbridge Tankers (A)                            16,500           295,515
   Lufkin Industries                                    12,900           674,928
   Magellan Petroleum *                                211,066           164,631
   Newpark Resources * (A)                              55,100           316,825
   Rosetta Resources * (A)                              28,500           300,675
   Teekay Tankers, Cl A (A)                              7,700            93,555
                                                                 ---------------
                                                                       3,295,906
                                                                 ---------------
FINANCIALS - 25.0%
   American Financial Group                             13,800           313,674
   American Physicians Service Group                    31,000           607,600
   Amerisafe *                                          23,300           401,692
   Aspen Insurance Holdings (A)                         31,200           716,352
   Bancorpsouth (A)                                      7,000           169,890
   Brandywine Realty Trust REIT                         28,000           241,920
   Cash America International (A)                        8,100           286,497
   Center Financial                                     71,800           739,540
   Centrue Financial                                    19,200           208,896
   Citizens * (A)                                       24,100           204,609
   City Holding (A)                                     13,900           581,576
   CNA Surety *                                         43,000           595,550
   Community Trust Bancorp (A)                          20,600           687,628
   Eastern Insurance Holdings                           16,100           151,179
   Endurance Specialty Holdings                          5,900           178,416
   Entertainment Properties Trust REIT                   8,300           310,835
   Extra Space Storage REIT (A)                         18,200           209,482
   EZCORP, Cl A *                                       27,000           427,680
   First Financial (A)                                  16,600           701,848
   First Financial Bancorp (A)                          24,400           328,180
   First Financial Bankshares (A)                        4,300           233,017
   First United                                         16,200           282,204
   Hallmark Financial Services * (A)                    27,100           176,150
   Harleysville Group (A)                               20,500           647,390
   Heritage Financial                                   13,596           166,007
   International Bancshares (A)                         28,200           732,354
   Kite Realty Group Trust REIT                         55,000           334,400
   LTC Properties REIT                                  23,800           575,246
   Mercer Insurance Group                               14,600           188,048
   MetroCorp Bancshares (A)                             16,247           179,692
   MicroFinancial                                       22,323            66,969

See note to schedule of investments.


                            WWW.HIGHMARKFUNDS.COM | 5

(HIGHMARK(R) FUNDS LOGO)

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

COGNITIVE VALUE FUND (CONTINUED)

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - (CONTINUED)+
FINANCIALS - (CONTINUED)
   National Health Investors REIT                       20,000   $       598,800
   Navigators Group *                                   11,200           565,712
   NBT Bancorp (A)                                       8,400           234,192
   OceanFirst Financial                                 15,300           253,827
   Omega Healthcare Investors REIT                      14,200           213,994
   One Liberty Properties REIT (A)                      19,700           233,642
   Platinum Underwriters Holdings (A)                   15,400           488,796
   PMC Commercial Trust REIT                            28,400           255,600
   Porter Bancorp                                       10,610           196,179
   PS Business Parks REIT (A)                           13,600           615,672
   Republic Bancorp, Cl A (A)                            9,200           211,784
   Resource America, Cl A                               24,400           140,300
   Sanders Morris Harris Group                          54,500           403,300
   Seabright Insurance Holdings * (A)                   19,500           203,970
   Simmons First National, Cl A (A)                     11,400           353,628
   Southside Bancshares                                 31,800           766,062
   Specialty Underwriters' Alliance *                   46,200           160,776
   StanCorp Financial Group                              5,700           194,256
   Sterling Bancshares (A)                              22,700           180,692
   SWS Group (A)                                        19,900           369,344
   Tompkins Financial                                   13,200           646,800
   TowneBank (A)                                         9,200           201,204
   Urstadt Biddle Properties, Cl A REIT (A)             14,300           234,234
                                                                 ---------------
                                                                      19,367,285
                                                                 ---------------
HEALTH CARE - 8.0%
   Allied Healthcare International *                   154,500           224,025
   AMN Healthcare Services * (A)                        12,400           111,476
   AmSurg * (A)                                         22,500           561,150
   BioScrip *                                           69,300           207,900
   Cardiac Science *                                    66,000           615,780
   CONMED *                                             10,800           282,960
   Continucare *                                       108,100           255,116
   Hanger Orthopedic Group * (A)                        22,900           381,514
   Harvard Bioscience *                                 48,800           151,280
   HealthTronics *                                      57,500           111,550
   Lannett *                                            48,600           138,510
   Magellan Health Services *                            5,900           217,946
   Matrixx Initiatives *                                13,100           214,709
   Medcath * (A)                                        16,800           259,056
   Mediware Information Systems *                       40,400           160,792
   Owens & Minor                                         3,700           160,099
   Pediatrix Medical Group *                             4,400           170,060
   PerkinElmer                                           9,200           165,048
   RehabCare Group * (A)                                13,500           231,255
   Res-Care * (A)                                       17,600           271,216
   STERIS                                               23,000           782,920
   Theragenics *                                        69,800           136,110
   Varian *                                             10,800           397,980
                                                                 ---------------
                                                                       6,208,452
                                                                 ---------------

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - (CONTINUED)+
INDUSTRIAL - 17.3%
   Altra Holdings *                                     22,400   $       200,256
   Ampco-Pittsburgh                                     14,400           340,416
   Applied Industrial Technologies                      14,600           294,774
   Applied Signal Technology (A)                         7,800           139,776
   Astronics *                                          14,900           186,250
   Astronics, Cl B *                                     3,725            44,961
   Atlas Air Worldwide Holdings *                        9,100           175,812
   Brink's                                               8,700           421,863
   Chart Industries * (A)                                7,400           100,788
   CIRCOR International                                 15,500           475,075
   Columbus McKinnon *                                   6,100            85,644
   Comfort Systems USA                                  48,300           450,639
   Crane                                                19,200           314,304
   Cubic (A)                                            23,000           511,750
   Ducommun                                              8,800           177,672
   Ecology And Environment, Cl A                        23,800           238,000
   EMCOR Group *                                        18,100           321,637
   Ennis (A)                                            19,300           227,161
   EnPro Industries * (A)                               13,200           293,172
   Espey Manufacturing & Electronics                    13,500           265,950
   Furmanite *                                          27,500           220,000
   Gardner Denver * (A)                                 15,700           402,234
   GP Strategies *                                      53,100           319,662
   Hubbell, Cl B                                        21,400           767,618
   Intersections *                                      21,900           183,960
   Kansas City Southern *                                7,400           228,438
   Kforce *                                             35,000           275,450
   Kreisler Manufacturing *                             19,500           172,380
   LaBarge *                                            16,700           229,625
   Lennox International                                  6,600           196,812
   Lincoln Electric Holdings                            10,300           444,445
   Marten Transport * (A)                               42,000           771,960
   Meadow Valley *                                      26,000           181,740
   MSC Industrial Direct, Cl A                           5,600           200,816
   Mueller Industries                                   10,500           240,135
   Nashua *                                             26,200           179,208
   NN                                                   22,500           162,225
   Omega Navigation Enterprises, Cl A (A)               15,800            88,164
   Robbins & Myers                                       8,700           177,480
   RR Donnelley & Sons                                  19,300           319,801
   SIFCO Industries *                                   29,000           165,300
   Simclar * (A)                                        69,400            94,384
   SkyWest                                              31,500           485,415
   SL Industries *                                      18,600           197,160
   Standex International                                16,700           431,027
   Steelcase, Cl A                                      26,000           241,800
   TeleTech Holdings * (A)                              18,700           169,048
   Todd Shipyards                                       16,700           208,750
   Versar *                                             12,264            46,603

See note to schedule of investments.


                               6 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

COGNITIVE VALUE FUND (CONTINUED)

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - (CONTINUED)+
INDUSTRIAL - (CONTINUED)
   Watson Wyatt Worldwide                                7,900   $       335,513
                                                                 ---------------
                                                                      13,403,053
                                                                 ---------------
INFORMATION TECHNOLOGY - 13.4%
   ADDvantage Technologies Group *                      69,600           141,288
   Airvana *                                            80,100           351,639
   Alliance Fiber Optic Products *                     161,500           143,735
   Analysts International *                            159,900           137,514
   Avnet *                                              22,200           371,628
   Brocade Communications Systems *                     91,400           344,578
   Communications Systems                               25,100           200,800
   Computer Task Group *                                40,300           201,097
   Compuware * (A)                                      40,200           256,476
   CSP *                                                41,500           141,515
   Datalink *                                           60,500           186,340
   DDi *                                                42,200           189,056
   Diebold                                              10,500           312,060
   EMS Technologies * (A)                               11,900           248,710
   Forrester Research *                                 14,900           417,945
   Foundry Networks * (A)                               18,400           273,240
   GSI Technology *                                     80,100           280,350
   GTSI *                                               31,400           182,434
   Ingram Micro, Cl A *                                 42,400           565,192
   Integrated Silicon Solution *                        74,100           134,121
   Lionbridge Technologies *                           156,100           271,614
   MKS Instruments *                                    27,600           511,980
   Optical Cable *                                      43,537           199,835
   Park Electrochemical (A)                             14,500           313,490
   Peerless Systems *                                  122,400           231,336
   Pegasystems (A)                                      26,400           345,312
   Performance Technologies *                           52,500           163,275
   Pfsweb * (A)                                         43,381            80,689
   Power Integrations *                                 17,100           358,929
   Progress Software *                                  12,800           293,632
   Richardson Electronics                               39,300           197,286
   Rimage *                                             17,700           260,898
   S1 * (A)                                             63,600           398,772
   Semtech *                                            19,600           237,552
   Silicon Laboratories *                               11,700           303,732
   Silicon Storage Technology *                        101,000           318,150
   SumTotal Systems *                                   52,400           168,204
   Tessco Technologies *                                17,000           186,490
   White Electronic Designs *                           52,300           208,677
   Zones *                                              29,700           240,867
                                                                 ---------------
                                                                      10,370,438
                                                                 ---------------
MATERIALS - 6.1%
   Airgas                                                7,000           268,520
   American Pacific *                                   17,400           200,970
   Aptargroup                                            9,800           297,136

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - (CONTINUED)+
MATERIALS - (CONTINUED)
   Core Molding Technologies *                          38,100   $       123,825
   Friedman Industries                                  31,300           161,195
   Glatfelter (A)                                       39,200           404,152
   Greif, Cl A                                          12,400           503,192
   Hawkins                                              14,000           228,480
   Lubrizol                                              4,900           184,142
   Quaker Chemical (A)                                  18,100           346,253
   RPM International                                    34,100           484,220
   Sonoco Products                                      31,300           788,134
   Stepan                                                8,000           286,640
   Synalloy                                             15,800           118,500
   UFP Technologies *                                   27,700           145,702
   Universal Stainless & Alloy Products *                8,000           147,440
                                                                 ---------------
                                                                       4,688,501
                                                                 ---------------
TELECOMMUNICATION SERVICES - 0.4%
   Syniverse Holdings *                                 15,300           287,640
                                                                 ---------------
UTILITIES - 5.1%
   Alliant Energy                                       28,700           843,206
   Atmos Energy                                         28,300           686,841
   Delta Natural Gas                                    13,300           326,781
   Florida Public Utilities                             19,400           230,472
   Laclede Group                                         5,600           292,992
   Maine & Maritimes *                                   5,500           181,500
   ONEOK                                                 9,900           315,810
   Portland General Electric                            12,700           260,604
   South Jersey Industries                               5,700           194,199
   Teco Energy                                          50,800           586,232
                                                                 ---------------
                                                                       3,918,637
                                                                 ---------------
   TOTAL COMMON STOCK
      (Cost $92,182,749)                                              74,266,891
                                                                 ---------------
REGISTERED INVESTMENT COMPANIES - 2.7%
   Goldman Sachs Financial Square
      Government Fund (B)                              400,000           400,000
   iShares Russell 2000 Value Index Fund                 5,200           274,144
   iShares S&P SmallCap 600 Value
      Index Fund                                         6,000           312,780
   JP Morgan U.S. Government Money
      Market Fund (B)                                  325,000           325,000
   Rydex S&P Smallcap 600 Pure Value ETF                33,000           746,790
                                                                 ---------------
   TOTAL REGISTERED INVESTMENT COMPANIES
      (Cost $2,386,048)                                                2,058,714
                                                                 ---------------

See note to schedule of investments.


                            WWW.HIGHMARKFUNDS.COM | 7

(HIGHMARK FUNDS(R) LOGO)

SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

COGNITIVE VALUE FUND (CONCLUDED)

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
REPURCHASE AGREEMENT - 9.8%
   Bank of America (B)
      0.330%, dated 10/31/08, matures on
      11/03/08, repurchase price $2,229,911
      (collaterized by various corporate
      obligations, par value $317,635 -
      $6,023,000, 5.500% - 7.900%, 02/15/12
      - 01/01/99, total market value
      $2,341,343)                              $     2,229,850   $     2,229,850
   Deutsch Bank
      0.100%, dated 10/31/08, matures on
      11/03/08, repurchase price $1,324,775
      (collateralized by a U.S.
      Treasury Bill obligation, par value
      $1,169,100, 11.750%, 11/15/14, total
      market value $1,351,287)                       1,324,764         1,324,764
   HSBC Securities (B)
      0.500%, dated 10/31/08, matures on
      11/03/08, repurchase price $4,000,167
      (collateralized by various
      asset-backed obligations, par value
      $130 - $23,957,000, 0.000% - 11.750%,
      11/15/08 - 11/01/47, total market
      value $4,232,938)                              4,000,000         4,000,000
                                                                 ---------------
   TOTAL REPURCHASE AGREEMENT
      (Cost $7,554,614)                                                7,554,614
                                                                 ---------------
TOTAL INVESTMENTS - 108.5%
   (Cost $102,123,411)++                                              83,880,219
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - (8.5)%                              (6,535,773)
                                                                 ---------------
NET ASSETS - 100.0%                                              $    77,344,446
                                                                 ===============

*    NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT OCTOBER 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $102,123,411, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $2,411,700 AND $(20,654,892), RESPECTIVELY.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT OCTOBER 31, 2008. THE TOTAL VALUE OF SECURITIES ON LOAN AT OCTOBER 31, 2008 IS $6,755,514.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

CL - CLASS
ETF - EXCHANGE TRADED FUND
REIT - REAL ESTATE INVESTMENT TRUST
S&P - STANDARD & POOR'S

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.


                               8 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

CORE EQUITY FUND

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - 99.7%+
CONSUMER DISCRETIONARY - 8.7%
   Autoliv                                              11,100   $       237,096
   Best Buy                                             10,800           289,548
   Brinker International                                31,400           292,020
   Home Depot                                           69,095         1,629,951
   Limited Brands (A)                                   32,800           392,944
   Lowe's                                               20,100           436,170
   Macy's                                               83,400         1,024,986
   Starwood Hotels & Resorts Worldwide                  14,700           331,338
   Target                                                6,000           240,720
   Time Warner                                         101,400         1,023,126
   Wyndham Worldwide                                    13,900           113,841
                                                                 ---------------
                                                                       6,011,740
                                                                 ---------------
CONSUMER STAPLES - 12.7%
   ConAgra Foods                                        77,100         1,343,082
   Kimberly-Clark                                       27,305         1,673,523
   Pepsi Bottling Group                                 51,200         1,183,744
   Procter & Gamble (A)                                 19,800         1,277,892
   Safeway                                              30,700           652,989
   Wal-Mart Stores                                      47,700         2,662,137
                                                                 ---------------
                                                                       8,793,367
                                                                 ---------------
ENERGY - 11.1%
   Baker Hughes                                          7,200           251,640
   BP PLC, SP ADR (A)                                   29,400         1,461,180
   Chevron                                              20,900         1,559,140
   ConocoPhillips                                       48,830         2,540,137
   Nabors Industries *                                  57,700           829,726
   Patterson-UTI Energy                                 30,600           406,062
   Valero Energy                                        29,100           598,878
                                                                 ---------------
                                                                       7,646,763
                                                                 ---------------
FINANCIALS - 13.3%
   Allstate                                             57,000         1,504,230
   Bank of America                                      36,380           879,305
   Capital One Financial (A)                             7,900           309,048
   Chubb                                                 8,300           430,106
   Genworth Financial, Cl A                             14,300            69,212
   Goldman Sachs Group                                  19,610         1,813,925
   Hartford Financial Services Group                    14,300           147,576
   JPMorgan Chase                                       54,420         2,244,825
   MetLife                                              22,300           740,806
   Progressive                                          27,800           396,706
   Wells Fargo                                          17,800           606,090
                                                                 ---------------
                                                                       9,141,829
                                                                 ---------------
HEALTH CARE - 15.1%
   AmerisourceBergen                                    13,900           434,653
   Amgen *                                              51,900         3,108,291
   Forest Laboratories *                                23,500           545,905

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - (CONTINUED)+
HEALTH CARE - (CONTINUED)
   GlaxoSmithKline PLC, SP ADR                          22,300   $       863,010
   Pfizer                                              153,309         2,715,102
   UnitedHealth Group                                   69,000         1,637,370
   WellPoint *                                          29,200         1,135,004
                                                                 ---------------
                                                                      10,439,335
                                                                 ---------------
INDUSTRIAL - 11.0%
   Boeing                                               21,800         1,139,486
   Caterpillar                                           7,300           278,641
   Cooper Industries, Cl A                               8,500           263,075
   FedEx                                                 5,100           333,387
   General Electric                                     91,855         1,792,091
   Northrop Grumman                                     26,360         1,236,020
   Parker Hannifin                                      15,150           587,366
   Rockwell Automation                                   7,900           218,593
   Ryder System                                         36,000         1,426,320
   Union Pacific                                         4,900           327,173
                                                                 ---------------
                                                                       7,602,152
                                                                 ---------------
INFORMATION TECHNOLOGY - 17.2%
   Computer Sciences *                                  23,300           702,728
   EMC *                                               197,600         2,327,728
   Hewlett-Packard                                      19,400           742,632
   Intel                                               164,140         2,626,240
   International Business Machines                      15,960         1,483,801
   Jabil Circuit (A)                                    79,400           667,754
   LSI *                                                74,700           287,595
   Microsoft                                            22,025           491,818
   Symantec *                                          198,900         2,502,162
                                                                 ---------------
                                                                      11,832,458
                                                                 ---------------
MATERIALS - 3.2%
   Alcoa                                                46,840           539,128
   Dow Chemical                                         63,500         1,693,545
                                                                 ---------------
                                                                       2,232,673
                                                                 ---------------
TELECOMMUNICATION SERVICES - 3.6%
   Verizon Communications                               82,400         2,444,808
                                                                 ---------------
UTILITIES - 3.8%
   CenterPoint Energy                                   25,900           298,368
   DTE Energy                                           37,800         1,334,340
   Nisource                                             15,700           203,472
   Pinnacle West Capital                                12,000           379,800
   Sempra Energy                                         9,800           417,383
                                                                 ---------------
                                                                       2,633,363
                                                                 ---------------
   TOTAL COMMON STOCK
      (Cost $95,481,972)                                              68,778,488
                                                                 ---------------

See note to schedule of investments.


                            WWW.HIGHMARKFUNDS.COM | 9

(HIGHMARK FUNDS(R) LOGO)

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

CORE EQUITY FUND (CONCLUDED)

Description                                       Shares/Par          Value
--------------------------------------------   ---------------   ---------------
REGISTERED INVESTMENT COMPANY - 0.2%
   JP Morgan U.S. Government Money
      Market Fund (B)                                  150,000   $       150,000
                                                                 ---------------
   TOTAL REGISTERED INVESTMENT COMPANY
      (Cost $150,000)                                                    150,000
                                                                 ---------------
REPURCHASE AGREEMENT - 5.1%
   Bank of America (B)
      0.330%, dated 10/31/08, matures on
      11/03/08, repurchase price $328,203
      (collateralized by various corporate
      obligations, ranging in par value from
      $317,635 - $6,023,000, 5.500% -
      7.900%, 02/15/12 - 01/01/99, total
      market value $344,604)                   $       328,194           328,194
   Deutsch Bank
      0.100%, dated 10/31/08, matures on
      11/03/08, repurchase price $209,492
      (collateralized by a U.S. Treasury
      Bill obligation, par value $184,900,
      11.750%, 11/15/14, total market value
      $213,714)                                        209,490           209,490
   HSBC Securities (B)
      0.500%, dated 10/31/08, matures on
      11/03/08, repurchase price $3,000,125
      (collaterized by various asset-backed
      obligations, ranging in par value from
      $130 - $23,957,000, 0.000% - 11.750%,
      11/15/08 - 11/01/47, total market
      value $3,174,703)                              3,000,000         3,000,000
                                                                 ---------------
   TOTAL REPURCHASE AGREEMENT
      (Cost $3,537,684)                                                3,537,684
                                                                 ---------------
TOTAL INVESTMENTS - 105.0%
   (Cost $99,169,656)++                                               72,466,172
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - (5.0)%                              (3,448,738)
                                                                 ---------------
NET ASSETS - 100.0%                                              $    69,017,434
                                                                 ===============

*    NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT OCTOBER 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $99,169,656, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,055,082 AND $(27,758,566), RESPECTIVELY.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT OCTOBER 31, 2008. THE TOTAL VALUE OF SECURITIES ON LOAN AT OCTOBER 31, 2008 IS $3,416,519.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
PLC    - PUBLIC LIABILITY COMPANY
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.


                               10 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

ENHANCED GROWTH FUND

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - 96.1%+
CONSUMER DISCRETIONARY - 1.9%
   Amazon.com *                                         11,400   $       652,536
   Comcast, Cl A                                        30,000           472,800
   Garmin * ++(A)                                       14,100           316,545
   HSN * (A)                                             3,650            22,447
   IAC/InterActiveCorp *                                 9,125           152,935
   Interval Leisure Group *                              3,650            26,499
   Ticketmaster *                                        3,650            35,332
                                                                 ---------------
                                                                       1,679,094
                                                                 ---------------
FINANCIALS - 0.0%
   Tree.com *                                              608             1,648
                                                                 ---------------
HEALTH CARE - 10.7%
   Alcon ++                                              4,500           396,540
   Allergan                                             12,000           476,040
   Amgen *                                               8,000           479,120
   Amylin Pharmaceuticals * (A)                         13,000           132,730
   BioMarin Pharmaceuticals *                           25,000           458,000
   Celgene *                                            16,000         1,028,160
   Cephalon * (A)                                       10,000           717,200
   Cerner * (A)                                         12,900           480,267
   ev3 * (A)                                            45,000           291,150
   Genentech *                                           5,000           414,700
   Genzyme *                                            10,000           728,800
   Hologic *                                            30,000           367,200
   Human Genome Sciences *                              60,000           193,800
   Intermune * (A)                                      20,000           294,600
   Medicines * (A)                                      15,000           261,450
   Schering-Plough                                      39,000           565,110
   Thermo Fisher Scientific * (A)                       13,000           527,800
   United Therapeutics *                                 2,600           226,798
   Varian Medical Systems *                             16,000           728,160
   Xenoport * (A)                                       15,000           624,150
                                                                 ---------------
                                                                       9,391,775
                                                                 ---------------
INDUSTRIAL - 0.5%
   Monster Worldwide * (A)                              18,400           262,016
   SunPower, Cl B *                                      5,485           162,411
                                                                 ---------------
                                                                         424,427
                                                                 ---------------
INFORMATION TECHNOLOGY - 81.7%
   Accenture, Cl A ++                                   40,000         1,322,000
   Activision Blizzard *                                49,200           613,032
   Adobe Systems *                                      44,500         1,185,480
   Akamai Technologies *                                10,050           144,519
   Altera (A)                                           59,500         1,032,325
   Amdocs * ++                                          34,900           787,344
   Amkor Technology * (A)                               43,050           174,783
   Analog Devices                                       21,650           462,444
   Anixter International * (A)                           6,450           216,784

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - (CONTINUED)+
INFORMATION TECHNOLOGY - (CONTINUED)
   Apple *                                              33,925   $     3,649,991
   Applied Materials                                    65,000           839,150
   Arrow Electronics *                                   9,700           169,265
   ASML Holding, Cl G ++                                41,777           733,186
   AU Optronics ADR                                     16,482           113,726
   Autodesk *                                           13,500           287,685
   Automatic Data Processing                            29,800         1,041,510
   Avnet *                                              26,000           435,240
   BMC Software *                                       17,000           438,940
   Broadcom, Cl A * (A)                                 67,600         1,154,608
   Cadence Design Systems *                             41,900           170,533
   Check Point Software Technologies * ++               31,000           626,820
   Ciena *                                              26,000           249,860
   Cisco Systems *                                     177,000         3,145,290
   Citrix Systems *                                     15,000           386,550
   Cognizant Technology Solutions, Cl A *               35,300           677,760
   CommScope *                                          11,500           169,165
   Comtech Telecommunications *                          3,000           145,260
   Comverse Technology *                                42,000           305,340
   Corning                                             113,200         1,225,956
   Cypress Semiconductor * (A)                          20,000           100,200
   Dell *                                               71,900           873,585
   eBay *                                               55,700           850,539
   Electronic Arts *                                    28,000           637,840
   EMC *                                               115,300         1,358,234
   F5 Networks *                                        16,000           397,120
   Fiserv *                                             14,000           467,040
   Flextronics International * ++                       62,000           259,160
   GigaMedia * ++ (A)                                   20,200           120,998
   Google, Cl A * (A)                                    8,925         3,207,288
   Harris                                               13,150           472,743
   Hewlett-Packard                                     100,200         3,835,656
   Immersion * (A)                                      22,000           113,960
   Intel                                               174,050         2,784,800
   International Business Machines                      31,750         2,951,797
   Intersil, Cl A                                       41,100           562,659
   Intuit *                                             21,750           545,055
   Juniper Networks *                                   71,500         1,339,910
   Kla-Tencor                                           25,000           581,250
   Lam Research *                                       25,900           579,124
   Linear Technology (A)                                21,950           497,826
   Marvell Technology Group * ++                        58,500           407,160
   Maxim Integrated Products                            28,900           393,040
   McAfee *                                             32,500         1,057,875
   MEMC Electronic Materials *                          26,950           495,341
   Microchip Technology                                 18,000           443,340
   Microsoft                                           186,750         4,170,127
   National Semiconductor                               39,300           517,581
   Network Appliance *                                  39,700           537,141
   Nintendo ADR                                         25,300           986,700

See note to schedule of investments.


                           WWW.HIGHMARKFUNDS.COM | 11

(HIGHMARK FUNDS(R) LOGO)

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

ENHANCED GROWTH FUND (CONTINUED)

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - (CONTINUED)+
INFORMATION TECHNOLOGY - (CONTINUED)
   Nokia SP ADR                                         67,500   $     1,024,650
   Nvidia *                                             52,425           459,243
   Oracle *                                            127,000         2,322,830
   Paychex                                              17,900           510,866
   Qualcomm                                             81,600         3,122,016
   Quality Systems (A)                                  21,000           808,290
   Red Hat *                                            37,700           501,787
   Research In Motion *++                               25,000         1,260,750
   Salesforce.com *                                     15,750           487,620
   Samsung Electronics GDR +++                           3,000           617,250
   SAP ADR (A)                                          23,200           819,656
   Siliconware Precision Industries ADR (A)             95,009           535,851
   Sun Microsystems *                                   42,200           194,120
   Symantec *                                           22,800           286,824
   SYNNEX * (A)                                         16,300           251,509
   Taiwan Semiconductor Manufacturing
      ADR                                               57,249           472,877
   Texas Instruments                                    54,700         1,069,932
   Varian Semiconductor Equipment
      Associates * (A)                                  16,000           313,920
   Verisign * (A)                                       38,400           814,080
   VMware, Cl A * (A)                                   15,000           465,000
   Western Digital *                                    13,300           219,450
   Xilinx                                               50,800           935,736
   Yahoo! *                                             57,475           736,830
                                                                 ---------------
                                                                      71,680,722
                                                                 ---------------
TELECOMMUNICATION SERVICES - 1.3%
   American Tower, Cl A *                               18,050           583,195
   Millicom International Cellular *++(A)                8,950           358,000
   Tele Norte Leste Participacoes ADR (A)               14,700           199,626
                                                                 ---------------
                                                                       1,140,821
                                                                 ---------------
   TOTAL COMMON STOCK
      (Cost $102,725,015)                                             84,318,487
                                                                 ---------------
REGISTERED INVESTMENT COMPANIES - 2.4%
   Goldman Sachs Financial Square
      Government Fund (B)                              350,000           350,000
   iShares Dow Jones US Pharmaceuticals
      Index Fund                                         8,000           341,200
   JPMorgan U.S. Government Money
      Market Fund (B)                                  300,000           300,000
   Powershares QQQ (A)                                  33,700         1,108,393
                                                                 ---------------
   TOTAL REGISTERED INVESTMENT COMPANIES
      (Cost $2,532,358)                                                2,099,593
                                                                 ---------------

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
REPURCHASE AGREEMENT - 14.7%
   Bank of America (B)
      0.330%, dated 10/31/08, matures on
      11/03/08, repurchase price $2,241,070
      (collateralized by various corporate
      obligations, ranging in par value from
      $317,635 - $6,023,000, 5.500% -
      7.900%, 02/15/12 - 01/01/99,
      total market value $2,353,058)           $     2,241,008   $     2,241,008
   Deutsche Bank
      0.100%, dated 10/31/08, matures on
      11/03/08, repurchase price $1,682,258
      (collateralized by a U.S. Treasury
      Bill obligation, par value $1,484,600,
      11.750%, 11/15/14, total market
      value $ 1,715,954)                             1,682,244         1,682,244
   HSBC Securities (B)
      0.500%, dated 10/31/08, matures on
      11/03/08, repurchase price $9,000,375
      (collateralized by various
      asset-backed obligations, ranging
      in par value from $130 - $23,957,000,
      0.000% - 11.750%, 11/15/08 - 11/01/47,
      total market value $9,524,110)                 9,000,000         9,000,000
                                                                 ---------------
   TOTAL REPURCHASE AGREEMENT
      (Cost $12,923,252)                                              12,923,252
                                                                 ---------------
TOTAL INVESTMENTS - 113.2%
   (Cost $118,180,625)++++                                            99,341,332
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - (13.2)%                            (11,555,528)
                                                                 ---------------
NET ASSETS - 100.0%                                              $    87,785,804
                                                                 ===============

See note to schedule of investments.


                               12 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

ENHANCED GROWTH FUND (CONCLUDED)

*    NON-INCOME PRODUCING SECURITY.

++ THIS SECURITY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

+++ SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THIS SECURITY AS OF OCTOBER 31, 2008 WAS $617,250 AND REPRESENTED 0.7% OF NET ASSETS.

++++ AT OCTOBER 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
     $118,180,625 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $7,594,358 AND $(26,433,651), RESPECTIVELY.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT OCTOBER 31, 2008. THE TOTAL VALUE OF SECURITIES ON LOAN AT OCTOBER 31, 2008 IS $11,596,331.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
GDR    - GLOBAL DEPOSITARY RECEIPT
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

See note to schedule of investments.


                           WWW.HIGHMARKFUNDS.COM | 13

(HIGHMARK FUNDS(R) LOGO)

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

FUNDAMENTAL EQUITY FUND

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - 96.1%+
CONSUMER DISCRETIONARY - 4.9%
   Carnival                                              1,380   $        35,052
   Kohl's *                                              2,644            92,884
   Lowe's                                                3,243            70,373
   Nordstrom                                             1,983            35,872
   Staples                                               5,665           110,071
   Tiffany & Co.                                         1,229            33,736
                                                                 ---------------
                                                                         377,988
                                                                 ---------------
CONSUMER STAPLES - 16.1%
   Altria Group                                          2,916            55,958
   Avon Products                                         1,540            38,238
   Cadbury PLC, SP ADR                                   1,381            51,069
   CVS Caremark                                          6,907           211,700
   Kellogg                                               1,210            61,008
   Kroger                                                1,580            43,387
   PepsiCo                                               3,377           192,523
   Philip Morris International                           3,368           146,407
   Procter & Gamble                                      4,130           266,550
   Wal-Mart Stores                                       3,350           186,964
                                                                 ---------------
                                                                       1,253,804
                                                                 ---------------
ENERGY - 14.4%
   Cameron International *                               2,889            70,087
   EOG Resources                                         1,000            80,920
   Exxon Mobil                                           5,050           374,306
   Occidental Petroleum                                  2,701           150,014
   Schlumberger                                          1,612            83,260
   Suncor Energy                                         6,614           158,207
   Tenaris, ADR                                            921            18,963
   Ultra Petroleum *                                     1,222            56,884
   XTO Energy                                            3,501           125,861
                                                                 ---------------
                                                                       1,118,502
                                                                 ---------------
FINANCIALS - 10.7%
   American Express                                      1,492            41,030
   Bank of America                                       5,395           130,397
   Goldman Sachs Group                                     949            87,783
   Hanover Insurance Group                               3,873           152,015
   Invesco                                               4,703            70,122
   JPMorgan Chase                                        6,452           266,145
   Wells Fargo                                           2,576            87,713
                                                                 ---------------
                                                                         835,205
                                                                 ---------------
HEALTH CARE - 11.0%
   Abbott Laboratories                                   3,948           217,732
   Genentech *                                             506            41,968
   Hospira *                                             2,295            63,847
   Johnson & Johnson                                     1,995           122,373
   Medtronic                                             2,563           103,366
   Merck                                                 3,800           117,610
   WellPoint *                                           1,041            40,464

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - (CONTINUED)+
HEALTH CARE - (CONTINUED)
   Wyeth                                                 3,249   $       104,553
   Zimmer Holdings *                                       981            45,548
                                                                 ---------------
                                                                         857,461
                                                                 ---------------
INDUSTRIAL - 9.6%
   Danaher                                               4,834           286,366
   Deere                                                 1,447            55,796
   Emerson Electric                                      3,169           103,721
   General Electric                                      5,172           100,906
   Rockwell Collins                                      1,525            56,776
   SunPower, Cl B *                                      1,000            29,610
   United Technologies                                   2,120           116,515
                                                                 ---------------
                                                                         749,690
                                                                 ---------------
INFORMATION TECHNOLOGY - 17.1%
   Applied Materials                                     7,445            96,115
   Cisco Systems *                                      10,113           179,708
   Citrix Systems *                                      4,110           105,915
   Corning                                               5,542            60,020
   Google, Cl A *                                          411           147,697
   Intel                                                11,377           182,032
   Intersil, Cl A                                        9,635           131,903
   Linear Technology                                     1,822            41,323
   Microsoft                                             5,152           115,044
   Nokia SP ADR                                          3,460            52,523
   Oracle *                                              8,973           164,116
   Symantec *                                            4,018            50,546
                                                                 ---------------
                                                                       1,326,942
                                                                 ---------------
MATERIALS - 5.2%
   Alcoa                                                 3,267            37,603
   Praxair                                               3,597           234,345
   Weyerhaeuser                                          3,464           132,394
                                                                 ---------------
                                                                         404,342
                                                                 ---------------
TELECOMMUNICATION SERVICES - 2.0%
   Verizon Communications                                5,280           156,658
                                                                 ---------------
UTILITIES - 5.1%
   Cleco                                                 6,271           144,296
   Exelon                                                1,182            64,112
   ITC Holdings                                            934            37,902
   Wisconsin Energy                                      3,485           151,595
                                                                 ---------------
                                                                         397,905
                                                                 ---------------
   TOTAL COMMON STOCK
      (Cost $9,447,854)                                                7,478,497
                                                                 ---------------

See note to schedule of investments.


                               14 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

FUNDAMENTAL EQUITY FUND (CONCLUDED)

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
REGISTERED INVESTMENT COMPANIES - 3.5%
   Dreyfus Cash Management                              95,816   $        95,816
   Financial Select Sector SPDR                         11,338           176,079
                                                                 ---------------
   TOTAL REGISTERED INVESTMENT COMPANIES
      (Cost $342,873)                                                    271,895
                                                                 ---------------
TOTAL INVESTMENTS - 99.6%
   (Cost $9,790,727) ++                                                7,750,392
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - 0.4%                                    30,701
                                                                 ---------------
NET ASSETS - 100.0%                                              $     7,781,093
                                                                 ===============

*    NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT OCTOBER 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $9,790,727, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $26,720 AND $(2,067,055), RESPECTIVELY.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
PLC    - PUBLIC LIABILITY COMPANY
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT
SPDR   - STANDARD & POOR'S DEPOSITARY RECEIPTS

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.


                           WWW.HIGHMARKFUNDS.COM | 15

(HIGHMARK FUNDS(R) LOGO)

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - 95.7%+
AUSTRALIA - 1.3%
   BHP Billiton ##                                      30,128   $       578,796
   Centennial Coal ## (A)                              100,000           235,157
   Commonwealth Bank of Australia ##                    12,000           328,029
   CSL ##                                               20,000           486,395
   Incitec Pivot ##                                     80,000           214,482
   QBE Insurance Group ##                               15,000           255,915
   Rio Tinto Limited ##                                  4,500           232,798
   Woolworths ##                                        25,000           466,041
                                                                 ---------------
                                                                       2,797,613
                                                                 ---------------
AUSTRIA - 0.4%
   Andritz AG ##                                         7,000           199,347
   Erste Bank Der Oesterreichischen
      Sparkassen ## (A)                                 15,000           399,900
   OMV ##                                                4,330           138,603
   Voestalpine ##                                        5,000           122,022
                                                                 ---------------
                                                                         859,872
                                                                 ---------------
BRAZIL - 1.4%
   Banco Itau Holding Financeira ADR (A)                37,500           414,750
   Cia Vale do Rio Doce ADR (A)                         70,000           918,400
   Petroleo Brasileiro ADR *                            45,000         1,210,050
   Tele Norte Leste Participacoes ADR (A)               35,000           475,300
                                                                 ---------------
                                                                       3,018,500
                                                                 ---------------
CANADA - 0.8%
   Bombardier CI B                                      50,000           192,898
   CGI Group Cl A *                                     40,000           319,257
   EnCana                                                5,000           254,003
   Petro-Canada                                         12,000           300,075
   Potash Corp of Saskatchewan                           3,000           255,372
   Royal Bank of Canada                                  6,000           233,170
   Teck Cominco                                          1,225            12,196
   Toronto-Dominion Bank                                 4,000           188,899
                                                                 ---------------
                                                                       1,755,870
                                                                 ---------------
COLOMBIA - 0.5%
   Bancolombia ADR                                      50,000           976,500
                                                                 ---------------
CZECH REPUBLIC - 0.2%
   CEZ ##                                               10,000           437,361
                                                                 ---------------
DENMARK - 0.5%
   A P Moller - Maersk ##                                   25           143,875
   Carlsberg Cl B ##                                     7,000           275,580
   FLSmidth ##                                           5,000           186,493
   Novo Nordisk ##                                      10,000           536,032
                                                                 ---------------
                                                                       1,141,980
                                                                 ---------------

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - (CONTINUED)
FINLAND - 0.5%
   Metso ##                                             17,000   $       225,913
   Nokia SP ADR                                         40,000           607,200
   Wartsila ##                                           8,000           202,690
                                                                 ---------------
                                                                       1,035,803
                                                                 ---------------
FRANCE - 11.2%
   Air Liquide ##                                        5,000           431,476
   Alstom ##                                            14,000           693,892
   AXA ##                                               55,311         1,056,664
   BNP Paribas ##                                       22,780         1,644,747
   Bouygues ##                                          30,000         1,277,410
   Capital Gemini ##                                    14,000           451,077
   Carrefour ##                                         15,000           633,675
   Christian Dior ##                                     9,000           545,240
   CNP Assurances ##                                    10,000           805,780
   Credit Agricole ##                                   35,000           506,346
   France Telecom ##                                    60,000         1,512,936
   GDF Suez ##                                          59,089         2,630,269
   Gemalto * ##                                         12,000           336,207
   LYMH Moet Hennessy Louis Vuitton ##                   9,000           598,896
   Nexans ##                                             7,000           399,280
   Pernod-Ricard ## (A)                                 17,000         1,107,018
   Sanofi-Aventis ##                                    47,746         3,025,051
   Schneider Electric ##                                 6,000           359,626
   Societe Generale ##                                   6,000           327,030
   Sodexho Alliance ##                                  17,000           816,248
   Suez Environnement *                                  5,000            95,591
   Total ##                                             57,520         3,164,375
   Vivendi ##                                           55,000         1,437,652
                                                                 ---------------
                                                                      23,856,486
                                                                 ---------------
GERMANY - 7.3%
   Adidas ##                                            15,000           521,045
   BASF ##                                              30,000           990,410
   Bayer ##                                             35,000         1,915,941
   Bilfinger Berger ##                                  10,000           450,506
   Deutsche Bank ##                                     19,000           709,781
   Deutsche Lufthansa ##                                25,000           346,253
   Deutsche Telekom ##                                  65,860           966,237
   E.ON ##                                              40,000         1,498,994
   Fresenius ##                                          8,000           507,828
   Fresenius Medical Care KGAA ##                       10,000           443,026
   K+S ##                                                5,000           193,680
   Kontron ##                                           40,000           313,422
   Merck ##                                              8,000           706,696
   Muenchener Rueckversicherungs-
      Gesellschaft ##                                   13,000         1,687,657
   RWE ##                                               25,000         2,049,526
   SAP ##                                               10,000           350,112
   Siemens ##                                           10,000           588,056

See note to schedule of investments.


                               16 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - (CONTINUED)
GERMANY - (CONTINUED)
   Solarworld ##                                        20,000   $       492,289
   Wacker Chemie ##                                      4,000           432,269
   Wincor Nixdorf ##                                     6,000           259,851
                                                                 ---------------
                                                                      15,423,579
                                                                 ---------------
GREECE - 0.9%
   Alpha Bank ##                                        40,000           583,997
   National Bank of Greece ##                           30,000           659,049
   OPAP ##                                              30,000           655,040
                                                                 ---------------
                                                                       1,898,086
                                                                 ---------------
HONG KONG - 1.4%
   Cheung Kong Holdings ##                              85,000           816,130
   China Mobile ##                                      60,000           528,199
   Dairy Farm International Holdings ##                 90,000           368,778
   Hongkong Land Holdings ##                           200,000           543,902
   Pacific Basin Shipping ##                           300,000           160,634
   Texwinca Holdings ##                              1,100,000           514,080
                                                                 ---------------
                                                                       2,931,723
                                                                 ---------------
ISRAEL - 0.6%
   NICE Systems SP ADR *                                20,000           447,200
   Teva Pharmaceutical SP ADR                           17,000           728,960
                                                                 ---------------
                                                                       1,176,160
                                                                 ---------------
ITALY - 1.9%
   Enel ##                                              50,000           334,513
   ENI ##                                               70,000         1,670,771
   Finmeccanica ##                                      17,000           210,838
   Intesa Sanpaolo ##                                  302,763         1,108,080
   Lottomatica ##                                       15,000           350,220
   Unipol Gruppo Finanziario ##                        200,000           354,837
                                                                 ---------------
                                                                       4,029,259
                                                                 ---------------
JAPAN - 22.7%
   Asahi Glass ##                                       50,000           314,189
   Astellas Pharma ##                                   50,000         2,013,938
   Bank of Yokohama ##                                 200,000           970,096
   Brother Industries ##                                55,000           375,207
   Canon ##                                             20,000           699,833
   Central Japan Railway ##                                150         1,232,185
   Circle K Sunkus ##                                   25,000           425,037
   East Japan Railway ##                                   180         1,280,880
   Electric Power Development ##                        15,000           446,593
   Fanuc ##                                              7,000           466,401
   Fuji Fire and Marine Insurance ##                   350,000           699,160
   Fujitsu ##                                          220,000           864,997
   Hisamitsu Pharmaceutical ##                          10,000           416,795
   Hogy Medical ##                                      10,000           552,335
   Hokuto ##                                            30,000           794,545

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - (CONTINUED)
JAPAN - (CONTINUED)
   Honda Motor ##                                       50,000   $     1,243,270
   Hosiden ##                                           80,000           840,149
   Inpex Holdings ##                                       100           580,539
   Japan Tobacco ##                                        200           709,535
   KDDI ##                                                 250         1,497,884
   Kirin Holdings ##                                    30,000           331,806
   Konami ##                                            15,000           271,363
   Kuraray ##                                           40,000           306,108
   Lawson ##                                            17,000           830,898
   Marubeni ##                                         200,000           777,009
   Matsushita Electric Industrial ##                    65,000         1,046,743
   Mazda Motor ##                                      100,000           221,782
   Millea Holdings ##                                   50,000         1,542,295
   Miraca Holdings ##                                   40,000           645,069
   Mitsubishi ##                                        60,000         1,005,711
   Mitsui ##                                            75,000           726,713
   Mizuho Financial Group ##                               250           610,450
   Nikon ##                                             25,000           352,329
   Nintendo ##                                           7,000         2,249,158
   Nippon Electric Glass ##                             75,000           451,124
   Nippon Steel ##                                     200,000           673,183
   Nomura Real Estate Holdings ## (A)                  100,000         1,959,142
   NTT DoCoMo ##                                           800         1,268,759
   Okinawa Electric Power ##                             8,000           469,022
   Orix ##                                              10,000         1,027,431
   Osaka Gas ##                                        150,000           530,586
   Ricoh ##                                             80,000           860,961
   Sankyo ##                                            12,000           533,921
   Seven & I Holdings ##                                50,000         1,403,898
   Shin-Etsu Chemical ##                                10,000           531,554
   Shinsei Bank ##                                     200,000           306,782
   Shiseido ##                                          20,000           411,505
   Sky Perfect JSAT Holdings ##                          2,000           754,378
   Star Micronics ##                                    35,000           379,127
   Sumitomo ##                                          50,000           439,902
   Sumitomo Electric ##                                 50,000           404,827
   Sumitomo Metal Industries ##                        120,000           308,633
   Sumitomo Mitsui Financial Group ##                      400         1,603,546
   Sumitomo Trust & Banking ##                         100,000           463,108
   Takeda Pharmaceutical ##                             30,000         1,490,556
   Toagosei ##                                         150,000           321,874
   Tokyo Electric Power ##                              20,000           566,410
   Tokyo Gas ##                                        150,000           644,993
   Toyo Suisan Kaisha ##                                35,000           902,426
   Toyota Motor ##                                      40,000         1,562,037
   USS ##                                               10,000           612,501
                                                                 ---------------
                                                                      48,223,188
                                                                 ---------------

See note to schedule of investments.


                           WWW.HIGHMARKFUNDS.COM | 17

(HIGHMARK FUNDS(R) LOGO)

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - (CONTINUED)
LUXEMBOURG - 0.5%
   ArcelorMittal ##                                     42,625   $     1,106,612
   Reinet Investments *                                  2,054            21,148
                                                                 ---------------
                                                                       1,127,760
                                                                 ---------------
MALAYSIA - 1.0%
   Digi.com ##                                          50,000           260,143
   Genting ##                                          250,000           322,527
   MISC ##                                             150,000           345,484
   PPB Group ##                                        150,000           328,942
   Public Bank ##                                      200,000           475,269
   Tenaga Nasional ##                                  200,000           339,946
                                                                 ---------------
                                                                       2,072,311
                                                                 ---------------
NETHERLANDS - 3.9%
   Imtech ##                                            20,000           305,548
   ING Groep ##                                         70,000           656,625
   Koninklijke Boskalis Westminster ##                  16,000           528,211
   Koninklijke DSM ##                                   20,000           556,968
   Koninklijke KPN ##                                   65,000           915,408
   Nutreco Holding ##                                   22,000           701,440
   Royal Dutch Shell, Cl A ##                           80,000         2,197,978
   Royal Dutch Shell, Cl B ##                           40,733         1,104,342
   Unilever ##                                          30,000           722,985
   Wolters Kluwer ##                                    30,000           531,071
                                                                 ---------------
                                                                       8,220,576
                                                                 ---------------
NORWAY - 1.3%
   DNB NOR ##                                           80,000           463,627
   Statoil ##                                           62,265         1,252,374
   Tandberg ##                                          40,000           494,897
   Yara International ##                                25,000           522,305
                                                                 ---------------
                                                                       2,733,203
                                                                 ---------------
PHILIPPINES - 2.0%
   Aboitiz Power ##                                  5,000,000           350,249
   Ayala ##                                            150,000           721,661
   Bank of the Philippine Islands ##                   500,000           413,974
   Energy Development ##                             5,000,000           303,561
   Globe Telecom ##                                     20,000           371,397
   Manila Water ##                                   1,500,000           375,189
   Philex Mining                                     2,000,000           208,477
   Philippine Long Distance Telephone ##                30,000         1,227,315
   SM Investments ##                                    70,000           283,599
                                                                 ---------------
                                                                       4,255,422
                                                                 ---------------
POLAND - 0.8%
   Powszechna Kasa
      Oszczednosci Bank Polski ##                       80,000           903,825
   Telekomunikacja Polska ##                           120,000           906,741
                                                                 ---------------
                                                                       1,810,566
                                                                 ---------------

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - (CONTINUED)
SINGAPORE - 1.2%
   DBS Group Holdings ##                                40,000   $       305,340
   Jardine Cycle & Carriage ##                          40,000           256,575
   Keppel Corp ##                                       75,000           233,827
   SembCorp Industries ##                              190,000           319,332
   SembCorp Marine ##                                  180,000           223,682
   Singapore Telecommunications ##                     191,900           325,004
   United Overseas Bank ##                              70,000           632,853
   Venture Corp ##                                      60,000           219,262
                                                                 ---------------
                                                                       2,515,875
                                                                 ---------------
SPAIN - 2.1%
   Banco Bilbao Vizcaya Argentaria ##                   52,566           610,098
   Banco Santander ##                                  100,000         1,081,517
   Construcciones y Auxiliar de
      Ferrocarriles ##                                   1,000           279,550
   Iberdrola ##                                         60,000           434,241
   Red Electrica de Espana ##                            9,000           394,481
   Repsol YPF ##                                        15,000           285,239
   Telefonica ##                                        70,000         1,296,047
                                                                 ---------------
                                                                       4,381,173
                                                                 ---------------
SWEDEN - 0.4%
   Alfa Laval ##                                        35,000           252,662
   Getinge, Cl B ##                                     25,000           349,654
   Nordea Bank ##                                       40,000           320,605
                                                                 ---------------
                                                                         922,921
                                                                 ---------------
SWITZERLAND - 12.1%
   ABB ##                                              100,000         1,312,111
   Adecco ##                                            12,000           417,443
   Compagnie Financiere Richemont Cl A                  15,000           315,340
   Credit Suisse Group ##                               44,477         1,663,167
   Lonza Group ##                                        7,000           580,950
   Nestle ##                                           130,000         5,055,309
   Novartis ##                                          95,002         4,822,113
   Pargesa Holding ##                                   10,000           766,023
   Roche Holding ##                                     26,633         4,072,901
   Sonova Holding ##                                    10,000           415,506
   Swatch Group ##                                       3,000           468,132
   Swisscom ##                                           2,000           611,123
   Syngenta ##                                          11,000         2,056,266
   Temenos Group * ##                                   30,000           375,731
   UBS * (A)                                            30,000           507,000
   Zurich Financial Services ##                         11,198         2,271,824
                                                                 ---------------
                                                                      25,710,939
                                                                 ---------------
THAILAND - 1.1%
   Advanced Info Service ##                            130,000           273,584
   Bangkok Bank ##                                     120,000           241,403
   Bangkok Dusit Medical Service ##                    146,400            84,744

See note to schedule of investments.


                              18 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - (CONTINUED)
THAILAND - (CONTINUED)
   Banpu                                                50,000   $       235,223
   BEC World ##                                        400,000           191,409
   CP All ##                                           800,000           176,617
   Electricity Generating ##                           150,000           255,222
   Kasikornbank ##                                     200,000           290,634
   PTT ##                                               90,000           225,106
   Siam Commercial Bank ##                             200,000           309,948
                                                                 ---------------
                                                                       2,283,890
                                                                 ---------------
TURKEY - 1.0%
   Anadolu Efes Biracilik ve Malt Sanayii ##            40,000           338,669
   Ford Otomotiv Sanayi ##                              60,000           188,745
   Haci Omer Sabanci Holding ##                        100,000           242,865
   KOC Holding * ##                                    105,536           196,903
   Tupras Turkiye Petrol Rafine ##                      25,000           315,689
   Turkcell Iletisim Hizmet ADR (A)                     30,000           368,100
   Turkiye Is Bankasi, Cl C ##                         171,607           487,881
                                                                 ---------------
                                                                       2,138,852
                                                                 ---------------
UNITED KINGDOM - 16.7%
   3i Group ##                                          50,000           436,125
   Aegis Group ##                                      400,000           421,556
   AstraZeneca ##                                       52,085         2,207,282
   BAE Systems ##                                      200,000         1,124,192
   BG Group ##                                          80,000         1,176,315
   BHP Billiton ##                                     110,000         1,867,858
   BP ##                                               330,000         2,689,987
   British American Tobacco ##                         109,169         2,994,424
   BT Group ##                                         200,000           375,809
   Centrica ##                                         125,000           614,227
   Chemring Group ##                                    15,000           384,821
   Compass Group ##                                    120,000           558,010
   Diageo ##                                           100,000         1,526,050
   G4S ##                                              175,000           530,021
   GlaxoSmithKline ##                                  125,044         2,403,838
   HBOS ##                                             200,000           327,485
   HSBC Securities ##                                  200,000         2,368,841
   International Power ##                              125,000           447,187
   Intertek Group ##                                    60,000           710,585
   John Wood Group ##                                   80,000           309,214
   Prudential ##                                       150,000           753,500
   Reckitt Benckiser Group ##                           35,000         1,480,492
   Rio Tinto plc ##                                     15,000           700,681
   Royal Bank of Scotland Group * ##                   400,000           440,606
   RSA Insurance Group ##                              400,000           889,533
   Scottish & Southern Energy ##                        30,000           588,051
   Standard Chartered ##                                60,000           991,621
   Tesco ##                                            300,000         1,643,732
   Unilever ##                                          46,850         1,052,523
   Vodafone Group ##                                 1,000,385         1,924,454

Description                                       Shares/Par          Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - (CONTINUED)
UNITED KINGDOM - (CONTINUED)
   WH Smith * ##                                       120,000   $       721,479
   WPP Group ##                                        120,000           717,810
                                                                 ---------------
                                                                      35,378,309
                                                                 ---------------
   TOTAL COMMON STOCK
      (Cost $244,044,334)                                            203,113,777
                                                                 ---------------
RIGHTS - 0.0%
ITALY - 0.0%
   Finmeccanica *                                       17,000             6,934
                                                                 ---------------
PHILIPPINES - 0.0%
   Philex Mining * ##                                  500,000                --
                                                                 ---------------
   TOTAL RIGHTS
      (Cost $--)                                                           6,934
                                                                 ---------------
REGISTERED INVESTMENT COMPANIES - 0.2%
   Goldman Sachs Financial Square
      Government Fund (B)                              250,000           250,000
   JPMorgan U.S. Government Money
      Market Fund (B)                                  140,000           140,000
                                                                 ---------------
   TOTAL REGISTERED INVESTMENT COMPANIES
      (Cost $390,000)                                                    390,000
                                                                 ---------------
REPURCHASE AGREEMENT - 6.2%
   Bank of America (B)
      0.330%, dated 10/31/08, matures on
      11/03/08, repurchase price $1,787,716
      (collateralized by various corporate
      obligations, ranging in par value from
      $317,635 - $6,023,000 5.500% - 7.900%,
      02/15/12 - 01/01/99, total market
      value $1,877,051)                        $     1,787,667         1,787,667
   Deutsche Bank
      0.100%, dated 10/31/08, matures on
      11/03/08, repurchase price $9,310,681
      (collateralized by a U.S. Treasury
      Bill obligation, par value $8,216,500,
      11.750%, 11/15/14, total market
      value $9,496,923)                              9,310,603         9,310,603

See note to schedule of investments.


                           WWW.HIGHMARKFUNDS.COM | 19

(HIGHMARK FUNDS(R) LOGO)

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONCLUDED)

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
REPURCHASE AGREEMENT - (CONTINUED)
   HSBC Securities (B)
      0.500%, dated 10/31/08, matures on
      11/03/08, repurchase price $2,000,083
      (collateralized by various
      asset-backed obligations, ranging in
      par value from $130 - $23,957,000,
      0.000% - 11.750%, 11/15/08 - 11/01/47,
      total market value $2,116,469)           $     2,000,000   $     2,000,000
                                                                 ---------------
   TOTAL REPURCHASE AGREEMENT
      (Cost $13,098,270)                                              13,098,270
                                                                 ---------------
TOTAL INVESTMENTS - 102.1%
   (Cost $257,532,604)++
                                                                     216,608,981
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - (2.1)%                              (4,487,691)
                                                                 ---------------
NET ASSETS - 100.0%                                              $   212,121,290
                                                                 ===============

*    NON-INCOME PRODUCING SECURITY.

## SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE VALUATION COMMITTEE OF THE BOARD OF TRUSTEES. THE TOTAL VALUE OF THESE SECURITIES AS OF OCTOBER 31, 2008 IS $193,828,668.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT OCTOBER 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $257,532,604, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $10,247,968 AND $(51,171,591), RESPECTIVELY.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT OCTOBER 31, 2008. THE TOTAL VALUE OF SECURITIES ON LOAN AT OCTOBER 31, 2008 IS $3,948,464.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

FOREIGN CURRENCY CONTRACTS OUTSTANDING AS OF OCTOBER 31, 2008 WERE AS FOLLOWS:

                          PRINCIPAL                        NET
CONTRACTS                  AMOUNT                      UNREALIZED
TO BUY OR                COVERED BY                   APPRECIATION
TO SELL     CURRENCY      CONTRACTS     EXPIRATION   (DEPRECIATION)
---------   --------   --------------   ----------   --------------
Buy            EUR         12,500,000      11/08      ($2,636,825)
Sell           EUR        (12,500,000)     11/08        3,433,700
Buy            EUR         12,500,000      11/08       (2,536,863)
Sell           EUR        (12,500,000)     11/08        2,354,854
Sell           EUR         (6,000,000)     01/09           83,094
Buy            GBP          5,000,000      12/08       (1,208,265)
Sell           GBP         (5,000,000)     12/08          737,665
Sell           GBP         (4,500,000)     01/09           82,904
Buy            JPY      1,000,000,000      11/08          659,986
Sell           JPY     (1,000,000,000)     11/08         (853,625)
Sell           JPY       (500,000,000)     01/09           79,544
                                                     ------------
                                                     $    196,169

ADR    - AMERICAN DEPOSITARY RECEIPT
EUR    - EUROPEAN UNION EURO
CL     - CLASS
GBP    - GREAT BRITISH POUND
JPY    - JAPANESE YEN
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.


                               20 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

LARGE CAP GROWTH FUND

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - 96.1%+
CONSUMER DISCRETIONARY - 5.2%
   Carnival                                             13,300   $       337,820
   Kohl's *                                             32,485         1,141,198
   Lowe's                                               31,010           672,917
   Nordstrom (A)                                        26,649           482,080
   Staples (A)                                          55,274         1,073,974
   Tiffany & Co. (A)                                    12,616           346,309
                                                                 ---------------
                                                                       4,054,298
                                                                 ---------------
CONSUMER STAPLES - 16.8%
   Altria Group                                         37,463           718,915
   Cadbury PLC, SP ADR                                  17,062           630,953
   CVS Caremark                                         71,267         2,184,333
   Kroger                                               15,000           411,900
   PepsiCo                                              42,772         2,438,432
   Philip Morris International                          45,678         1,985,623
   Procter & Gamble (A)                                 37,405         2,414,119
   Wal-Mart Stores                                      43,381         2,421,094
                                                                 ---------------
                                                                      13,205,369
                                                                 ---------------
ENERGY - 11.3%
   Chevron                                              19,149         1,428,515
   EOG Resources                                        10,000           809,200
   Exxon Mobil                                          16,404         1,215,864
   Occidental Petroleum                                 20,642         1,146,457
   Schlumberger                                         25,854         1,335,359
   Smith International                                  26,006           896,687
   Suncor Energy                                        12,600           301,392
   Tenaris, ADR                                          8,380           172,544
   XTO Energy                                           43,995         1,581,620
                                                                 ---------------
                                                                       8,887,638
                                                                 ---------------
FINANCIALS - 3.3%
   Aflac                                                14,881           658,931
   American Express                                     20,001           550,027
   Goldman Sachs Group                                   7,570           700,225
   Invesco                                              46,000           685,860
                                                                 ---------------
                                                                       2,595,043
                                                                 ---------------
HEALTH CARE - 13.5%
   Abbott Laboratories                                  47,701         2,630,710
   Genentech *                                           4,850           402,259
   Hospira *                                            23,170           644,589
   Johnson & Johnson                                    31,178         1,912,459
   Medtronic                                            39,483         1,592,349
   Merck                                                42,750         1,323,113
   WellPoint *                                           9,950           386,757
   Wyeth                                                40,190         1,293,314
   Zimmer Holdings *                                     9,700           450,371
                                                                 ---------------
                                                                      10,635,921
                                                                 ---------------

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - (CONTINUED)+
INDUSTRIAL - 10.8%
   Burlington Northern Santa Fe                         15,545   $     1,384,438
   Danaher                                              26,798         1,587,514
   Deere                                                14,040           541,382
   Emerson Electric                                     25,856           846,267
   Expeditors International Washington                  40,207         1,312,758
   Rockwell Collins                                     18,980           706,625
   SunPower, Cl B * (A)                                 10,000           296,100
   United Technologies                                  32,336         1,777,187
                                                                 ---------------
                                                                       8,452,271
                                                                 ---------------
INFORMATION TECHNOLOGY - 24.2%
   Apple *                                               7,585           816,070
   Applied Materials                                    48,779           629,737
   Automatic Data Processing                            24,407           853,025
   Cisco Systems *                                     165,194         2,935,497
   Citrix Systems *                                     18,000           463,860
   Corning                                              77,760           842,141
   Google, Cl A *                                        6,121         2,199,643
   Intel                                               130,701         2,091,216
   Intersil, Cl A                                       99,076         1,356,350
   Linear Technology (A)                                24,435           554,186
   Microsoft                                           126,339         2,821,150
   Nokia SP ADR                                         39,830           604,619
   Oracle *                                            106,638         1,950,409
   Paychex                                              32,879           938,367
                                                                 ---------------
                                                                      19,056,270
                                                                 ---------------
MATERIALS - 6.2%
   Monsanto                                             24,828         2,209,195
   Praxair                                              29,188         1,901,598
   Weyerhaeuser                                         20,000           764,400
                                                                 ---------------
                                                                       4,875,193
                                                                 ---------------
TELECOMMUNICATION SERVICES - 1.0%
   Verizon Communications                               25,965           770,382
                                                                 ---------------
UTILITIES - 3.8%
   Cleco (A)                                            61,085         1,405,566
   ITC Holdings                                          9,406           381,695
   Wisconsin Energy                                     27,135         1,180,373
                                                                 ---------------
                                                                       2,967,634
                                                                 ---------------
   TOTAL COMMON STOCK
      (Cost $89,793,732)                                              75,500,019
                                                                 ---------------

See note to schedule of investments.


                           WWW.HIGHMARKFUNDS.COM | 21

(HIGHMARK FUNDS(R) LOGO)

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

LARGE CAP GROWTH FUND (CONCLUDED)

Description                                       Shares/Par          Value
--------------------------------------------   ---------------   ---------------
REGISTERED INVESTMENT COMPANIES - 4.7%
   Dreyfus Cash Management                           2,942,403   $     2,942,403
   Financial Select Sector SPDR ETF                     21,840           339,175
   Goldman Sachs Financial Square
      Government Fund (B)                              200,000           200,000
   JP Morgan U.S. Government Money
      Market Fund (B)                                  200,000           200,000
                                                                 ---------------
   TOTAL REGISTERED INVESTMENT COMPANIES
      (Cost $3,823,156)                                                3,681,578
                                                                 ---------------
REPURCHASE AGREEMENTS - 5.3%
   Bank of America (B)
      0.330%, dated 10/31/08, matures on
      11/03/08, repurchase price $690,570
      (collaterized by various corporate
      obligations, ranging in par from
      $317,635 - $6,023,000, 5.500% -
      7.900%, 02/15/12 - 01/01/99, total
      market value $ 719,103)                  $       690,551           690,551
   HSBC Securities (B)
      0.500%, dated 10/31/08, matures on
      11/03/08, repurchase price $3,500,146
      (collaterized by various asset-backed
      obligations, ranging in par from
      $130 - $23,957,000, 0.000% - 11,750%,
      11/15/08 - 11/01/47, total market
      value $3,684,829)                              3,500,000         3,500,000
                                                                 ---------------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $4,190,551)                                                4,190,551
                                                                 ---------------
TOTAL INVESTMENTS - 106.1%
   (Cost $97,807,439)++                                               83,372,148
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - (6.1)%                              (4,804,145)
                                                                 ---------------
NET ASSETS - 100.0%                                              $    78,568,003
                                                                 ===============

*    NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT OCTOBER 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $97,807,439, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,944,207 AND $(16,379,498), RESPECTIVELY.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT OCTOBER 31, 2008. THE TOTAL VALUE OF SECURITIES ON LOAN AT OCTOBER 31, 2008 IS $4,545,641.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
ETF    - EXCHANGE TRADED FUND
PLC    - PUBLIC LIABILITY COMPANY
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT
SPDR   - STANDARD & POOR'S DEPOSITARY RECEIPTS

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.


                               22 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

LARGE CAP VALUE FUND

Description                                         Shares            Value
--------------------------------------------    --------------    --------------
COMMON STOCK - 98.0%+
CONSUMER DISCRETIONARY - 8.7%
   Aeropostale *                                        28,900   $       699,669
   Autoliv                                              25,900           553,224
   Big Lots *                                           49,100         1,199,513
   Coach *                                              69,700         1,435,820
   DIRECTV Group *                                      44,900           982,861
   Hasbro                                               59,400         1,726,758
   Home Depot                                           64,200         1,514,478
   McDonald's                                           14,700           851,571
   Netflix * (A)                                        48,100         1,190,956
   NVR * (A)                                               500           245,105
   Shaw Communications, Cl B (A)                        63,900         1,137,420
   Time Warner                                         208,100         2,099,729
   TRW Automotive Holdings *                            55,500           350,760
   Whirlpool (A)                                         9,600           447,840
                                                                 ---------------
                                                                      14,435,704
                                                                 ---------------
CONSUMER STAPLES - 8.4%
   Constellation Brands, Cl A *                         40,600           509,124
   General Mills                                        27,000         1,828,980
   Herbalife (A)                                        38,300           935,669
   Kroger                                               67,800         1,861,788
   NBTY *                                               51,200         1,196,544
   Pepsi Bottling Group                                 66,300         1,532,856
   Procter & Gamble (A)                                 66,100         4,266,094
   SUPERVALU                                            32,700           465,648
   Sysco                                                57,100         1,496,020
                                                                 ---------------
                                                                      14,092,723
                                                                 ---------------
ENERGY - 16.5%
   Chevron                                              92,600         6,907,960
   ConocoPhillips                                       85,800         4,463,316
   Exxon Mobil                                         139,600        10,347,152
   Murphy Oil                                           16,900           855,816
   Overseas Shipholding Group                           14,700           552,426
   Petro-Canada                                         39,900           995,904
   Valero Energy                                        98,200         2,020,956
   W&T Offshore (A)                                     35,100           672,867
   Walter Industries                                    16,200           627,750
                                                                 ---------------
                                                                      27,444,147
                                                                 ---------------
FINANCIALS - 25.3%
   Allstate                                             66,800         1,762,852
   American Financial Group                             64,900         1,475,177
   Ameriprise Financial                                 71,000         1,533,600
   Assurant                                             34,100           868,868
   Astoria Financial                                    38,400           730,368
   Axis Capital Holdings                                63,500         1,808,480
   Bank of America                                      36,900           891,873
   Capital One Financial (A)                            49,600         1,940,352
   Charles Schwab                                       71,900         1,374,728

Description                                         Shares            Value
--------------------------------------------    --------------    --------------
COMMON STOCK - (CONTINUED)+
FINANCIALS - (CONTINUED)
   Chubb                                                46,000   $     2,383,720
   Credicorp                                            39,500         1,551,165
   Cullen/Frost Bankers                                 15,300           856,341
   Endurance Specialty Holdings                         51,200         1,548,288
   Federated Investors, Cl B (A)                        27,400           663,080
   Franklin Resources                                   22,800         1,550,400
   Goldman Sachs Group                                  19,400         1,794,500
   Hudson City Bancorp                                 107,600         2,023,956
   JPMorgan Chase                                       90,700         3,741,375
   Lincoln National                                     21,700           374,108
   Moody's                                              62,600         1,602,560
   Morgan Stanley                                       57,800         1,009,766
   NewAlliance Bancshares                               44,500           614,100
   PartnerRe                                            12,300           832,587
   Progressive                                          85,900         1,225,793
   Regions Financial (A)                               160,100         1,775,509
   T. Rowe Price Group                                  15,500           612,870
   Travelers                                            59,300         2,523,215
   W.R. Berkley                                         60,400         1,586,708
   Wells Fargo                                          42,300         1,440,315
                                                                 ---------------
                                                                      42,096,654
                                                                 ---------------
HEALTH CARE - 12.5%
   Aetna                                                29,700           738,639
   AmerisourceBergen                                    53,200         1,663,564
   Amgen *                                              46,400         2,778,896
   Cardinal Health                                      46,800         1,787,760
   Forest Laboratories *                                27,900           648,117
   Johnson & Johnson                                    40,000         2,453,600
   King Pharmaceuticals *                               83,600           734,844
   Lincare Holdings *                                    3,800           100,130
   McKesson                                             39,400         1,449,526
   Pfizer                                              341,600         6,049,736
   UnitedHealth Group                                   55,800         1,324,134
   WellPoint *                                          26,900         1,045,603
                                                                 ---------------
                                                                      20,774,549
                                                                 ---------------
INDUSTRIAL - 8.0%
   CSX                                                  22,100         1,010,412
   Cummins                                              43,100         1,114,135
   Dover                                                29,200           927,684
   Gardner Denver *                                     35,800           917,196
   General Electric                                    138,100         2,694,331
   Goodrich                                             19,300           705,608
   Hertz Global Holdings *                              92,700           666,513
   L-3 Communications Holdings, Cl 3                    17,800         1,444,826
   Northrop Grumman                                     42,800         2,006,892
   Raytheon                                             21,000         1,073,310
   Union Pacific                                        10,700           714,439
                                                                 ---------------
                                                                      13,275,346
                                                                 ---------------

See note to schedule of investments.


                           WWW.HIGHMARKFUNDS.COM | 23

(HIGHMARK FUNDS(R) LOGO)

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

LARGE CAP VALUE FUND (CONCLUDED)

Description                                         Shares            Value
--------------------------------------------    --------------    --------------
COMMON STOCK - (CONTINUED)+
INFORMATION TECHNOLOGY - 3.9%
   Anixter International * (A)                          13,200   $       443,652
   Computer Sciences *                                  19,000           573,040
   Compuware *                                         110,900           707,542
   Hewitt Associates, Cl A * (A)                        52,100         1,453,069
   Microsoft                                            66,600         1,487,178
   Sybase *                                              8,800           234,344
   Symantec *                                           62,300           783,734
   Texas Instruments                                    40,100           784,356
                                                                 ---------------
                                                                       6,466,915
                                                                 ---------------
MATERIALS - 2.7%
   Alcoa                                                32,000           368,320
   Dow Chemical                                         81,500         2,173,605
   Lubrizol                                             31,600         1,187,528
   Reliance Steel & Aluminum                            12,400           310,496
   United States Steel                                  12,700           468,376
                                                                 ---------------
                                                                       4,508,325
                                                                 ---------------
TELECOMMUNICATION SERVICES - 5.7%
   AT&T                                                226,832         6,072,293
   Verizon Communications                              114,200         3,388,314
                                                                 ---------------
                                                                       9,460,607
                                                                 ---------------
UTILITIES - 6.3%
   Alliant Energy                                       57,700         1,695,226
   American Electric Power                              21,700           708,071
   DTE Energy                                           52,400         1,849,720
   Edison International                                 54,500         1,939,655
   FirstEnergy                                          21,300         1,111,008
   NRG Energy * (A)                                     32,600           757,950
   Public Service Enterprise Group                      42,700         1,202,005
   Sierra Pacific Resources *                          143,300         1,187,957
                                                                 ---------------
                                                                      10,451,592
                                                                 ---------------
   TOTAL COMMON STOCK
      (Cost $209,970,621)                                            163,006,562
                                                                 ---------------
REGISTERED INVESTMENT COMPANIES - 0.5%
   Goldman Sachs Financial Square
      Government Fund (B)                              500,000           500,000
   JPMorgan U.S. Government Money
      Market Fund (B)                                  375,000           375,000
                                                                 ---------------
   TOTAL REGISTERED INVESTMENT COMPANIES
      (Cost $875,000)                                                    875,000
                                                                 ---------------

Description                                          Par              Value
--------------------------------------------    --------------    --------------
REPURCHASE AGREEMENT - 7.4%
   Bank of America (B)
      0.330%, dated 10/31/08, matures on
      11/03/08, repurchase price $3,569,559
      (collateralized by various corporate
      obligations, ranging in par value from
      $317,635 - $6,023,000, 5.500% -
      7.900%, 02/15/12 - 01/01/99,
      total market value $3,747,934)           $     3,569,461   $     3,569,461
   Deutsche Bank
      0.100%, dated 10/31/08, matures on
      11/03/08, repurchase price $3,782,120
      (collateralized by a U.S. Treasury
      Note obligation, par value $3,337,700,
      1.750%, 03/31/10, total market value
      $3,857,832)                                    3,782,088         3,782,088
   HSBC Securities (B)
      0.500%, dated 10/31/08, matures on
      11/03/08, repurchase price $5,000,208
      (collateralized by various
      asset-backed obligations, ranging
      in par value from $130 - $23,957,000,
      0.000% - 11.750%, 11/15/08 - 11/01/47,
      total market value $5,291,172)                 5,000,000         5,000,000
                                                                 ---------------
   TOTAL REPURCHASE AGREEMENT
      (Cost $12,351,549)                                              12,351,549
                                                                 ---------------
TOTAL INVESTMENTS - 105.9%
  (Cost $223,197,170)++                                              176,233,111
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - (5.9)%                              (9,848,419)
                                                                 ---------------
NET ASSETS - 100.0%                                              $   166,384,692
                                                                 ===============

*    NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT OCTOBER 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $223,197,170, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $5,073,573 AND $(52,037,632), RESPECTIVELY.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT OCTOBER 31, 2008. THE TOTAL VALUE OF SECURITIES ON LOAN AT OCTOBER 31, 2008 IS $9,330,253.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

CL - CLASS

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.


                              24 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

SMALL CAP ADVANTAGE FUND

Description                                         Shares            Value
--------------------------------------------    --------------    --------------
COMMON STOCK - 94.4%+
CONSUMER DISCRETIONARY - 10.4%
   AFC Enterprises *                                    51,400   $       249,804
   Arctic Cat (A)                                       15,300           115,974
   Asbury Automotive Group                               3,100            10,075
   Big 5 Sporting Goods                                 11,400            71,592
   Blyth                                                 6,100            52,460
   Bob Evans Farms                                       2,200            45,936
   Callaway Golf                                         8,400            87,864
   CBRL Group (A)                                        6,600           131,472
   CKE Restaurants                                       8,300            70,467
   Columbia Sportswear (A)                               5,900           217,533
   Harte-Hanks                                          14,400           101,088
   HOT Topic * (A)                                      37,200           241,056
   Landry's Restaurants (A)                              8,600           107,930
   Lear *                                               10,500            21,105
   Men's Wearhouse (A)                                   4,900            74,921
   Oxford Industries                                     3,800            51,186
   Regis                                                11,800           145,966
   Rent-A-Center *                                      15,900           232,140
   Ruby Tuesday *                                       11,700            28,197
   Sealy                                                14,500            46,835
   Stamps.com *                                          9,900            96,624
   Steiner Leisure *                                     2,200            56,980
                                                                 ---------------
                                                                       2,257,205
                                                                 ---------------
CONSUMER STAPLES - 3.9%
   Darling International *                              12,900            97,266
   Fresh Del Monte Produce * (A)                         3,600            75,996
   Nash Finch (A)                                        2,200            86,746
   Nu Skin Enterprises, Cl A                            12,400           159,836
   Pantry *                                             11,200           246,624
   Zhongpin *                                           19,900           171,339
                                                                 ---------------
                                                                         837,807
                                                                 ---------------
ENERGY - 5.0%
   Basic Energy Services * (A)                           9,100           124,488
   Brigham Exploration *                                10,400            81,536
   Bronco Drilling *                                     4,800            37,056
   Complete Production Services *                        9,600           118,944
   Energy Partners *                                    16,400            70,848
   General Maritime                                      4,900            74,235
   Knightsbridge Tankers (A)                            11,600           207,756
   Stone Energy *                                        7,700           233,618
   World Fuel Services                                   6,800           145,724
                                                                 ---------------
                                                                       1,094,205
                                                                 ---------------

Description                                         Shares            Value
--------------------------------------------    --------------    --------------
COMMON STOCK - (CONTINUED)+
FINANCIALS - 20.8%
   Advance America Cash Advance Centers                 71,300   $       191,084
   Anthracite Capital REIT (A)                          32,500           141,050
   Aspen Insurance Holdings                             17,100           392,616
   Calamos Asset Management, Cl A                       13,800           113,298
   Capital Trust REIT, Cl A (A)                          4,700            37,130
   Encore Capital Group *                               25,600           239,616
   First BanCorp (A)                                    28,600           292,292
   First Financial Holdings                              8,100           175,770
   IPC Holdings (A)                                     11,400           314,754
   Max Capital Group                                     7,700           122,815
   MB Financial                                          3,400           101,014
   Montpelier Re Holdings                               19,100           273,321
   Old National Bancorp (A)                             17,300           327,662
   Oriental Financial Group                             22,200           360,528
   Pacific Capital Bancorp North America (A)            12,300           241,572
   Penson Worldwide *                                   24,000           171,360
   Platinum Underwriters Holdings                        3,200           101,568
   QC Holdings                                          15,200           122,512
   RLI                                                   2,500           143,475
   Selective Insurance Group (A)                        10,900           258,875
   Sunstone Hotel Investors REIT                        19,100           125,105
   TradeStation Group *                                  7,400            57,942
   W Holding (A)                                        78,300            50,895
   Wilshire Bancorp                                      4,600            50,738
   WSFS Financial                                        2,200           105,314
                                                                 ---------------
                                                                       4,512,306
                                                                 ---------------
HEALTH CARE - 13.7%
   Alkermes *                                           12,900           127,452
   Centene *                                            17,400           327,816
   Chemed                                                2,200            96,338
   Computer Programs & Systems                           5,600           155,064
   CONMED *                                              7,800           204,360
   Healthspring *                                        5,800            95,816
   Kindred Healthcare *                                  7,200           104,328
   Martek Biosciences * (A)                              4,000           119,320
   Medicis Pharmaceutical, Cl A                          7,500           107,025
   Odyssey HealthCare *                                 12,600           120,834
   Par Pharmaceutical *                                 12,400           124,000
   PAREXEL International *                               9,000            93,600
   RehabCare Group *                                    26,400           452,232
   Sirona Dental Systems * (A)                           6,300           100,611
   STERIS                                                6,900           234,876
   Valeant Pharmaceuticals International *
      (A)                                               11,600           217,732
   ViroPharma *                                         23,100           289,674
                                                                 ---------------
                                                                       2,971,078
                                                                 ---------------

See note to schedule of investments.


                           WWW.HIGHMARKFUNDS.COM | 25

(HIGHMARK FUNDS(R) LOGO)

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

SMALL CAP ADVANTAGE FUND (CONTINUED)

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - (CONTINUED)+
INDUSTRIAL - 15.4%
   Alaska Air Group *                                   10,400   $       256,880
   American Railcar Industries (A)                      17,700           196,824
   American Woodmark (A)                                 6,600           122,364
   AO Smith                                              5,400           170,370
   Arkansas Best (A)                                     7,800           227,682
   Deluxe                                               10,200           124,032
   Dycom Industries *                                    8,300            73,704
   Federal Signal                                       10,900            92,759
   Gibraltar Industries                                  6,400            84,800
   Granite Construction                                  4,100           146,247
   Herman Miller                                         9,500           209,000
   Kelly Services, Cl A (A)                              2,600            37,024
   Knoll                                                24,400           352,824
   NN                                                   27,400           197,554
   Pacer International                                  18,800           212,252
   Republic Airways Holdings *                           5,900            88,205
   Saia *                                               17,100           181,431
   School Specialty * (A)                                4,100            86,100
   Spherion *                                           47,500           151,050
   TrueBlue *                                           10,000            83,300
   Werner Enterprises (A)                               12,500           245,250
                                                                 ---------------
                                                                       3,339,652
                                                                 ---------------
INFORMATION TECHNOLOGY - 16.3%
   Acxiom                                               10,700            84,102
   Avocent *                                             8,100           121,662
   Ciber *                                              55,500           299,700
   CPI International *                                  16,600           163,676
   CSG Systems International *                          24,600           409,098
   CTS                                                  33,300           232,767
   Electronics for Imaging *                             5,300            56,180
   Gevity HR                                            32,100           109,461
   Insight Enterprises *                                 5,000            48,650
   IXYS                                                 29,200           231,848
   Manhattan Associates * (A)                           16,100           270,641
   Micrel                                               14,900           109,515
   Parametric Technology *                              16,900           219,531
   Plantronics                                          10,200           147,288
   RealNetworks *                                       66,900           286,332
   Silicon Image *                                      16,300            74,491
   Sybase *                                             10,800           287,604
   SYNNEX * (A)                                          8,900           137,327
   TIBCO Software * (A)                                 45,500           234,325
                                                                 ---------------
                                                                       3,524,198
                                                                 ---------------

Description                                       Shares/Par          Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - (CONTINUED)+
MATERIALS - 4.5%
   Buckeye Technologies *                               27,400   $       161,386
   Headwaters *                                         19,700           208,820
   Olin                                                 13,400           243,344
   Spartech                                              7,100            45,156
   Westlake Chemical                                     5,000            91,150
   Worthington Industries                               18,100           218,467
                                                                 ---------------
                                                                         968,323
                                                                 ---------------
TELECOMMUNICATION SERVICES - 1.0%
   General Communication, Cl A *                       27,500            211,200
                                                                 ---------------
UTILITIES - 3.4%
   El Paso Electric *                                    7,500           138,900
   Nicor (A)                                             8,200           378,922
   Portland General Electric                            10,500           215,460
                                                                 ---------------
                                                                         733,282
                                                                 ---------------
   TOTAL COMMON STOCK
      (Cost $28,282,373)                                              20,449,256
                                                                 ---------------
REGISTERED INVESTMENT COMPANIES - 1.5%
   Goldman Sachs Financial Square
      Government Fund (B)                              150,000           150,000
   JPMorgan U.S. Government Money
      Market Fund (B)                                  175,000           175,000
                                                                 ---------------
  TOTAL REGISTERED INVESTMENT COMPANIES
      (Cost $325,000)                                                    325,000
                                                                 ---------------
REPURCHASE AGREEMENTS - 26.7%
   Bank of America (B)
      0.330%, dated 10/31/08, matures on
      11/03/08, repurchase price $1,458,023
      (collateralized by portions of various
      corporate obligations, ranging in par
      value from $317,635 - $6,023,000,
      5.500% - 7.900%, 02/15/12 -
      01/01/99, total market value
      $1,530,882)                              $     1,457,983         1,457,983
   Deutsche Bank
      0.100%, dated 10/31/08, matures on
      11/03/08, repurchase price $1,818,826
      (collateralized by a U.S. Treasury
      Bill obligation, par value $1,605,100,
      11.750%, 11/15/14, total market
      value $1,855,232)                              1,818,811         1,818,811

See note to schedule of investments.


                               26 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

SMALL CAP ADVANTAGE FUND (CONCLUDED)

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
REPURCHASE AGREEMENTS - (CONTINUED)
   HSBC Securities (B)
      0.500%, dated 10/31/08, matures on
      11/03/08, repurchase price $2,500,104
      (collateralized by portions of various
      asset-backed obligations, ranging in
      par value from $130 - $23,957,000,
      0.000% - 11.750%, 11/15/08 -
      11/01/47, total market
      value $ 2,645,586)                       $     2,500,000   $     2,500,000
                                                                 ---------------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $5,776,794)                                                5,776,794
                                                                 ---------------
TOTAL INVESTMENTS - 122.6%
   (Cost $34,384,167) ++                                              26,551,050
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - (22.6)%                             (4,903,167)
                                                                 ---------------
NET ASSETS - 100.0%                                              $    21,647,883
                                                                 ===============

----------
*    NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT OCTOBER 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $34,384,167, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $587,268 AND $(8,420,385), RESPECTIVELY.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT OCTOBER 31, 2008. THE TOTAL VALUE OF SECURITIES ON LOAN AT OCTOBER 31, 2008 IS $3,999,801.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

CL   - CLASS
REIT - REAL ESTATE INVESTMENT TRUST

FUTURES - A SUMMARY OF THE OPEN FUTURES CONTRACTS HELD BY THE FUND AT OCTOBER 31, 2008 ARE AS FOLLOWS:

      TYPE OF         NUMBER OF     EXPIRATION     UNREALIZED
      CONTRACT        CONTRACTS        DATE       DEPRECIATION
-------------------   ---------   -------------   ------------
Russell Mini Future       18      December 2008    $(204,156)

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.


                           WWW.HIGHMARKFUNDS.COM | 27

(HIGHMARK FUNDS(R) LOGO)

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

SMALL CAP VALUE FUND

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - 96.3%+
CONSUMER DISCRETIONARY - 11.9%
   American Axle & Manufacturing
      Holdings (A)                                      72,100   $       258,839
   American Greetings, Cl A (A)                         61,500           718,320
   Arctic Cat (A)                                      109,238           828,024
   ArvinMeritor (A)                                    102,900           609,168
   Belo, Cl A                                           43,900            93,507
   Blyth                                                61,100           525,460
   Callaway Golf (A)                                    60,700           634,922
   CBRL Group                                           38,300           762,936
   Ethan Allen Interiors (A)                            52,400           937,436
   Hooker Furniture (A)                                 55,500           505,605
   Jackson Hewitt Tax Service                           29,300           403,754
   Journal Communications, Cl A (A)                    204,900           512,250
   Landry's Restaurants                                 11,200           140,560
   Lear *                                               49,900           100,299
   Modine Manufacturing                                 56,500           418,100
   O'Charleys                                           54,100           405,750
   Polaris Industries (A)                               32,600         1,097,642
   Rent-A-Center *                                      34,400           502,240
   Rex Stores *                                          2,800            24,864
   Ruby Tuesday * (A)                                  129,100           311,131
   Sonic Automotive, Cl A (A)                           33,600           172,368
   Stage Stores (A)                                     73,400           565,914
   Standard Motor Products                             101,000           425,210
                                                                 ---------------
                                                                      10,954,299
                                                                 ---------------
CONSUMER STAPLES - 3.0%
   Fresh Del Monte Produce * (A)                        31,200           658,632
   Nash Finch                                           27,300         1,076,439
   Universal                                            25,200           997,668
                                                                 ---------------
                                                                       2,732,739
                                                                 ---------------
ENERGY - 4.9%
   Allis-Chalmers Energy * (A)                          34,400           232,544
   Grey Wolf * (A)                                     168,300         1,080,486
   Holly                                                28,900           567,307
   Oil States International *                           13,900           321,507
   Overseas Shipholding Group                           16,000           601,280
   SEACOR Holdings *                                     8,500           570,945
   Swift Energy * (A)                                   17,900           574,232
   Tesoro (A)                                           27,100           262,057
   Walter Industries                                     6,000           232,500
                                                                 ---------------
                                                                       4,442,858
                                                                 ---------------
FINANCIALS - 33.0%
   Advanta, Cl B (A)                                    91,600           414,032
   Anthracite Capital REIT (A)                         149,300           647,962
   Astoria Financial                                    43,800           833,076
   Banco Latinoamericano de
      Exportaciones, Cl E                               81,600           867,408

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - (CONTINUED)+
FINANCIALS - (CONTINUED)
   Capstead Mortgage REIT                               76,100   $       764,805
   Cathay General Bancorp                               25,600           626,688
   Central Pacific Financial (A)                        53,300           831,480
   Citizens Republic Bancorp (A)                        50,401           148,683
   City Bank (A)                                        24,200           249,260
   Columbia Banking System (A)                           9,700           154,424
   Community Trust Bancorp                              27,900           931,302
   Evercore Partners, Cl A                              10,700           130,219
   Financial Federal (A)                                56,400         1,305,660
   First BanCorp (A)                                    41,300           422,086
   FirstMerit                                           42,000           979,440
   Harleysville Group                                   39,200         1,237,936
   Horace Mann Educators                                57,600           458,496
   HRPT Properties Trust REIT                          205,800           742,938
   Independent Bank (A)                                 49,665           182,271
   Integra Bank (A)                                     51,000           307,530
   IPC Holdings (A)                                     56,700         1,565,487
   Medical Properties Trust REIT (A)                    91,200           673,056
   Montpelier Re Holdings                               88,000         1,259,280
   NBT Bancorp (A)                                      10,100           281,588
   Odyssey Re Holdings                                  28,600         1,127,984
   One Liberty Properties REIT (A)                      46,100           546,746
   Oriental Financial Group (A)                         54,600           886,704
   Presidential Life                                    60,400           566,552
   Provident Bankshares (A)                             37,500           400,125
   RAIT Financial Trust REIT (A)                        38,200           145,924
   RLI                                                   8,000           459,120
   Safety Insurance Group                               37,600         1,428,424
   Selective Insurance Group (A)                        61,800         1,467,750
   StanCorp Financial Group                             25,400           865,632
   Sunstone Hotel Investors REIT                        78,300           512,865
   TCF Financial (A)                                    66,900         1,186,806
   UCBH Holdings (A)                                   195,500         1,032,240
   Webster Financial                                    63,500         1,177,290
   Whitney Holding (A)                                  57,700         1,096,300
   Zenith National Insurance (A)                        42,400         1,393,264
                                                                 ---------------
                                                                      30,308,833
                                                                 ---------------
HEALTH CARE - 1.7%
   Datascope                                               500            25,085
   Kindred Healthcare *                                 23,400           339,066
   Lincare Holdings *                                   28,300           745,705
   Lumenis *                                                13                --
   Par Pharmaceutical *                                 45,200           452,000
                                                                 ---------------
                                                                       1,561,856
                                                                 ---------------
INDUSTRIAL - 18.1%
   Alaska Air Group *                                   24,000           592,800
   American Woodmark (A)                                18,700           346,698
   AO Smith                                             39,800         1,255,690

See note to schedule of investments.


                               28 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

SMALL CAP VALUE FUND (CONTINUED)

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - (CONTINUED)+
INDUSTRIAL - (CONTINUED)
   Applied Industrial Technologies                      38,800   $       783,372
   Arkansas Best                                         5,942           173,447
   Con-way                                              17,600           599,104
   Crane                                                16,600           271,742
   Deluxe                                               43,100           524,096
   Ennis                                                44,500           523,765
   EnPro Industries *                                   26,500           588,565
   GATX                                                 14,900           425,395
   Genco Shipping & Trading (A)                         13,900           289,815
   Griffon *                                            68,300           576,452
   Hubbell, Cl B                                        20,200           724,574
   IKON Office Solutions                                 7,700           132,671
   Kelly Services, Cl A (A)                             90,500         1,288,720
   Ladish *                                             34,400           585,832
   Mesa Air Group * (A)                                146,700            54,279
   Mueller Industries                                   50,200         1,148,074
   NACCO Industries, Cl A                               13,100           807,091
   Pacer International                                  72,900           823,041
   PAM Transportation Services *                        43,452           377,163
   Regal-Beloit (A)                                     12,000           390,720
   Ryder System                                         19,100           756,742
   Saia *                                               44,200           468,962
   Seaboard                                                300           402,000
   Spherion * (A)                                      130,900           416,262
   Steelcase, Cl A (A)                                  52,300           486,390
   Timken                                               24,000           381,120
   United Rentals *                                     18,264           187,206
   YRC Worldwide * (A)                                  44,700           204,726
                                                                 ---------------
                                                                      16,586,514
                                                                 ---------------
INFORMATION TECHNOLOGY - 12.6%
   3Com *                                              313,200           855,036
   Asyst Technologies *                                127,600            80,388
   Benchmark Electronics *                              42,300           507,177
   Black Box                                             9,123           277,430
   Ciber * (A)                                         121,000           653,400
   Convergys *                                          38,700           297,603
   CSG Systems International *                          80,400         1,337,052
   CTS                                                 114,100           797,559
   Gerber Scientific *                                  96,700           462,226
   Gevity HR                                            16,792            57,261
   Imation                                              37,800           465,696
   JDA Software Group *                                 40,400           576,912
   Kemet * (A)                                         191,100           112,749
   MAXIMUS                                              14,100           450,354
   Mentor Graphics *                                    22,600           165,884
   Methode Electronics                                  91,900           697,521
   Micrel                                              100,700           740,145
   MKS Instruments *                                    29,500           547,225
   Quantum * (A)                                       573,000           166,170

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - (CONTINUED)+
INFORMATION TECHNOLOGY - (CONTINUED)
   RF Micro Devices * (A)                              217,300   $       432,427
   Skyworks Solutions *                                 67,600           481,988
   Technitrol                                           45,700           263,689
   United Online                                       150,700         1,115,180
                                                                 ---------------
                                                                      11,541,072
                                                                 ---------------
MATERIALS - 7.4%
   Carpenter Technology                                 31,900           577,390
   Ferro                                                40,900           633,132
   Glatfelter (A)                                       87,600           903,156
   HB Fuller                                            32,800           579,576
   NewMarket (A)                                        12,300           463,587
   Olin                                                 24,300           441,288
   OM Group * (A)                                       11,100           236,874
   Schulman A                                           46,000           823,860
   Schweitzer-Mauduit International                     58,700           981,464
   Spartech (A)                                        106,900           679,884
   Worthington Industries (A)                           41,800           504,526
                                                                 ---------------
                                                                       6,824,737
                                                                 ---------------
TELECOMMUNICATION SERVICES - 0.3%
   Frontier Communications                                   1                 8
   Premiere Global Services *                           23,993           238,730
                                                                 ---------------
                                                                         238,738
                                                                 ---------------
UTILITIES - 3.4%
   Nicor (A)                                            34,900         1,612,729
   PNM Resources                                        21,300           207,675
   Portland General Electric                            37,100           761,292
   Westar Energy                                        28,300           551,567
                                                                 ---------------
                                                                       3,133,263
                                                                 ---------------
   TOTAL COMMON STOCK
      (Cost $150,353,037)                                             88,324,909
                                                                 ---------------
CORPORATE OBLIGATION - 2.7%
   Morgan Stanley (B) (C)
      0.470%, 04/03/09                               2,500,000         2,500,000
                                                                 ---------------
   TOTAL CORPORATE OBLIGATION
      (Cost $2,500,000)                                                2,500,000
                                                                 ---------------
REGISTERED INVESTMENT COMPANIES - 2.4%
   Goldman Sachs Financial Square
      Government Fund (B)                            1,200,000         1,200,000
   JPMorgan U.S. Government Money
      Market Fund (B)                                1,000,000         1,000,000
                                                                 ---------------
   TOTAL REGISTERED INVESTMENT COMPANIES
      (Cost $2,200,000)                                                2,200,000
                                                                 ---------------

See note to schedule of investments.


                           WWW.HIGHMARKFUNDS.COM | 29

(HIGHMARK FUNDS(R) LOGO)

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

SMALL CAP VALUE FUND (CONCLUDED)

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
REPURCHASE AGREEMENT - 22.5%
   Bank of America (B)
      0.330%, dated 10/31/08, matures on
      11/03/08, repurchase price $8,980,093
      (collateralized by various corporate
      obligations ranging in par value from
      $317,635 - $6,023,000, 5.500% -
      7.900%, 02/15/12 - 01/01/99,
      total market value $9,428,838)           $     8,979,846   $     8,979,846
   Deutsche Bank
      0.100%, dated 10/31/08, matures on
      11/03/08, repurchase price $2,872,083
      (collateralized by a U.S.Treasury
      Bill, par value $2,534,600, 11.750%,
      11/15/14, total market value
      $2,929,581)                                    2,872,059         2,872,059
   HSBC Securities (B)
      0.500%, dated 10/31/08, matures on
      11/03/08, repurchase price $8,800,367
      (collateralized by various
      asset-backed obligations ranging in
      par value from $130 - $23,957,000,
      0.000% - 11.750%, 11/15/08 - 11/01/47,
      total market value $ 9,312,463)                8,800,000         8,800,000
                                                                 ---------------
   TOTAL REPURCHASE AGREEMENT
      (Cost $20,651,905)                                              20,651,905
                                                                 ---------------
TOTAL INVESTMENTS - 118.8%
   (Cost $175,704,942)++                                             113,676,814
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - (23.9)%                            (21,950,113)
                                                                 ---------------
NET ASSETS - 100.0%                                              $    91,726,701
                                                                 ===============

----------
*    NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT OCTOBER 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $175,704,942, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $3,542,357 AND $(65,570,485), RESPECTIVELY.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT OCTOBER 31, 2008. THE TOTAL VALUE OF SECURITIES ON LOAN AT OCTOBER 31, 2008 IS $22,117,976.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

(C)  FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF OCTOBER 31, 2008.

CL   - CLASS
REIT - REAL ESTATE INVESTMENT TRUST

AMOUNTS DESIGNATED AS " -" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.


                               30 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

VALUE MOMENTUM FUND

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - 98.5%+
CONSUMER DISCRETIONARY - 10.7%
   Autoliv                                              67,000   $     1,431,119
   Belo, Cl A (A)                                      138,400           294,792
   Comcast, Cl A (A)                                   349,700         5,392,374
   Home Depot (A)                                      148,000         3,491,320
   Lee Enterprises (A)                                 115,700           289,250
   McGraw-Hill                                          97,900         2,627,636
   News, Cl A                                          442,800         4,711,392
   Pulte Homes (A)                                     180,800         2,014,112
   Starwood Hotels & Resorts Worldwide                  45,000         1,014,300
   Target (A)                                           69,300         2,780,316
   Time Warner                                         299,200         3,018,928
   Washington Post, CI B (A)                             2,550         1,088,340
                                                                 ---------------
                                                                      28,153,879
                                                                 ---------------
CONSUMER STAPLES - 13.7%
   Altria Group                                        145,000         2,782,550
   Cadbury PLC, SP ADR                                 110,000         4,067,800
   Diageo ADR (A)                                       77,000         4,788,630
   Fomento Economico Mexicano ADR                      126,000         3,186,540
   Henkel KGaA ADR                                      88,400         2,165,800
   Kraft Foods, Cl A                                    74,600         2,173,844
   Nestle ADR                                          158,000         6,075,100
   Philip Morris International                         107,000         4,651,290
   Wal-Mart Stores                                     110,000         6,139,100
                                                                 ---------------
                                                                      36,030,654
                                                                 ---------------
ENERGY - 14.3%
   Chevron                                             145,000        10,817,000
   ConocoPhillips                                       46,000         2,392,920
   Exxon Mobil                                         150,000        11,118,000
   Halliburton                                          80,950         1,602,001
   Marathon Oil                                        166,000         4,830,600
   Peabody Energy                                       40,000         1,380,400
   Suncor Energy                                        46,000         1,100,320
   Williams                                            200,000         4,194,000
                                                                 ---------------
                                                                      37,435,241
                                                                 ---------------
FINANCIALS - 21.8%
   Aflac                                                70,000         3,099,600
   Bank of America                                     176,700         4,270,839
   Bank of New York Mellon                             143,000         4,661,800
   Berkshire Hathaway, CI B *                            2,550         9,792,000
   Citigroup                                           315,500         4,306,575
   Genworth Financial, Cl A                            150,000           726,000
   Goldman Sachs Group                                  12,500         1,156,250
   Hanover Insurance Group                              79,000         3,100,750
   JPMorgan Chase                                      240,000         9,900,000
   Loews                                                73,500         2,440,935
   Marsh & McLennan (A)                                 90,000         2,638,800

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - (CONTINUED)+
FINANCIALS - (CONTINUED)
   Morgan Stanley                                       30,000   $       524,100
   Prudential Financial                                 60,000         1,800,000
   Travelers                                            40,000         1,702,000
   Wells Fargo                                         203,000         6,912,150
                                                                 ---------------
                                                                      57,031,799
                                                                 ---------------
HEALTH CARE - 7.2%
   Baxter International                                 50,000         3,024,500
   Boston Scientific *                                 290,000         2,618,700
   Covidien                                             50,000         2,214,500
   Merck                                               204,000         6,313,800
   Pfizer                                              179,000         3,170,090
   Wyeth                                                45,000         1,448,100
                                                                 ---------------
                                                                      18,789,690
                                                                 ---------------
INDUSTRIAL - 11.4%
   Abb SP ADR                                          100,000         1,315,000
   Avery Dennison                                       32,000         1,120,640
   Boeing                                               31,400         1,641,278
   General Electric                                    475,000         9,267,250
   Honeywell International                             101,000         3,075,450
   Insituform Technologies, CI A * (A)                  97,000         1,302,710
   Pitney Bowes                                         52,500         1,300,950
   Tyco International                                   63,600         1,607,808
   United Technologies                                  46,000         2,528,160
   USG * (A)                                           101,400         1,502,748
   Waste Management                                    168,000         5,246,640
                                                                 ---------------
                                                                      29,908,634
                                                                 ---------------
INFORMATION TECHNOLOGY - 13.1%
   Accenture, Cl A                                      55,000         1,817,750
   Cisco Systems *                                     148,000         2,629,960
   Corning                                             222,900         2,414,007
   Diebold                                              66,400         1,973,408
   Hewlett-Packard                                      65,000         2,488,200
   Intel                                               100,400         1,606,400
   International Business Machines                      67,000         6,228,990
   Microsoft                                           438,000         9,780,540
   Nokia SP ADR                                        130,000         1,973,400
   Tyco Electronics                                     62,100         1,207,224
   Western Union                                       138,000         2,105,880
                                                                 ---------------
                                                                      34,225,759
                                                                 ---------------
MATERIALS - 2.6%
   Alcoa                                                79,800           918,498
   Cabot (A)                                            50,000         1,322,500
   Dow Chemical                                         47,400         1,264,158
   Rio Tinto ADR                                         4,500           836,415
   Weyerhaeuser                                         65,100         2,488,122
                                                                 ---------------
                                                                       6,829,693
                                                                 ---------------

See note to schedule of investments.


                           WWW.HIGHMARKFUNDS.COM | 31

(HIGHMARK(R) FUNDS LOGO)

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

VALUE MOMENTUM FUND (CONCLUDED)

Description                                      Shares/Par           Value
--------------------------------------------   ---------------   ---------------
COMMON STOCK - (CONTINUED)+
TELECOMMUNICATION SERVICES - 1.9%
   Sprint Nextel                                       240,000   $       751,200
   Verizon Communications                              145,000         4,302,150
                                                                 ---------------
                                                                       5,053,350
                                                                 ---------------
UTILITIES - 1.8%
   Questar                                             139,000         4,789,940
                                                                 ---------------
   TOTAL COMMON STOCK
      (Cost $293,114,769)                                            258,248,639
                                                                 ---------------
CORPORATE OBLIGATION - 0.9%
   Morgan Stanley (B) (C)
      0.470%, 04/03/09                               2,500,000         2,500,000
                                                                 ---------------
   TOTAL CORPORATE OBLIGATION
      (Cost $2,500,000)                                                2,500,000
                                                                 ---------------
REGISTERED INVESTMENT COMPANIES - 1.0%
   Dreyfus Cash Management                           1,229,744         1,229,744
   Goldman Sachs Financial Square
      Government Fund (B)                              700,000           700,000
   JPMorgan U.S. Government
      Money Market Fund (B)                            575,000           575,000
                                                                 ---------------
   TOTAL REGISTERED INVESTMENT
      COMPANIES (Cost $2,504,744)                                      2,504,744
                                                                 ---------------
REPURCHASE AGREEMENTS - 3.1%
   Bank of America (B)
      0.330%, dated 10/31/08, matures on
      11/03/08, repurchase price $ 1,202,153
      (collateralized by various corporate
      obligations, ranging in par from
      $317,635 - $6,023,000, 5.500% -
      7.900%, 02/15/12 - 01/01/99, total
      market value $1,251,824)                 $     1,202,120         1,202,120
   HSBC Securities (B)
      0.500%, dated 10/31/08, matures on
      11/03/08, repurchase price $7,000,292
      (collateralized by various
      asset-backed obligations ranging in
      par from $130 - $23,957,000, 0.000% -
      11.750%, 11/15/08 - 11/01/47, total
      market value $7,369,659)                       7,000,000         7,000,000
                                                                 ---------------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $8,202,120)                                                8,202,120
                                                                 ---------------

TOTAL INVESTMENTS - 103.5%
   (Cost $ 306,321,633)++                                        $   271,455,503
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - (3.5)%
                                                                      (9,284,655)
                                                                 ---------------
NET ASSETS - 100.0%                                              $   262,170,848
                                                                 ===============

*    NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT OCTOBER 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $306,321,633, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $30,952,836 AND $(65,818,966), RESPECTIVELY.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT OCTOBER 31,2008. THE TOTAL VALUE OF SECURITIES ON LOAN AT OCTOBER 31, 2008 IS $11,602,669.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

(C)  FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF OCTOBER 31, 2008.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
PLC    - PUBLIC LIABILITY COMPANY
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

See note to schedule of investments.


                              32 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

CAPITAL GROWTH ALLOCATION FUND

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES - 86.3%
   HighMark Cognitive Value Fund,
      Fiduciary Shares - 2.2%                          119,417   $       929,065
   HighMark Core Equity Fund,
      Fiduciary Shares - 18.8%                       1,321,494         7,928,962
   HighMark Enhanced Growth Fund,
      Fiduciary Shares - 2.9% *                        183,491         1,203,701
   HighMark Fundamental Equity Fund,
      Fiduciary Shares - 9.5% *                        264,880         3,991,742
   HighMark International
      Opportunities Fund,
      Fiduciary Shares - 11.8%                         923,081         4,966,174
   HighMark Large Cap Growth Fund,
      Fiduciary Shares - 12.9%                         756,921         5,411,986
   HighMark Large Cap Value Fund,
      Fiduciary Shares - 10.6%                         477,139         4,451,706
   HighMark Small Cap Advantage Fund,
      Fiduciary Shares - 9.3%                          322,981         3,937,144
   HighMark Small Cap Value Fund,
      Fiduciary Shares - 1.8%                           84,727           748,136
   HighMark Value Momentum Fund,
      Fiduciary Shares - 6.5%                          204,886         2,743,431
                                                                 ---------------
   TOTAL AFFILIATED EQUITY REGISTERED
      INVESTMENT COMPANIES
      (Cost $53,614,258)                                              36,312,047
                                                                 ---------------
AFFILIATED FIXED INCOME REGISTERED
   INVESTMENT COMPANIES - 6.8%
   HighMark Bond Fund,
      Fiduciary Shares - --%                               976             9,568
   HighMark Short Term Bond Fund,
      Fiduciary Shares - 6.8%                          299,247         2,872,774
                                                                 ---------------
   TOTAL AFFILIATED FIXED INCOME REGISTERED
      INVESTMENT COMPANIES
      (Cost $2,954,399)                                                2,882,342
                                                                 ---------------
AFFILIATED MONEY MARKET REGISTERED
   INVESTMENT COMPANY - 0.3%
   HighMark Diversified Money Market Fund,
      Fiduciary Shares, 2.92% (A)                      107,105           107,105
                                                                 ---------------
   TOTAL AFFILIATED MONEY MARKET REGISTERED
      INVESTMENT COMPANY
      (Cost $107,105)                                                    107,105
                                                                 ---------------

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
EQUITY REGISTERED INVESTMENT COMPANIES - 5.6%
   JPMorgan Small Cap Growth Fund,
      Institutional Class - 3.2%                       205,898   $     1,348,632
   Lazard Emerging Markets Portfolio,
      Institutional Class - 2.4%                        82,866         1,011,794
                                                                 ---------------
   TOTAL EQUITY REGISTERED INVESTMENT COMPANIES
      (Cost $3,901,331)                                                2,360,426
                                                                 ---------------
FIXED INCOME REGISTERED INVESTMENT COMPANY - 0.9%
   Eaton Vance Income Fund of Boston,
      Institutional Class - 0.9%                        84,807           367,212
                                                                 ---------------
   TOTAL FIXED INCOME REGISTERED
      INVESTMENT COMPANY
      (Cost $484,670)                                                    367,212
                                                                 ---------------
TOTAL INVESTMENTS - 99.9%
   (Cost $61,061,763) +                                               42,029,132
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - 0.1%
                                                                          50,732
                                                                 ---------------
NET ASSETS - 100.0%                                              $    42,079,864
                                                                 ===============

*    NON-INCOME PRODUCING SECURITY.

+ AT OCTOBER 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $61,061,763, AND THE UNREALIZED DEPRECIATION WAS $(19,032,631).

(A)  THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2008.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.


                           WWW.HIGHMARKFUNDS.COM | 33

(HIGHMARK(R) FUNDS LOGO)

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

DIVERSIFIED EQUITY ALLOCATION FUND

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES - 92.9%
   HighMark Cognitive Value Fund,
      Fiduciary Shares - 2.5%                           11,331   $        88,153
   HighMark Core Equity Fund,
      Fiduciary Shares - 22.0%                         128,466           770,796
   HighMark Enhanced Growth Fund,
      Fiduciary Shares - 3.4% *                         18,396           120,678
   HighMark Fundamental Equity Fund,
      Fiduciary Shares - 11.1% *                        25,782           388,535
   HighMark International Opportunities Fund,
      Fiduciary Shares - 12.5%                          81,663           439,348
   HighMark Large Cap Growth Fund,
      Fiduciary Shares - 12.0%                          59,081           422,428
   HighMark Large Cap Value Fund,
      Fiduciary Shares - 9.8%                           36,904           344,315
   HighMark Small Cap Advantage Fund,
      Fiduciary Shares - 10.1%                          28,970           353,149
   HighMark Small Cap Value Fund,
      Fiduciary Shares - 2.0%                            7,770            68,606
   HighMark Value Momentum Fund,
      Fiduciary Shares - 7.5%                           19,590           262,310
                                                                 ---------------
   TOTAL AFFILIATED EQUITY REGISTERED
      INVESTMENT COMPANIES
      (Cost $4,823,149)                                                3,258,318
                                                                 ---------------
AFFILIATED MONEY MARKET REGISTERED
   INVESTMENT COMPANY - 0.2%
   HighMark Diversified Money Market Fund,
      Fiduciary Shares, 2.92% (A)                        6,238             6,238
                                                                 ---------------
   TOTAL AFFILIATED MONEY MARKET REGISTERED
      INVESTMENT COMPANY
      (Cost $6,238)                                                        6,238
                                                                 ---------------
EQUITY REGISTERED INVESTMENT COMPANIES - 6.5%
   JPMorgan Small Cap Growth Fund,
      Institutional Class - 3.6%                        19,100           125,108
   Lazard Emerging Markets Portfolio,
      Institutional Class - 2.9%                         8,488           103,634
                                                                 ---------------
   TOTAL EQUITY REGISTERED
      INVESTMENT COMPANIES
      (Cost $375,036)                                                    228,742
                                                                 ---------------
TOTAL INVESTMENTS - 99.6%
   (Cost $5,204,423) +                                                 3,493,298
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - 0.4%                                    12,597
                                                                 ---------------
NET ASSETS - 100.0%                                              $     3,505,895
                                                                 ===============

*    NON-INCOME PRODUCING SECURITY.

+ AT OCTOBER 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $5,204,423 AND THE UNREALIZED DEPRECIATION WAS $(1,711,125).

(A)  THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2008.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.


                              34 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

GROWTH & INCOME ALLOCATION FUND

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES - 67.8%
   HighMark Cognitive Value Fund,
      Fiduciary Shares - 1.8%                          101,921   $       792,950
   HighMark Core Equity Fund,
      Fiduciary Shares - 13.9%                       1,009,049         6,054,292
   HighMark Enhanced Growth Fund,
      Fiduciary Shares - 2.2% *                        143,798           943,315
   HighMark Fundamental Equity Fund,
      Fiduciary Shares - 7.0% *                        201,777         3,040,779
   HighMark International Opportunities
      Fund,
      Fiduciary Shares - 9.9%                          802,231         4,316,002
   HighMark Large Cap Growth Fund,
      Fiduciary Shares - 10.5%                         639,339         4,571,273
   HighMark Large Cap Value Fund,
      Fiduciary Shares - 8.7%                          408,760         3,813,734
   HighMark Small Cap Advantage Fund,
      Fiduciary Shares - 7.6%                          272,041         3,316,180
   HighMark Small Cap Value Fund,
      Fiduciary Shares - 1.5%                           73,497           648,979
   HighMark Value Momentum Fund,
      Fiduciary Shares - 4.7%                          154,398         2,067,386
                                                                 ---------------
   TOTAL AFFILIATED EQUITY REGISTERED
      INVESTMENT COMPANIES
      (Cost $42,007,749)                                              29,564,890
                                                                 ---------------
AFFILIATED FIXED INCOME REGISTERED
INVESTMENT COMPANIES - 23.9%
   HighMark Bond Fund,
      Fiduciary Shares - 8.8%                          392,538         3,846,872
   HighMark Short Term Bond Fund,
      Fiduciary Shares - 15.1%                         684,339         6,569,658
                                                                 ---------------
   TOTAL AFFILIATED FIXED INCOME REGISTERED
      INVESTMENT COMPANIES
      (Cost $10,847,278)                                              10,416,530
                                                                 ---------------
AFFILIATED MONEY MARKET REGISTERED
INVESTMENT COMPANY - 2.0%
   HighMark Diversified Money Market Fund,
      Fiduciary Shares, 2.92% (A)                      856,984           856,984
                                                                 ---------------
   TOTAL AFFILIATED MONEY MARKET REGISTERED
      INVESTMENT COMPANY
      (Cost $856,984)                                                    856,984
                                                                 ---------------

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
EQUITY REGISTERED INVESTMENT COMPANIES -
   4.4%
   JPMorgan Small Cap Growth Fund,
      Institutional Class - 2.6%                       176,701   $     1,157,393
   Lazard Emerging Markets Portfolio,
      Institutional Class - 1.8%                        64,160           783,390
                                                                 ---------------
   TOTAL EQUITY REGISTERED INVESTMENT COMPANIES
      (Cost $3,085,583)                                                1,940,783
                                                                 ---------------
FIXED INCOME REGISTERED INVESTMENT COMPANY -
   1.8%
   Eaton Vance Income Fund of Boston,
      Institutional Class - 1.8%                       179,250           776,154
                                                                 ---------------
   TOTAL FIXED INCOME REGISTERED
      INVESTMENT COMPANY
      (Cost $1,024,600)                                                  776,154
                                                                 ---------------
TOTAL INVESTMENTS - 99.9%
   (Cost $57,822,194) +                                               43,555,341
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - 0.1%                                    43,770
                                                                 ---------------
NET ASSETS - 100.0%                                              $    43,599,111
                                                                 ===============

*    NON-INCOME PRODUCING SECURITY.

+ AT OCTOBER 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $57,822,194, AND THE UNREALIZED DEPRECIATION WAS $(14,266,853).

(A)  THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2008.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.


                           WWW.HIGHMARKFUNDS.COM | 35

(HIGHMARK FUNDS(R) LOGO)

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

INCOME PLUS ALLOCATION FUND

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
AFFILIATED FIXED INCOME REGISTERED
   INVESTMENT COMPANIES - 50.9%
   HighMark Bond Fund, Fiduciary
      Shares - 19.7%                                   153,808   $     1,507,321
   HighMark Short Term Bond Fund,
      Fiduciary Shares - 31.2%                         248,196         2,382,683
                                                                 ---------------
   TOTAL AFFILIATED FIXED INCOME REGISTERED
      INVESTMENT COMPANIES
      (Cost $4,054,808)                                                3,890,004
                                                                 ---------------
AFFILIATED EQUITY REGISTERED INVESTMENT
   COMPANIES - 40.1%
   HighMark Cognitive Value Fund,
      Fiduciary Shares - 1.0%                           10,156            79,016
   HighMark Core Equity Fund,
      Fiduciary Shares - 9.5%                          121,078           726,470
   HighMark Enhanced Growth Fund,
      Fiduciary Shares - 1.1% *                         12,194            79,993
   HighMark Fundamental Equity Fund,
      Fiduciary Shares - 4.7% *                         24,000           361,680
   HighMark International Opportunities
      Fund,
      Fiduciary Shares - 2.0%                           28,279           152,141
   HighMark Large Cap Growth Fund,
      Fiduciary Shares - 7.7%                           81,717           584,277
   HighMark Large Cap Value Fund,
      Fiduciary Shares - 5.1%                           41,728           389,318
   HighMark Small Cap Advantage Fund,
      Fiduciary Shares - 4.6%                           28,787           350,907
   HighMark Small Cap Value Fund,
      Fiduciary Shares - 0.8%                            6,763            59,717
   HighMark Value Momentum Fund,
      Fiduciary Shares - 3.6%                           20,704           277,222
                                                                 ---------------
   TOTAL AFFILIATED EQUITY REGISTERED
      INVESTMENT COMPANIES
      (Cost $4,100,349)                                                3,060,741
                                                                 ---------------
AFFILIATED MONEY MARKET REGISTERED
   INVESTMENT COMPANY - 3.3%
   HighMark Diversified Money Market Fund,
      Fiduciary Shares, 2.92% (A)                      252,496           252,496
                                                                 ---------------
   TOTAL AFFILIATED MONEY MARKET REGISTERED
      INVESTMENT COMPANY
      (Cost $252,496)                                                    252,496
                                                                 ---------------

Description                                         Shares            Value
--------------------------------------------   ---------------   ---------------
FIXED INCOME REGISTERED INVESTMENT COMPANY -
   3.2%
   Eaton Vance Income Fund of Boston,
      Institutional Class - 3.2%                        56,118   $       242,991
                                                                 ---------------
   TOTAL FIXED INCOME REGISTERED
      INVESTMENT COMPANY
      (Cost $314,471)                                                    242,991
                                                                 ---------------
EQUITY REGISTERED INVESTMENT COMPANIES -
   2.4%
   JPMorgan Small Cap Growth Fund,
      Institutional Class - 1.5%                        17,971           117,707
   Lazard Emerging Markets Portfolio,
      Institutional Class - 0.9%                         5,632            68,766
                                                                 ---------------
   TOTAL EQUITY REGISTERED
      INVESTMENT COMPANIES
      (Cost $266,040)                                                    186,473
                                                                 ---------------
TOTAL INVESTMENTS - 99.9%
   (Cost $8,988,164) +                                                 7,632,705
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - 0.1%                                     9,745
                                                                 ---------------
NET ASSETS - 100.0%                                              $     7,642,450
                                                                 ===============

*    NON-INCOME PRODUCING SECURITY.

+ AT OCTOBER 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $8,988,164, AND THE UNREALIZED DEPRECIATION WAS $(1,355,459).

(A)  THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2008.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.


                               36 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

BOND FUND

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS - 42.6%
   FHLMC Gold
   6.500%, 11/01/09                            $        60,000   $        60,555
   6.000%, 10/01/09                                     97,341            97,404
   6.000%, 06/01/13                                    835,121           854,268
   6.000%, 09/01/13                                    789,338           804,483
   6.000%, 09/01/17                                  2,303,523         2,318,843
   6.000%, 11/01/17                                    733,695           742,572
   5.500%, 03/01/17                                    680,094           682,665
   5.500%, 08/01/21                                  6,482,163         6,459,391
   5.000%, 10/01/20                                  1,317,854         1,289,523
   5.000%, 07/01/35                                    714,771           677,127
   4.500%, 05/01/19                                  1,670,615         1,595,546
   4.500%, 07/01/19                                  4,957,313         4,734,555
   4.500%, 04/01/20                                    660,542           630,861
   4.000%, 04/01/18                                  3,914,258         3,689,432
   4.000%, 06/01/19                                  8,588,181         7,958,042
   FHLMC, CMO REMIC Ser 1666, Cl J
      6.250%, 01/15/24                               2,000,000         2,051,786
   FNMA
   8.500%, 05/01/25                                     24,703            26,591
   8.000%, 08/01/24                                      2,829             2,992
   8.000%, 09/01/24                                        474               501
   8.000%, 07/01/26                                     32,208            34,019
   8.000%, 06/01/30                                     14,898            15,743
   7.500%, 12/01/26                                    191,445           201,942
   7.000%, 02/01/09                                      3,736             3,751
   7.000%, 12/01/10                                    113,034           113,750
   7.000%, 05/01/30                                     40,729            42,188
   6.500%, 04/01/14                                    482,544           494,126
   6.500%, 03/01/24                                     47,806            49,023
   6.500%, 05/01/26                                     67,069            68,687
   6.500%, 01/01/28                                     21,238            21,738
   6.500%, 03/01/28                                     38,595            39,502
   6.500%, 04/01/28                                    117,117           119,869
   6.500%, 01/01/29                                    698,932           715,356
   6.500%, 06/01/29                                    294,305           301,037
   6.500%, 06/01/29                                    448,751           459,017
   6.500%, 07/01/29                                    392,976           401,966
   6.500%, 08/01/29                                    160,847           164,526
   6.500%, 05/01/30                                    553,414           566,073
   6.000%, 05/01/09                                      2,747             2,758
   6.000%, 09/01/10                                     19,759            19,775
   6.000%, 05/01/11                                     24,384            24,606
   6.000%, 01/01/12                                     15,616            15,758
   6.000%, 01/01/12                                     14,037            14,164
   6.000%, 03/01/13                                     64,635            65,310
   6.000%, 05/01/16                                    626,600           633,994
   6.000%, 10/01/16                                    823,883           833,604

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS - (CONTINUED)
   6.000%, 11/01/17                            $     1,816,712   $     1,838,149
   6.000%, 12/01/27                                      2,690             2,710
   6.000%, 12/01/27                                     49,283            49,651
   6.000%, 12/01/27                                     21,534            21,694
   6.000%, 12/01/27                                      4,948             4,985
   6.000%, 07/01/28                                    452,489           455,859
   6.000%, 08/01/28                                    119,753           120,645
   6.000%, 10/01/28                                    209,526           211,086
   6.000%, 10/01/28                                     75,840            76,405
   6.000%, 12/01/28                                  1,141,444         1,149,945
   6.000%, 12/01/28                                    359,444           362,121
   6.000%, 12/01/28                                    422,731           425,880
   5.500%, 01/01/17                                    459,348           461,754
   5.500%, 02/01/17                                    238,052           239,001
   5.500%, 12/01/17                                  2,290,539         2,299,672
   5.500%, 03/01/20                                 10,849,980        10,879,677
   5.500%, 11/01/33                                  7,238,165         7,088,501
   5.500%, 04/01/35                                  3,388,450         3,314,151
   5.500%, 04/01/36                                  9,072,099         8,873,175
   5.000%, 01/01/09                                     37,982            37,899
   5.000%, 11/01/17                                  2,923,208         2,884,117
   5.000%, 12/01/17                                  1,091,342         1,076,747
   5.000%, 02/01/18                                  3,208,035         3,162,127
   5.000%, 11/01/18                                    474,563           467,772
   5.000%, 03/01/34                                  3,064,619         2,909,920
   5.000%, 03/01/34                                  4,753,178         4,513,242
   5.000%, 08/01/34                                  9,465,254         8,995,488
   5.000%, 07/01/35                                  4,814,695         4,565,635
   5.000%, 02/01/36                                  4,868,853         4,616,992
   4.500%, 04/01/18                                 18,264,354        17,552,084
   4.500%, 08/01/18                                  2,084,118         2,002,842
   4.500%, 07/01/20                                  6,476,213         6,199,369
   FNMA, CMO REMIC Ser 2003-25, Cl CD
      3.500%, 03/25/17                               3,383,305         3,337,064
   GNMA
   8.000%, 04/15/17                                     16,993            18,221
   8.000%, 05/15/17                                     15,928            17,079
   8.000%, 11/15/26                                    252,487           270,325
   8.000%, 12/15/26                                     99,092           106,093
   7.500%, 05/15/23                                    110,357           116,858
   7.500%, 01/15/24                                     49,904            52,826
   7.500%, 01/15/24                                      4,067             4,305
   7.500%, 01/15/24                                     10,258            10,858
   7.500%, 01/15/24                                        726               768
   7.500%, 01/15/24                                     27,825            29,454
   7.500%, 02/15/24                                     32,512            34,416
   7.500%, 02/15/27                                     16,938            17,902
   7.500%, 02/15/27                                      7,139             7,546

See note to schedule of investments.


                           WWW.HIGHMARKFUNDS.COM | 37

(HIGHMARK FUNDS(R) LOGO)

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

BOND FUND (CONTINUED)

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS - (CONTINUED)
   7.500%, 06/15/27                            $        54,285   $        57,373
   7.500%, 07/15/27                                     16,939            17,902
   7.500%, 08/15/27                                        999             1,055
   7.500%, 08/15/27                                      9,606            10,152
   7.500%, 08/15/27                                     12,851            13,582
   7.500%, 08/15/27                                      1,786             1,888
   7.500%, 08/15/27                                      1,770             1,870
   7.500%, 08/15/27                                        697               737
   7.500%, 08/15/27                                     15,683            16,575
   7.000%, 01/15/24                                     34,919            36,026
   7.000%, 04/15/24                                     26,140            26,969
   6.500%, 06/15/23                                    115,285           117,121
   6.500%, 12/15/23                                     47,831            48,592
   6.500%, 12/15/23                                     15,267            15,511
   6.500%, 01/15/24                                     19,783            20,121
   6.500%, 02/15/24                                     89,850            91,384
   6.500%, 10/15/25                                     53,220            54,129
   6.500%, 04/15/26                                     26,234            26,682
   6.500%, 01/15/29                                    211,912           215,398
   6.500%, 05/15/29                                    668,487           678,495
   6.500%, 06/15/29                                     61,779            62,795
   6.000%, 07/15/28                                     69,346            69,685
   6.000%, 08/15/28                                    122,208           122,806
   6.000%, 09/15/28                                    135,552           136,214
   6.000%, 09/15/28                                    188,839           189,762
                                                                 ---------------
   TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-
      ACKED OBLIGATIONS
      (Cost $145,279,288)                                            143,015,253
                                                                 ---------------
CORPORATE OBLIGATIONS - 35.4%
CONSUMER DISCRETIONARY - 4.3%
   Comcast Cable Communications
      6.875%, 06/15/09                               4,530,000         4,492,981
   MGM Mirage
      8.500%, 09/15/10                               1,950,000         1,350,375
   News America
      5.300%, 12/15/14                               3,750,000         3,272,835
   News America Holdings
      7.750%, 02/01/24                               1,000,000           842,653
   Time Warner Entertainment
      8.375%, 03/15/23                               5,000,000         4,461,950
                                                                 ---------------
                                                                      14,420,794
                                                                 ---------------

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
CORPORATE OBLIGATIONS - (CONTINUED)
CONSUMER STAPLES - 1.6%
   General Mills
      5.700%, 02/15/17                         $     3,475,000   $     2,959,779
   Safeway
      7.500%, 09/15/09                               2,468,000         2,474,269
                                                                 ---------------
                                                                       5,434,048
                                                                 ---------------
ENERGY - 1.0%
   Sempra Energy                                     4,000,000         3,302,644
                                                                 ---------------
FINANCIALS - 13.4%
   Associates
      6.950%, 11/01/18                               4,000,000         3,441,048
   Bank of America
      5.650%, 05/01/18                               5,000,000         4,297,655
   Citigroup
      6.200%, 03/15/09                               5,200,000         5,140,278
   GE Global Insurance
      7.750%, 06/15/30                               5,000,000         4,465,290
   Goldman Sachs Group, MTN (A)
      3.011%, 03/02/10                               1,500,000         1,414,695
   HSBC Bank USA (B)
      3.875%, 09/15/09                               4,200,000         4,112,942
   JPMorgan Chase Bank
      6.000%, 10/01/17                               4,200,000         3,676,646
   John Hancock Financial Services
      5.625%, 12/01/08                               3,000,000         2,995,929
   Lehman Brothers Holdings, MTN
      5.625%, 01/24/13                               4,000,000           520,000
   Merrill Lynch, MTN
      6.150%, 04/25/13                               5,000,000         4,613,505
   Morgan Stanley
      6.750%, 04/15/11                               5,500,000         5,132,166
   UNUM Group
      7.625%, 03/01/11                                 227,000           219,320
   Wachovia
      3.625%, 02/17/09                               5,000,000         4,939,800
                                                                 ---------------
                                                                      44,969,274
                                                                 ---------------
FOREIGN GOVERNMENTS - 2.3%
   Hydro Quebec, Ser IO
      8.050%, 07/07/24                               1,125,000         1,457,539
   Pemex Project Funding Master Trust
      9.125%, 10/13/10                               5,000,000         5,000,000
   Province of Saskatchewan
      9.375%, 12/15/20                               1,000,000         1,424,796
                                                                 ---------------
                                                                       7,882,335
                                                                 ---------------

See note to schedule of investments.


                               38 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

BOND FUND (CONTINUED)

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
CORPORATE OBLIGATIONS - (CONTINUED)
HEALTH CARE - 2.6%
   Abbott Laboratories
      5.600%, 11/30/17                         $     3,900,000   $     3,591,779
   HCA
      7.875%, 02/01/11                                 999,000           834,165
   UnitedHealth Group
      5.250%, 03/15/11                               4,500,000         4,345,209
                                                                 ---------------
                                                                       8,771,153
                                                                 ---------------
INDUSTRIAL - 1.7%
   Continental Airlines, Ser 98-1B
      6.748%, 03/15/17                               1,601,499         1,121,049
   General Electric
      5.000%, 02/01/13                               5,000,000         4,716,445
                                                                 ---------------
                                                                       5,837,494
                                                                 ---------------
INFORMATION TECHNOLOGY - 1.8%
   Cisco Systems
      5.250%, 02/22/11                               2,000,000         2,001,698
   International Business Machines
   6.500%, 01/15/28                                  2,500,000         2,205,935
   5.700%, 09/14/17                                  1,950,000         1,771,353
                                                                 ---------------
                                                                       5,978,986
                                                                 ---------------
TELECOMMUNICATION SERVICES - 2.0%
   Bell Atlantic Maryland
      8.000%, 10/15/29                               2,980,000         2,516,065
   New England Telephone & Telegraph
      7.875%, 11/15/29                               4,925,000         4,102,939
                                                                 ---------------
                                                                       6,619,004
                                                                 ---------------
UTILITIES - 4.7%
   MidAmerican Energy Holdings (C)
      5.750%, 04/01/18                               9,400,000         7,864,416
   MidAmerican Energy Holdings, Ser D
      5.000%, 02/15/14                                 400,000           347,030
   Oklahoma Gas & Electric
      6.650%, 07/15/27                               2,500,000         2,019,230
   Orange & Rockland Utilities, Ser G,
      callable 03/01/09 @104.59
      7.000%, 03/01/29                               1,250,000         1,059,628
   Virginia Electric & Power, Ser A
      4.750%, 03/01/13                               5,000,000         4,479,700
                                                                 ---------------
                                                                      15,770,004
                                                                 ---------------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $135,125,098)                                            118,985,736
                                                                 ---------------

Description                                       Par/Share           Value
--------------------------------------------   ---------------   ---------------
U.S. TREASURY OBLIGATIONS - 7.9%
   U.S. Treasury Bonds
   7.250%, 05/15/16                            $     1,300,000   $     1,554,110
   7.125%, 02/15/23 (B)                              4,000,000         4,924,064
   U.S. Treasury Inflation Index Note
      3.000%, 07/15/12 (B)                          17,000,000        20,204,137
                                                                 ---------------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $26,297,727)                                              26,682,311
                                                                 ---------------
ASSET-BACKED SECURITIES - 12.6%
   CS First Boston Mortgage Securities,
      Ser 2005-C1, Cl A4 (A)
      5.014%, 02/15/38                               5,000,000         4,080,613
   CenterPoint Energy Transition Bond Co. II
      Ser A, Cl A3
      5.090%, 02/01/14                               5,825,000         5,638,833
   Chase Mortgage Finance,
      Ser 2004-S1, CI A3
      5.500%, 02/25/19                               5,535,901         5,241,806
   Citibank Credit Card Master Trust,
      Ser 1999-2, Cl A
      5.875%, 03/10/11                               6,000,000         5,976,104
   Lehman Mortgage Trust,
      Ser 2007-8, Cl 1A1
      6.000%, 09/25/37                               9,147,002         6,946,004
   Merrill Lynch Mortgage Trust,
      Ser 2002-MW1, CI A3
      5.403%, 07/12/34                               3,875,000         3,766,431
   TXU Electric Delivery Transition Bond,
      Ser 2004-1, Cl A3
      5.290%, 05/15/18                               4,000,000         3,745,975
   Wells Fargo Mortgage Backed
      Securities Trust, Ser 2007-7, Cl A1
      6.000%, 06/25/37                               8,816,800         6,871,594
                                                                 ---------------
   TOTAL ASSET-BACKED SECURITIES
      (Cost $47,608,663)                                              42,267,360
                                                                 ---------------
REGISTERED INVESTMENT COMPANIES - 1.6%
   Fidelity Institutional Money Market
      Funds                                          2,624,304         2,624,304
   Goldman Sachs Financial Square
      Government Fund (D)                            1,400,000         1,400,000
   JPMorgan U.S. Government Money
      Market Fund (D)                                1,345,000         1,345,000
                                                                 ---------------
   TOTAL REGISTERED INVESTMENT COMPANIES
      (Cost $5,369,304)                                                5,369,304
                                                                 ---------------

See note to schedule of investments.


                           WWW.HIGHMARKFUNDS.COM | 39

(HIGHMARK FUNDS(R) LOGO)

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

BOND FUND (CONCLUDED)

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
REPURCHASE AGREEMENT - 7.1%
Bank of America (D)
   0.330%, dated 10/31/08, matures on
   11/03/08, repurchase price $10,881,657
   (collateralized by various corporate
   obligations, ranging in par from
   $317,635 - $6,023,000, 5.500% - 7.900%,
   02/15/12 - 01/01/99, total market value
   $11,331,267)                                $    10,881,358   $    10,881,358
HSBC Securities (D)
   0.500%, dated 10/31/08, matures on
   11/03/08, repurchase price $13,000,542
   (collateralized by various asset-backed
   obligations ranging in par from $130 -
   $23,957,000, 0.000% - 11.750%, 11/15/08 -
   11/01/47, total market value
   $13,686,509)                                     13,000,000        13,000,000
                                                                 ---------------
TOTAL REPURCHASE AGREEMENT
   (Cost $23,881,358)                                                 23,881,358
                                                                 ---------------
TOTAL INVESTMENTS - 107.2%
   (Cost $383,561,438) +                                             360,201,322
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - (7.2)%                             (24,308,049)
                                                                 ---------------
NET ASSETS - 100.0%                                              $   335,893,273
                                                                 ===============

+ AT OCTOBER 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $383,561,438, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $3,073,951 AND $(26,434,067), RESPECTIVELY.

(A)  FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF OCTOBER 31, 2008.

(B) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT OCTOBER 31, 2008. THE TOTAL VALUE OF SECURITIES ON LOAN AT OCTOBER 31, 2008 IS $25,904,711.

(C) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THESE SECURITIES AS OF OCTOBER 31, 2008 WERE $7,864,416 AND REPRESENTED 2.34% OF NET ASSETS.

(D) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

CL    - CLASS
CMO   - COLLATERALIZED MORTGAGE OBLIGATION
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA  - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN   - MEDIUM TERM NOTE
REMIC - REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER   - SERIES

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.


                               40 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
MUNICIPAL BONDS - 97.0%
   Berryessa, Unified School District,
      GO, MBIA Insured
      5.375%, 03/01/12                         $       460,000   $       488,432
   Brentwood, Unified School District,
      Election 1997, Ser B, GO, FGIC
      Insured, Callable 08/01/10 @ 101
      4.850%, 08/01/14                                 410,000           421,906
   Burlingame, Elementary School District,
      GO, FSA Insured
      5.250%, 07/15/16                                 795,000           862,400
   California State, Department of
      Transportation, Federal Highway Grant
      Anticipation Bonds, Ser A, RB,
      FGIC Insured
      5.000%, 02/01/14                               2,000,000         2,115,840
   California State, Department of Water
      Resources, Central Valley Project, Ser
      Z, ETM, RB, FGIC Insured
      5.000%, 12/01/12                                  10,000            10,793
   Central Valley Project, Ser Z, RB,
      FGIC Insured
      5.000%, 12/01/12                                 990,000         1,055,954
      ETM, RB, FSA Insured
      5.500%, 12/01/14                                  10,000            11,184
      Power Supply Revenue, Ser A, RB,
      AMBAC Insured, Callable 05/01/12 @ 101
      5.500%, 05/01/15                               1,225,000         1,285,956
      Power Supply Revenue, Ser H, RB,
      FSA Insured, Callable 05/01/18 @ 100
      5.000%, 05/01/22                               1,000,000           986,490
      RB, FSA Insured
      5.500%, 12/01/14                               1,305,000         1,438,371
   California State, Educational
      Facilities Authority, Loyola-Marymount
      University, Ser A, RB, MBIA Insured,
      Callable 10/01/11 @ 101
      4.500%, 10/01/12                               1,560,000         1,611,262
      Stanford University, Ser P, RB
      5.250%, 12/01/13                                 800,000           869,568
      5.000%, 11/01/11                                 610,000           647,137
   California State, GO,
      AMBAC Insured
      5.000%, 11/01/17                               1,000,000         1,039,630
      Callable 12/01/16 @ 100
      5.000%, 12/01/17                               1,545,000         1,580,999
      FGIC Insured
      4.500%, 09/01/10                               1,000,000         1,023,150

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
MUNICIPAL BONDS - (CONTINUED)
   California State, Public Works
      Board Lease, Various University
      of California Projects, Ser A, RB,
      AMBAC Insured,
      Callable 09/15/08 @ 102
      5.100%, 12/01/10                         $     1,000,000   $     1,011,990
   Chaffey, Unified High School District,
      GO, FDIC Insured
      5.000%, 08/01/15                               1,000,000         1,056,680
   Coast Community College,
      GO, MBIA Insured
      5.250%, 08/01/15                               1,000,000         1,077,420
   Contra Costa County, Transportation
      Authority, Sales Tax, Ser A, RB,
      FGIC Insured
      6.000%, 03/01/09                               1,000,000         1,012,250
   Corona-Norca Unified School District,
      Election 2006, Ser A, GO, FSA
      Insured
      5.000%, 08/01/17                                 500,000           525,610
   Cupertino, Unified School District, GO,
      FSA Insured, Callable 08/01/11 @ 100
      5.250%, 08/01/13                                 595,000           620,038
   Desert Sands Unified School District,
      GO, Callable 08/01/18 @ 100
      5.750%, 08/01/19                                 450,000           482,549
      5.250%, 08/01/20                                 600,000           610,014
   East Bay, Municipal Utility District,
      Water System Project, RB, MBIA
      Insured, Prerefunded @ 100 (A)
      5.250%, 06/01/11                               1,250,000         1,336,713
   Eastern Municipal Water District,
      Ser A, COP, FGIC Insured,
      Callable 07/01/11 @ 100
      5.250%, 07/01/12                                 300,000           313,653
      5.250%, 07/01/13                               1,000,000         1,040,870
      5.375%, 07/01/16                               2,120,000         2,181,862
      5.375%, 07/01/17                               2,410,000         2,469,358
   El Camino, Community College, GO,
      FSA Insured, Callable 08/01/15 @ 100
      5.000%, 08/01/16                               1,000,000         1,043,480
   Fallbrook, Unified High School
      District,
      GO, FGIC Insured
      5.375%, 09/01/12                                 250,000           267,175
   Fremont, Unified High School District,
      Ser B, ETM, GO
      5.000%, 09/01/10                                 600,000           628,950

See note to schedule of investments.


                           WWW.HIGHMARKFUNDS.COM | 41

(HIGHMARK FUNDS(R) LOGO)

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
MUNICIPAL BONDS - (CONTINUED)
   Fresno, Joint Powers Financing
      Authority, Fresno City Hall, RB,
      AMBAC Insured, Callable 08/01/10 @ 100
      4.600%, 08/01/11                         $       500,000   $       511,640
   Grant, Joint Union High School District,
      Election 2006, GO, FSA Insured
      Callable 08/01/18 @ 100
      5.000%, 08/01/21                                 975,000           963,173
   Hayward Unified School District, GO,
      Callable 08/01/16 @ 100
      5.000%, 08/01/25                               1,000,000           947,810
   Joshua Basin-Hi Desert Financing
      Authority, Water District Project,
      RB, AMBAC Insured
      4.900%, 05/01/09                                 465,000           471,938
   Kings River, Conservation District,
      Pine Flat Power, Ser F, RB
      4.625%, 01/01/11                                 500,000           515,655
   Livermore-Amador Valley, Water
      Management Authority,
      Ser A, RB, AMBAC Insured,
      Callable 08/01/11 @ 100
      5.000%, 08/01/13                                 400,000           411,616
      5.250%, 08/01/14                                 750,000           778,583
   Lodi, Unified School District, Election
      2002, GO, FSA Insured Callable
      08/01/13 @ 100
      5.250%, 08/01/22                               1,000,000         1,010,770
   Los Angeles Community College District,
      Election 2003, Ser E, GO, FSA
      Insured, Callable 08/01/16 @ 100
      5.000%, 08/01/17                               1,000,000         1,049,630
   Los Angeles County, Metropolitan
      Transportation Authority, Sales Tax
      Project,
      A-1st Senior, Ser B, RB, FSA Insured
      5.250%, 07/01/11                               1,550,000         1,642,396
      C-2nd Senior, Ser A, RB, AMBAC Insured
      5.500%, 07/01/10                               1,050,000         1,098,993
      C-2nd Senior, Ser A, RB, FGIC Insured
      5.000%, 07/01/10                               2,000,000         2,073,920
   Los Angeles,
      Ser A, GO, FGIC Insured
      5.250%, 09/01/09                                 600,000           616,902
      Ser A, GO, MBIA Insured
      5.250%, 09/01/11                                 250,000           264,408
      Ser B, GO, FSA Insured,
      Callable 09/01/15 @ 100
      5.000%, 09/01/16                               1,000,000         1,040,950

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
MUNICIPAL BONDS - (CONTINUED)
   Los Angeles, Department of Airports,
      Airport Revenue, Los Angeles
      International Airport, Ser C, RB
      Callable 05/15/18 @ 100
      5.250%, 05/15/21                         $     1,000,000   $       992,740
   Los Angeles, Department of Water &
      Power, Ser B, RB, MBIA Insured,
      Callable 07/01/11 @ 100
      5.000%, 07/01/13                                 430,000           454,626
   Los Angeles, Department of Water &
      Power, Ser A-A-1, RB, MBIA Insured
      5.250%, 07/01/10                               1,710,000         1,784,317
      5.250%, 07/01/11                               1,000,000         1,056,980
      Callable 07/01/11 @ 100
      5.250%, 07/01/13                               2,025,000         2,110,374
   Los Angeles, Unified School District,
      Election 1997, Ser E, GO,
      MBIA Insured, Prerefunded @ 100 (A)
      5.500%, 07/01/12                               1,390,000         1,510,916
      GO, MBIA Insured
      5.500%, 07/01/12                                 755,000           809,843
      Ser A, GO, FGIC Insured
      6.000%, 07/01/11                               1,385,000         1,488,404
      Ser D, GO, FGIC Insured,
      Prerefunded @ 100 (A)
      5.500%, 07/01/10                               2,000,000         2,103,980
   Los Angeles, Waste Water System,
      Ser C, RB, MBIA Insured
      5.375%, 06/01/12                               1,145,000         1,218,051
   Los Gatos-Saratoga, Joint Unified
      High School, Election 1998,
      Ser B, GO, Prerefunded @ 100 (A)
      4.600%, 12/01/10                                 875,000           924,193
   M-S-R Public Power Authority, San Juan
      Project, Ser I, RB, MBIA Insured,
      Callable 07/01/11 @ 100
      5.000%, 07/01/14                               2,440,000         2,511,931
   Metropolitan, Water District of
      Southern California,
      Ser A, RB, Callable 07/01/11 @ 101
      5.375%, 07/01/12                               2,185,000         2,319,880
      Waterworks Project, Ser B, GO
      4.000%, 03/01/11                                 500,000           512,705
   Mountain View, Shoreline Regional Park
      Community, Ser A, TA, MBIA Insured
      5.600%, 08/01/10                                 500,000           500,500

See note to schedule of investments.


                               42 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
MUNICIPAL BONDS - (CONTINUED)
   North Orange County, Community
      College District, GO, MBIA Insured
      5.000%, 08/01/15                         $     1,000,000   $     1,062,750
   Norwalk, La Mirada Unified School
      District, Election 2002, Ser A, GO,
      FGIC Insured, Prerefunded @ 100 (A)
      5.000%, 08/01/13                               1,800,000         1,942,146
   Orange County, Local Transportation
      Authority, Measure M, Second Senior,
      Ser A, RB, MBIA Insured
      5.500%, 02/15/10                               1,200,000         1,241,868
   Orange County, Sanitation District,
      Ser B, COP, FSA Insured,
      Callable 02/01/17 @ 100
      5.000%, 02/01/23                               2,615,000         2,552,371
   Paramount, Unified School District,
      GO, FSA Insured
      5.000%, 09/01/15                               1,000,000         1,068,990
   Port of Oakland, RB,
      Ser B, MBIA Insured,
      Callable 11/01/17 @ 100
      5.000%, 11/01/18                               1,000,000         1,000,710
      Ser M, FGIC Insured,
      Prerefunded @ 100 (A)
      5.250%, 11/01/12                               1,000,000         1,085,170
   Redding, Electric System Revenue,
      Ser A, COP, FSA Insured,
      Callable 06/01/18 @ 100
      5.000%, 06/01/22                               1,500,000         1,472,415
   Redwood City, Elementary School District,
      GO, FGIC Insured
      5.500%, 08/01/10                               1,140,000         1,191,437
      5.500%, 08/01/14                                 900,000           976,239
   Riverside County, Transportation
      Commission, Sales Tax Revenue,
      Ser A, RB, AMBAC Insured
      5.750%, 06/01/09                                 740,000           757,198
   Riverside, Community College, GO,
      FSA Insured, Callable 08/01/15 @ 100
      5.000%, 08/01/19                               1,700,000         1,713,413
   Sacramento, Municipal Utility District,
      Electric Power & Light Revenues,
      Ser C, ETM, RB, FGIC Insured,
      Callable 09/15/08 @ 100
      5.750%, 11/15/08                                 570,000           570,536
      Electric Power & Light Revenues,
      Ser U, RB, Callable 08/15/18 @100
      5.000%, 08/15/23                               1,000,000           960,480
      Ser O, RB, MBIA Insured

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
MUNICIPAL BONDS - (CONTINUED)
   Sacramento, Municipal Utility District
      (continued)
      5.250%, 08/15/10                         $       500,000   $       520,015
      Ser P, RB, FSA Insured, Callable
      08/15/11 @ 100
      5.250%, 08/15/13                               1,585,000         1,661,159
      Ser R, RB, MBIA Insured, Callable
      08/15/13 @ 100
      5.000%, 08/15/16                               1,000,000         1,025,530
      Ser R, RB, MBIA Insured
      5.000%, 08/15/15                               1,480,000         1,559,831
   San Bernardino County, Community
      College District, GO, FSA Insured
      5.000%, 08/01/15                               1,000,000         1,071,920
   San Bernardino County,
      Transportation Authority, Ser A, RB,
      FSA Insured, Callable 12/26/08 @ 101
      5.000%, 03/01/09                               1,000,000         1,008,720
      Ser A, RB, MBIA Insured
      6.250%, 03/01/10                               2,000,000         2,088,860
   San Bernardino, Municipal Water
      Department, Sewer Authority, COP,
      FGIC Insured, Callable 02/01/09 @ 101
      5.000%, 02/01/11                               1,130,000         1,146,227
   San Diego County, Water Authority, COP,
      Ser A, FSA Insured, Callable 05/01/18
      @ 100
      5.000%, 05/01/20                               1,000,000         1,005,250
      Water Revenues, Ser 2008A, FGIC
      Insured
      5.250%, 05/01/16                               1,310,000         1,397,600
   San Diego, Public Facilities Financing
      Authority, RB, MBIA Insured,
      Callable 08/01/12 @ 100
      5.000%, 08/01/14                               1,000,000         1,024,920
   San Francisco City & County,
      Airport Commission, International
      Airport, Second Senior, Issue 20,
      RB, MBIA Insured, Callable 12/26/08 @
      101
      4.250%, 05/01/09                               1,000,000         1,010,350
      Public Utilities Commission, Water
      Revenue, Ser A, RB, FSA Insured
      5.000%, 11/01/10                               1,000,000         1,045,040
      5.000%, 11/01/11                               1,500,000         1,585,590
      Ser A, RB, FSA Insured, Callable
      05/01/16 @ 100
      5.000%, 11/01/23                               1,000,000           965,220
      Ser B, RB, MBIA Insured,
      Callable 11/01/12 @ 100
      5.000%, 11/01/15                               1,250,000         1,283,138

See note to schedule of investments.


                           WWW.HIGHMARKFUNDS.COM | 43

(HIGHMARK FUNDS(R) LOGO)

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONCLUDED)

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
MUNICIPAL BONDS - (CONTINUED)
   San Francisco, Bay Area Rapid Transit,
      RB, AMBAC Insured,
      Callable 07/01/11 @ 100
      5.250%, 07/01/14                         $       300,000   $       311,490
   San Joaquin County, Delta Community
      College District, Election 2004,
      Ser A, GO, FSA Insured
      4.500%, 08/01/15                               1,000,000         1,039,410
   San Jose, Financing Authority, Convention
      Center Project, Ser F, RB, MBIA Insured
      4.250%, 09/01/11                               1,765,000         1,823,245
   San Jose, Redevelopment Agency, Merged
      Area Redevelopment Project, TA,
      AMBAC Insured,
      Callable 08/01/08 @ 102
      5.000%, 08/01/09                               1,500,000         1,529,445
   San Juan, Unified School District,
      GO, FSA Insured
      5.250%, 08/01/10                               1,150,000         1,199,036
   San Mateo County, Transit District,
      Ser A, RB, MBIA Insured
      5.250%, 06/01/16                               2,000,000         2,128,280
   San Mateo, Unified High School District,
      Election 2000, Ser A, GO, FGIC Insured,
      Prerefunded @ 100 (A)
      5.375%, 09/01/11                               2,195,000         2,359,625
   San Ramon Valley, Unified School District,
      Election 2002, GO, FSA Insured,
      Callable 08/01/14 @ 100
      5.250%, 08/01/18                               1,250,000         1,303,925
   Santa Ana, Community Redevelopment
       Agency, Mainplace Project, Ser E, ETM,
      RB, USGOV Insured
      6.400%, 12/15/10                                 245,000           257,742
   Santa Maria, Joint Unified High School
      District, Ser A, ETM, GO, FSA Insured
      5.500%, 08/01/15                                 510,000           560,133
   Solano County, Community College,
      Election 2002, Ser A, GO, MBIA Insured,
      Prerefunded @ 100 (A)
      5.000%, 08/01/13                               1,865,000         2,016,550
   South Placer, Waste Water Authority,
      Ser A, RB, ETM, FGIC Insured
      4.500%, 11/01/10                               1,000,000         1,033,450
   Southern California, Public Power
      Authority,
      San Juan Unit 3, Ser A, RB, FSA Insured
      5.375%, 01/01/09                               1,610,000         1,619,386
   Stockton Unified School District,
      Election 2005, GO, FSA Insured
      5.000%, 08/01/16                                 645,000           684,880

Description                                       Par/Shares          Value
--------------------------------------------   ---------------   ---------------
MUNICIPAL BONDS - (CONTINUED)
   Turlock, Irrigation District, Ser A,
      RB, MBIA Insured
      6.000%, 01/01/11                         $       500,000   $       530,415
                                                                 ---------------
   TOTAL MUNICIPAL BONDS
      (Cost $120,228,769)                                            120,217,613
                                                                 ---------------
REGISTERED INVESTMENT COMPANIES - 2.4%
   BlackRock Liquidity Funds, California
      Money Fund, 1.550% (B)
      1.550% (B)                                     2,967,447         2,967,447
                                                                 ---------------
   TOTAL REGISTERED INVESTMENT COMPANIES
      (Cost $2,967,447)                                                2,967,447
                                                                 ---------------
TOTAL INVESTMENTS - 99.4%
   (Cost $123,196,216) +                                             123,185,060
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - 0.6%                                   741,163
                                                                 ---------------
NET ASSETS - 100.0%                                              $   123,926,223
                                                                 ===============

+ AT OCTOBER 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $123,196,216, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,702,850 AND $(1,714,006), RESPECTIVELY.

(A)  PREREFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.

(B)  THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2008.

AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
COP   - CERTIFICATES OF PARTICIPATION
ETM   - ESCROWED TO MATURITY
FGIC  - FINANCIAL GUARANTY INSURANCE CORPORATION
FSA   - FINANCIAL SECURITY ASSURANCE
GO    - GENERAL OBLIGATION
MBIA  - MUNICIPAL BOND INVESTORS ASSURANCE
RB    - REVENUE BOND
SER   - SERIES
TA    - TAX ALLOCATION

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.


                               44 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
MUNICIPAL BONDS - 96.0%
ALASKA - 0.7%
   Anchorage, City of Anchorage Schools,
      Ser B, GO, FGIC Insured
      5.000%, 09/01/17                         $       500,000   $       520,966
                                                                 ---------------
ARIZONA - 6.7%
   Arizona State, Transportation Board &
      Highway Revenue, Ser A, RB,
      Callable 07/01/12 @ 102
      5.250%, 07/01/17                               1,000,000         1,051,320
   Phoenix, GO,
      Prerefunded @ 101 (A)
      5.000%, 07/01/09                               2,370,000         2,447,333
      Ser A,
      6.250%, 07/01/17                               1,000,000         1,145,850
                                                                 ---------------
                                                                       4,644,503
                                                                 ---------------
CALIFORNIA - 16.8%
   California State Department of Water
      Resources, Power Supply Revenue,
      Ser B-2, RB
      0.900%, 05/01/22                               1,000,000         1,000,000
   California State, Department of
      Transportation, Federal Highway
      Grant Anticipation Bonds,
      Ser A, RB, FGIC Insured
      5.000%, 02/01/14                               1,000,000         1,057,920
   California State, Department of
      Water Resources,
      Central Valley Project, Ser Z, RB,
      FGIC Insured
      5.000%, 12/01/12                                 500,000           533,310
      Power Supply Revenue, Ser H, RB,
      FSA Insured, Callable 05/01/18 @ 100
      5.000%, 05/01/22                               1,000,000           986,490
      Ser X, RB, FGIC Insured
      5.500%, 12/01/15                                 600,000           658,818
   California State, Educational
      Facilities
      Authority, Loyola-Marymount
      University, Ser A, RB, MBIA Insured,
      Callable 10/01/11 @ 101
      4.500%, 10/01/12                               1,000,000         1,032,860
   Contra Costa, Water District,
      Ser E, RB, AMBAC Insured
      6.250%, 10/01/12                                 705,000           749,542
   Elsinore Valley, Municipal Water
      District,
      COP, FGIC Insured
      5.375%, 07/01/18                                 500,000           514,575

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
MUNICIPAL BONDS - (CONTINUED)
   Los Angeles, Ser A, GO, MBIA Insured
      5.250%, 09/01/12                         $       375,000   $       398,681
   Metropolitan, Water District of
      Southern California, Waterworks
      Revenue, Ser A-2, RB (B)
      1.250%, 07/01/23                                 495,000           495,000
   Redding, Electric System Revenue,
      Ser A, COP, FSA Insured,
      Callable 06/01/18 @ 100
      5.000%, 06/01/22                               1,000,000           981,610
   Sacramento Municipal Utility District,
      Ser R, RB, MBIA Insured,
      Callable on 08/15/13 @ 100
      5.000%, 08/15/23                                 500,000           473,730
   San Jose, Redevelopment Agency, TA,
      ETM, MBIA Insured, Prerefunded @ 100
      (A)
      6.000%, 08/01/15                                 330,000           377,632
      MBIA Insured
      6.000%, 08/01/15                                 670,000           726,595
   San Ramon Valley, Unified School
      District, Election 2002, GO, FSA
      Insured, Callable 08/01/14 @ 100
      5.250%, 08/01/18                               1,670,000         1,742,044
                                                                 ---------------
                                                                      11,728,807
                                                                 ---------------
COLORADO - 0.5%
   Regional Transportation District, Sales
      Tax, Ser B, RB, AMBAC Insured
      5.250%, 11/01/12                                 350,000           374,098
                                                                 ---------------
FLORIDA - 0.8%
   Jacksonville, Local Government, Sales Tax
      Revenue, RB, FGIC Insured
      5.500%, 10/01/13                                 500,000           533,315
                                                                 ---------------
GEORGIA - 5.2%
   Atlanta, Water & Wastewater Revenue,
      Ser A, RB, FGIC Insured
      5.500%, 11/01/13                               1,000,000         1,061,190
   Georgia State, Ser E, GO
      5.250%, 02/01/09                               2,525,000         2,546,791
                                                                 ---------------
                                                                       3,607,981
                                                                 ---------------
HAWAII - 4.8%
   Hawaii County, Ser A, GO, FGIC Insured,
      Prerefunded @ 100 (A)
      5.500%, 07/15/11                                 635,000           676,618
   Hawaii State, Highway Revenue,
      Ser B, RB, FSA Insured
      5.000%, 07/01/15                               1,000,000         1,061,480

See note to schedule of investments.


                           WWW.HIGHMARKFUNDS.COM | 45

(HIGHMARK FUNDS(R) LOGO)

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
MUNICIPAL BONDS - (CONTINUED)
HAWAII - (CONTINUED)
   Honolulu City and County,
      Ser A, GO, FSA Insured,
      Prerefunded @ 100 (A)
      5.375%, 09/01/11                         $     1,000,000   $     1,063,770
   Kauai County, Ser A, GO, MBIA Insured,
      Callable 08/01/11 @ 100
      5.625%, 08/01/13                                 440,000           463,368
      Prerefunded @ 100 (A)
      5.625%, 08/01/11                                  60,000            64,436
                                                                 ---------------
                                                                       3,329,672
                                                                 ---------------
IDAHO - 3.0%
   Idaho State, Housing & Finance
      Association, Grant & Revenue
      Anticipation, Federal Highway Trust,
      RB, MBIA Insured
      5.000%, 07/15/15                               1,000,000         1,061,790
   Twin Falls County, School District
      No. 411, GO, MBIA Insured
      5.000%, 09/15/16                               1,000,000         1,054,410
                                                                 ---------------
                                                                       2,116,200
                                                                 ---------------
ILLINOIS - 2.9%
   Chicago, O'Hare International Airport
      2nd Lein, Ser C, RB, MBIA Insured
      5.000%, 01/01/10                               1,000,000         1,023,430
   Cook County, Ser A, GO, FGIC Insured,
      Callable 11/15/08 @ 101
      4.500%, 11/15/09                               1,000,000         1,010,880
                                                                 ---------------
                                                                       2,034,310
                                                                 ---------------
MASSACHUSETTS - 4.6%
   Massachusetts State,
      School Building Authority,
      Ser A, RB, FSA Insured
      5.000%, 08/15/14                               1,000,000         1,059,010
      Water Resources Authority,
      Ser A, RB, MBIA Insured
      5.250%, 08/01/15                               1,000,000         1,067,050
      5.250%, 08/01/16                               1,000,000         1,061,230
                                                                 ---------------
                                                                       3,187,290
                                                                 ---------------
NEVADA - 4.8%
   Clark County, Nevada Airport Revenue,
      Subordinated Lien, Ser D-2, RB, LOC
      Landesbank Baden-Wurtt, (B)
      1.750%, 07/01/40                               2,000,000         2,000,000

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
MUNICIPAL BONDS - (CONTINUED)
NEVADA - (CONTINUED)
   Clark County, School District,
      Ser A, GO, FSA Insured,
      Callable 12/15/12 @ 103
      5.500%, 06/15/16                         $       500,000   $       539,105
   Las Vegas, Water District Revenue,
      Ser B, GO, MBIA Insured,
      Callable 12/01/12 @ 100
      5.250%, 06/01/14                                 300,000           316,377
   Nevada State, Capital Improvements,
      Ser A, GO, MBIA Insured,
      Callable 05/01/12 @ 100
      5.000%, 11/01/16                                 500,000           513,670
                                                                 ---------------
                                                                       3,369,152
                                                                 ---------------
NEW JERSEY - 3.1%
   New Jersey State,
      Ser L, GO, AMBAC Insured
      5.250%, 07/15/16                               1,000,000         1,072,440
      Transportation Trust Fund Authority,
      Ser C, ETM, RB, MBIA Insured
      5.250%, 06/15/15                               1,000,000         1,088,900
                                                                 ---------------
                                                                       2,161,340
                                                                 ---------------
NEW YORK - 4.4%
   New York State,
      Ser C-1, GO, FSA Insured,
      Callable 10/01/17 @ 100
      5.000%, 10/01/24                               1,000,000           972,160
      Ser M, GO, FSA Insured
      5.000%, 04/01/15                               1,000,000         1,044,480
      Thruway Authority, Highway & Board,
      Ser A, RB, MBIA Insured,
      Prerefunded @ 100 (A)
      5.000%, 04/01/14                               1,000,000         1,079,390
                                                                 ---------------
                                                                       3,096,030
                                                                 ---------------
OREGON - 9.9%
   Chemeketa, Community College District,
      ETM, GO, FGIC Insured
      5.500%, 06/01/12                               1,060,000         1,142,765
   Jackson County, Juvenille Services Center,
      GO, FSA Insured
      5.000%, 06/01/10                               1,000,000         1,030,000
   McMinnville, School District, No. 40,
      GO, FSA Insured
      5.000%, 06/15/11                               1,000,000         1,051,900

See note to schedule of investments.


                               46 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
MUNICIPAL BONDS - (CONTINUED)
   Portland, Sewer System Revenue,
      Second Lien Ser B, RB, FSA Insured,
      Callable 06/15/18 @ 100
      5.000%, 06/15/23                         $     1,000,000   $     1,005,250
   Washington County, School District
      Authority No. 15, GO, FSA Insured
      5.000%, 06/15/14                               1,000,000         1,065,290
   Washington, Multnomah & Yamill
      Counties, School District Authority,
      GO, MBIA Insured
      5.000%, 06/01/11                                 500,000           524,315
   Yamhill County, School District Authority
      No. 29J, GO, FGIC Insured
      5.250%, 06/15/16                               1,000,000         1,067,080
                                                                 ---------------
                                                                       6,886,600
                                                                 ---------------
PENNSYLVANIA - 3.3%
   Pennsylvania State,
      First Ser, GO, MBIA Insured
      5.000%, 06/01/09                               1,100,000         1,121,010
      Second Ser, GO
      5.250%, 10/01/09                               1,155,000         1,191,879
                                                                 ---------------
                                                                       2,312,889
                                                                 ---------------
TEXAS - 6.3%
   Houston, Texas Utility System Revenue,
      First Lien, Ser A, RB, FSA Insured
      5.250%, 11/15/17                               1,000,000         1,068,130
   Lamar Consolidated Independent School
      District, Schoolhouse, GO, PSF Insured
      5.000%, 02/15/17                                 500,000           526,265
   North East Independent School District,
      Ser A, GO, PSF Insured
      5.000%, 08/01/17                                 500,000           525,240
   San Antonio, Water Revenue, RB, FGIC
      Insured
      5.000%, 05/15/17                               1,000,000         1,038,660
   Texas State, University Systems, Revenue
      Financing System, RB, FSA Insured,
      Prerefunded @ 100 (A)
      4.800%, 03/15/10                               1,170,000         1,211,664
                                                                 ---------------
                                                                       4,369,959
                                                                 ---------------
UTAH - 2.2%
   Utah State, Board of Regents Auxilliary &
      Campus Facilities Revenue, Ser A, RB,
      MBIA Insured,
      Callable 04/01/15 @ 100
      5.000%, 04/01/17                               1,500,000         1,548,015
                                                                 ---------------

Description                                       Par/Shares          Value
--------------------------------------------   ---------------   ---------------
MUNICIPAL BONDS - (CONTINUED)
WASHINGTON - 16.0%
   King County,
      School District No. 408, GO,
      AMBAC Insured
      6.000%, 12/01/08                         $     1,000,000   $     1,002,760
      School District No. 410, GO,
      FGIC Insured
      5.500%, 12/01/10                               1,285,000         1,354,351
   Pierce County, GO, AMBAC Insured,
      Callable 08/01/15 @ 100
      5.125%, 08/01/16                               1,375,000         1,454,681
   Seattle, Limited Tax, Ser B, GO,
      5.500%, 03/01/11                               1,935,000         2,046,669
      ETM, Prerefunded @ 100 (A)
      5.500%, 03/01/11                                  65,000            69,143
   Seattle, Municipal Light & Power
      Revenue Authority,
      RB, LOC JPMorgan Chase Bank (B)
      1.500%, 11/01/15                               1,200,000         1,200,000
      Ser B, RB, MBIA Insured,
      Callable 12/15/08 @ 101
      4.750%, 06/01/09                               1,000,000         1,011,980
   Seattle, Water System Revenue, RB,
      LOC Bayerish Landesbank (B)
      1.500%, 09/01/25                               2,000,000         2,000,000
   Washington State, Ser A, GO,
      Callable 07/01/17 @ 100
      5.000%, 07/01/19                               1,000,000         1,018,930
                                                                 ---------------
                                                                      11,158,514
                                                                 ---------------
   TOTAL MUNICIPAL BONDS
      (Cost $66,917,552)                                              66,979,641
                                                                 ---------------
REGISTERED INVESTMENT COMPANY - 2.2%
   BlackRock Liquidity Funds, California
      Money Fund, 1.55% (C)                          1,519,923         1,519,923
                                                                 ---------------
   TOTAL REGISTERED INVESTMENT COMPANY
      (Cost $1,519,923)
                                                                       1,519,923
                                                                 ---------------
TOTAL INVESTMENTS - 98.2%
   (Cost $68,437,475) +                                               68,499,564
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - 1.8%                                 1,260,582
                                                                 ---------------
NET ASSETS - 100.0%                                              $    69,760,146
                                                                 ===============

See note to schedule of investments.


                           WWW.HIGHMARKFUNDS.COM | 47

(HIGHMARK FUNDS(R) LOGO)

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONCLUDED)

+ AT OCTOBER 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $68,437,475, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $848,847 AND $ (786,758), RESPECTIVELY.

(A)  PREREFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.

(B)  FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF OCTOBER 31, 2008.

(C)  THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2008.

AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
COP   - CERTIFICATES OF PARTICIPATION
ETM   - ESCROWED TO MATURITY
FGIC  - FINANCIAL GUARANTY INSURANCE CORPORATION
FSA   - FINANCIAL SECURITY ASSURANCE
GO    - GENERAL OBLIGATION
LOC   - LETTER OF CREDIT
MBIA  - MUNICIPAL BOND INVESTORS ASSURANCE
PSF   - PRIORITY SOLIDARITY FUND
RB    - REVENUE BOND
SER   - SERIES
TA    - TAX ALLOCATION

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.


                               48 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

SHORT TERM BOND FUND

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
U.S. GOVERNMENT AGENCY MORTGAGE BACKED
   OBLIGATIONS - 42.6%
   FHLMC 7 Year Balloon
      3.500%, 08/01/10                         $       373,698   $       371,923
   FHLMC Gold
      6.000%, 01/01/13                                 187,960           192,886
      6.000%, 09/01/13                                  39,780            40,544
      6.000%, 04/01/14                                  74,760            75,764
      6.000%, 05/01/14                                  51,354            51,692
      6.000%, 05/01/14                                  53,204            53,555
      6.000%, 05/01/14                                  75,037            75,532
      6.000%, 05/01/14                                 304,451           308,529
      6.000%, 07/01/14                                 256,787           260,220
      6.000%, 10/01/16                                 213,209           214,627
      6.000%, 04/01/17                                 651,945           656,298
      5.500%, 07/01/15                                 771,903           775,101
      5.500%, 03/01/17                                 214,802           215,614
      5.500%, 12/01/17                                  21,277            21,328
      5.500%, 02/01/18                                 235,255           235,852
      5.500%, 11/01/18                                  20,316            20,348
      5.000%, 10/01/18                                 647,152           637,360
      5.000%, 07/01/20                                 314,754           307,987
   FHLMC, ARM
      4.764%, 03/01/35                                 442,271           442,699
      4.549%, 01/01/34                                 531,384           537,851
   FHLMC, CMO REMIC
      Ser 2734, CI JC
      3.500%, 11/15/23                                  42,765            42,704
      Ser 2743, CI NL
      3.000%, 05/15/23                                  59,063            59,021
      Ser 2836, CI QC
      5.000%, 09/15/22                                 153,304           153,854
      Ser 2844, CI PQ
      5.000%, 05/15/23                                 116,196           116,744
   FNMA
      8.000%, 06/01/30                                   6,795             7,181
      8.000%, 11/01/30                                   4,290             4,533
      6.500%, 06/01/16                                  91,752            94,083
      6.500%, 07/01/16                                  66,243            67,926
      6.500%, 11/01/16                                  59,894            61,416
      6.500%, 01/01/17                                  64,064            65,692
      6.500%, 02/01/17                                  24,645            25,271
      6.500%, 04/01/17                                  84,910            87,041
      6.500%, 07/01/17                                  75,769            77,671
      6.000%, 04/01/16                                 761,099           770,317
      6.000%, 04/01/16                                 320,918           324,705
      6.000%, 05/01/16                                 785,456           794,724
      6.000%, 05/01/16                                 456,937           462,329
      6.000%, 06/01/16                                  40,275            40,751
      6.000%, 08/01/16                                  69,421            70,240
      6.000%, 10/01/16                                 164,777           166,721

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS - (CONTINUED)
   FNMA - (continued)
      6.000%, 05/01/18                         $       472,234   $       477,807
      5.500%, 07/01/14                                 290,742           292,628
      5.500%, 09/01/14                                 454,730           457,680
      5.500%, 08/01/15                               1,004,987         1,011,506
      5.500%, 12/01/16                                  85,501            85,949
      5.500%, 01/01/17                                 630,368           633,669
      5.500%, 09/01/17                                 820,037           823,307
      5.500%, 09/01/17                                 101,230           101,634
      5.500%, 10/01/17                                 132,056           132,583
      5.500%, 11/01/17                                 235,820           236,760
      5.500%, 12/01/17                                 130,573           131,094
      5.500%, 02/01/18                                  15,938            15,982
      5.500%, 04/01/18                                  32,285            32,373
      5.500%, 10/01/18                                  43,644            43,818
      5.500%, 12/01/18                               1,619,609         1,628,091
      5.000%, 07/01/14                                  73,899            72,980
      5.000%, 05/01/18                                  38,503            37,952
      5.000%, 06/01/18                                 147,016           144,912
   FNMA, ARM
      4.847%, 09/01/33                                 309,012           310,294
      4.174%, 08/01/27                                  43,254            42,900
   FNMA, CMO REMIC Ser 45, CI NM
      4.500%, 06/25/24                                  98,495            98,498
   GNMA, CMO REMIC
      Ser 25, CI AC
      3.377%, 01/16/23                                 951,659           943,874
      Ser 51, CI A
      4.145%, 02/16/18                                 235,077           234,377
      Ser 52, CI A
      4.287%, 01/16/30                               1,542,875         1,538,688
      Ser 62, Cl B
      4.763%, 01/16/25                                 516,069           520,316
      Ser 77, CI A
      3.402%, 03/16/20                                 317,882           315,889
                                                                 ---------------
   TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-
      BACKED OBLIGATIONS
      (Cost $19,339,283)                                              19,354,195
                                                                 ---------------
CORPORATE OBLIGATIONS - 34.0%
CONSUMER DISCRETIONARY - 2.1%
   Comcast Cable Communications
   6.200%, 11/15/08                                    300,000           299,864
   6.875%, 06/15/09                                    500,000           495,914
   MGM Mirage
      8.500%, 09/15/10                                 250,000           173,125
                                                                 ---------------
                                                                         968,903
                                                                 ---------------

See note to schedule of investments.


                           WWW.HIGHMARKFUNDS.COM | 49

(HIGHMARK FUNDS(R) LOGO)

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

SHORT TERM BOND FUND (CONTINUED)

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
CORPORATE OBLIGATIONS - (CONTINUED)
CONSUMER STAPLES - 2.2%
   Kellogg
      6.600%, 04/01/11                         $       500,000   $       503,904
   Safeway
      7.500%, 09/15/09                                 500,000           501,270
                                                                 ---------------
                                                                       1,005,174
                                                                 ---------------
ENERGY - 3.9%
   Consolidated Natural Gas
      6.000%, 10/15/10                                 325,000           325,263
   Enterprise Products Operating
      4.950%, 06/01/10                                 500,000           475,689
   Kinder Morgan Energy Partners
      7.500%, 11/01/10                                 800,000           764,706
   Williams Cos (A)
      6.375%, 10/01/10                                 230,000           204,700
                                                                 ---------------
                                                                       1,770,358
                                                                 ---------------
FINANCIALS - 13.1%
   Associates
      6.250%, 11/01/08                                  40,000            40,000
   Bank of America
      5.875%, 02/15/09                               1,000,000           997,730
   Citigroup
      6.200%, 03/15/09                               1,000,000           988,515
   Goldman Sachs Group, MTN (B)
      3.011%, 03/02/10                                 500,000           471,565
   HSBC Bank USA
      3.875%, 09/15/09                               1,000,000           979,272
   John Hancock Financial Services
      5.625%, 12/01/08                                 204,000           203,723
   Lehman Brothers Holdings, MTN (C)
      5.625%, 01/24/13                                 500,000            65,000
   UNUM Group
      7.625%, 03/01/11                                 250,000           241,542
   Wachovia
      3.625%, 02/17/09                               1,000,000           987,960
   Wells Fargo
   6.450%, 02/01/11                                    500,000           499,421
   3.125%, 04/01/09                                    500,000           498,111
                                                                 ---------------
                                                                       5,972,839
                                                                 ---------------
HEALTH CARE - 3.2%
   Cigna
      7.000%, 01/15/11                                 500,000           489,382
   UnitedHealth Group
      5.250%, 03/15/11                                 500,000           482,801
   Wellpoint
      4.250%, 12/15/09                                 500,000           490,999
                                                                 ---------------
                                                                       1,463,182
                                                                 ---------------

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
CORPORATE OBLIGATIONS - (CONTINUED)
INDUSTRIAL - 1.1%
   Raytheon
      4.850%, 01/15/11                         $       500,000   $       485,300
                                                                 ---------------
INFORMATION TECHNOLOGY - 0.6%
   Xerox
      7.125%, 06/15/10                                 291,000           262,328
                                                                 ---------------
TELECOMMUNICATION SERVICES - 2.2%
   AT&T
      4.125%, 09/15/09                                 500,000           494,255
   Verizon Global Funding
      7.250%, 12/01/10                                 500,000           498,514
                                                                 ---------------
                                                                         992,769
                                                                 ---------------
UTILITIES - 5.6%
   Carolina Power & Light
      5.950%, 03/01/09                                 500,000           498,621
   Centerpoint Energy, Ser B
      7.250%, 09/01/10                                 250,000           242,940
   MidAmerican Funding
      6.339%, 03/01/09                                 500,000           504,006
   Pacific Gas  & Electric
      3.600%, 03/01/09                                 624,000           618,496
   Xcel Energy
      7.000%, 12/01/10                                 658,000           671,205
                                                                 ---------------
                                                                       2,535,268
                                                                 ---------------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $16,384,716)                                              15,456,121
                                                                 ---------------
ASSET-BACKED SECURITIES - 17.6%
   Bear Stearns Commercial Mortgage
      Securities, Ser 2001-TOP4, Cl A1
      5.060%, 11/15/16                                 131,513           128,195
   CDC Commercial Mortgage Trust,
      Ser 2002-FX1, Cl A1
      5.252%, 05/15/19                                 723,851           709,301
   CenterPoint Energy Transition Bond Co. II,
      Ser 2005-A, Cl A1
      4.840%, 02/01/09                                 101,750           102,016
   Chase Mortgage Finance,
      Ser 2004-S1, CI A3
      5.500%, 02/25/19                                 788,389           746,505
   Citibank Credit Card Master Trust,
      Ser 1999-2, Cl A
      5.875%, 03/10/11                               1,500,000         1,494,026
   ComEd Transitional Funding Trust,
      Ser 1998-1, Cl A7
      5.740%, 12/25/10                                  84,088            84,266

See note to schedule of investments.


                               50 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

SHORT TERM BOND FUND (CONCLUDED)

Description                                       Par/Shares          Value
--------------------------------------------   ---------------   ---------------
ASSET-BACKED SECURITIES - (CONTINUED)
   Harley-Davidson Motorcycle Trust,
      Ser 2005-2, Cl A2
      4.070%, 02/15/12                         $       549,859   $       535,257
   Master Asset Securitization Trust,
      Ser 2003-10, Cl 2A1
      4.500%, 11/25/13                                 215,645           198,730
   Merrill Lynch Mortgage Investors Trust,
      Ser 2005-A2, Cl A4 (B)
      4.489%, 02/25/35                                 576,924           502,859
   Merrill Lynch Mortgage Trust,
      Ser 2002-MW1, CI A3
      5.403%, 07/12/34                               1,000,000           971,982
   PG&E Energy Recovery Funding Trust,
      Ser 2005-1, Cl A2
      3.870%, 06/25/11                                 162,450           162,190
      Ser 2005-2, Cl A2
      5.030%, 03/25/14                                 950,000           941,287
   Peco Energy Transition Trust,
      Ser 2001-A, Cl A1
      6.520%, 12/31/10                                 500,000           508,303
   TXU Electric Delivery Transition Trust,
      Ser 2004-1, Cl A1
      3.520%, 11/15/11                                 127,910           127,089
   Washington Mutual,
      Ser 2005-8, Cl 1A8
      5.500%, 10/25/35                                 345,656           307,115
      Ser 2005-AR4, Cl A3 (B)
      4.585%, 04/25/35                                 500,000           480,183
                                                                 ---------------
   TOTAL ASSET-BACKED SECURITIES
      (Cost $8,269,184)                                                7,999,304
                                                                 ---------------
U.S. TREASURY OBLIGATIONS - 2.6%
   U.S. Treasury Inflation Index Note (D)
      3.000%, 07/15/12                               1,000,000         1,188,479
                                                                 ---------------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $1,316,707)                                                1,188,479
                                                                 ---------------
REGISTERED INVESTMENT COMPANIES - 1.5%
   Dreyfus Cash Management                             284,231           284,231
   Fidelity Institutional Money
      Market Funds                                     284,231           284,231
   Goldman Sachs Financial Square
      Government Fund (E)                               50,000            50,000
   JP Morgan U.S. Government Money
      Market Fund (E)                                   50,000            50,000
                                                                 ---------------
   TOTAL REGISTERED INVESTMENT COMPANIES
      (Cost $668,462)                                                    668,462
                                                                 ---------------

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
REPURCHASE AGREEMENTS - 2.4%
   Bank of America (E)
      0.330%, dated 10/31/08, matures on
      11/03/08, repurchase price $616,267
      (collateralized by various corporate
      obligations, ranging in par from
      $317,635 - $6,023,000, 5.500% -
      7.900%, 02/15/12 - 01/01/99, total
      market value $641,730)                   $       616,250   $       616,250
   HSBC Securities (E)
      0.500%, dated 10/31/08, matures on
      11/03/08, repurchase price $500,021
      (collateralized by various
      asset-backed obligations, ranging in
      par from $130 - $23,957,000, 0.000% -
      11.750%, 11/15/08 - 11/01/47, total
      market value $526,404)                           500,000           500,000
                                                                 ---------------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $1,116,250)                                                1,116,250
                                                                 ---------------
TOTAL INVESTMENTS - 100.7%
   (Cost $47,094,602) +                                               45,782,811
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - (0.7)%                                (327,950)
                                                                 ---------------
NET ASSETS - 100.0%                                              $    45,454,861
                                                                 ===============

+ AT OCTOBER 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $47,094,602, AND UNREALIZED APPRECIATION AND DEPRECIATION WERE $138,944 AND $(1,450,735), RESPECTIVELY.

(A) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THIS SECURITY AS OF OCTOBER 31, 2008 WAS $204,700 AND REPRESENTED 0.45% OF NET ASSETS.

(B)  FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF OCTOBER 31, 2008.

(C) THE ISSUER IS IN DEFAULT OF CERTAIN DEBT COVENANTS. INCOME IS NOT BEING ACCRUED. AS OF OCTOBER 31, 2008, THE VALUE OF THESE SECURITIES AMOUNTED TO $65,000, WHICH REPRESENTS 0.1% OF NET ASSETS.

(D) THIS SECURITY IS ON LOAN AT OCTOBER 31, 2008. THE TOTAL VALUE OF SECURITIES ON LOAN AT OCTOBER 31, 2008 IS $1,188,479.

(E) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

ARM   - ADJUSTABLE RATE MORTGAGE
CL    - CLASS
CMO   - COLLATERALIZED MORTGAGE OBLIGATION
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA  - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN   - MEDIUM TERM NOTE
REMIC - REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER   - SERIES

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.


                           WWW.HIGHMARKFUNDS.COM | 51

(HIGHMARK FUNDS(R) LOGO)

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
MUNICIPAL BONDS - 91.6%
CALIFORNIA - 88.1%
   ABAG
      Finance Authority, Non-profit, 899
      Charleston Project, RB (A) (B) (C)
      1.790%, 06/01/37                         $     2,900,000   $     2,900,000
      Multi-Family Housing Finance
      Authority, Non-Profit
      Episcopal Homes Foundation,
      COP (A) (B) (C)
      1.500%, 02/01/25                               5,340,000         5,340,000
   Alameda County, Industrial Development
      Authority Revenue, Ettore Products
      Company Project, Ser A, RB, AMT
      (A) (B) (C)
      3.100%, 12/01/30                               4,000,000         4,000,000
   Azusa, Unified School District, School
      Facilities Bridge Funding Program,
      COP, FSA Insured (A) (B) (C)
      4.000%, 06/01/38                               3,250,000         3,250,000
   Bay Area Toll Authority
      California Toll Bridge Revenue
      Ser A, RB (A) (B) (C)
      1.350%, 04/01/39                              28,755,000        28,755,000
      Ser C, RB (A) (B) (C)
      1.250%, 04/01/25                              10,000,000        10,000,000
      Ser G-1, RB (A) (B) (C)
      1.250%, 04/01/45                               5,000,000         5,000,000
   Big Bear Lake, Industrial Revenue,
      Southwest Gas Corporation Project,
      Ser A, RB, AMT (A) (B) (C)
      1.510%, 12/01/28                               7,000,000         7,000,000
   California Communities Note Program,
      Ser A-1, TRAN
      3.000%, 06/30/09                              19,775,000        19,917,782
   California School Cash Reserve Program,
      2008 - 2009, Ser A, COP, TRANS (C)
      3.000%, 07/06/09                               5,000,000         5,044,729
   California State
      Community College Financing Authority,
      Community College League,
      Ser A, TRAN
      3.500%, 06/30/09                               5,000,000         5,056,303
      Department of Water & Power
      Ser C-08, RB (A) (B) (C)
      1.000%, 05/01/22                              13,850,000        13,850,000
      Ser C-09, RB (A) (B) (C)
      1.250%, 05/01/22                              25,190,000        25,190,000
      Ser C-11, RB (A) (B) (C)
      1.000%, 05/01/22                              11,300,000        11,300,000

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
MUNICIPAL BONDS - (CONTINUED)
   California State (continued)
      Ser C-15, RB (A) (B) (C)
      0.800%, 05/01/22                         $    12,640,000   $    12,640,000
      Ser C-18, RB (A) (B) (C)
      1.000%, 05/01/22                              19,000,000        19,000,000
      Department of Water Resources,
      Power Supply Revenue,
      Ser B-2, RB (A) (B) (C)
      0.900%, 05/01/22                              20,000,000        20,000,000
      Ser C-7, RB, FSA Insured (A) (B) (C)
      5.000%, 05/01/22                              35,790,000        35,790,000
      Sub-Ser F-5 (A) (B) (C)
      0.900%, 05/01/22                               5,000,000         5,000,000
      Economic Recovery, Ser C-11, RB, GO
      (A) (B) (C)
      1.000%, 07/01/23                               1,880,000         1,880,000
      Economic Recovery, Ser C-15, GO, FSA
      Insured (A) (B) (C)
      3.000%, 07/01/23                              12,675,000        12,675,000
      Economic Recovery, Ser C-16, GO, FSA
      Insured (A) (B) (C)
      5.000%, 07/01/23                              20,000,000        20,000,000
      Educational Facilities Authority
      California Institute of
      Technology, RB (A) (B)
      0.750%, 01/01/24                              19,000,000        19,000,000
      Pomona College, Ser B, RB (A) (B)
      1.250%, 07/01/54                               2,750,000         2,750,000
      Health Facilities Financing Authority,
      Scripps Health, Ser G, RB
      (A) (B) (C)
      1.220%, 10/01/19                               6,400,000         6,397,528
      Stanford Hospital, Ser C, RB FSA
      Insured (A) (B) (C)
      6.500%, 11/15/36                              17,530,000        17,530,000
      Stanford Hospital, Ser D, RB, FSA
      Insured, RB (A) (B) (C)
      5.000%, 11/15/36                              13,600,000        13,600,000
      Housing Finance Agency, Home Mortgage,
      Ser F, RB, AMT, AMBAC Insured
      (A) (B) (C)
      4.000%, 02/01/33                              47,700,000        47,700,000
      Housing Finance Agency, Multi-Family
      Housing, Ser B, RB, AMT (A) (B) (C)
      1.600%, 02/01/35                              14,500,000        14,500,000
      Infrastructure & Economic Development
      Bank Revenue, American National
      Red Cross, RB (A) (B) (C)
      1.250%, 09/01/34                               3,000,000         3,000,000

See note to schedule of investments.


                               52 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
MUNICIPAL BONDS - (CONTINUED)
   California State (continued)
      California Academy, Ser E, RB
         (A) (B) (C)
         0.950%, 09/01/38                      $     2,625,000   $     2,625,000
      Orange County Performing, Ser B, RB
         (A) (B) (C)
         1.160%, 07/01/34                           15,000,000        15,000,000
      Pacific Gas & Electric, RB, AMT
         (A) (B) (C)
         1.750%, 12/01/16                            5,000,000         5,000,000
      Kindergarten University, Ser B-4,
         GO (A) (B) (C)
         0.900%, 05/01/34                           12,000,000        12,000,000
      Ser B-5, GO (A) (B) (C)
         1.100%, 05/01/34                            9,405,000         9,405,000
      Municipal Finance Authority Revenue,
         Los Angeles Sierra University,
         Ser A, RB (A) (B) (C)
         1.260%, 08/01/28                            3,000,000         3,000,000
      Revenue Anticipation Notes, Ser A,
         5.500%, 06/22/09                            9,000,000         9,069,240
   California Statewide, Communities
      Development Authority (A) (B)
         Gemological Institute, Custodial
         Receipts, RB (C)
         1.810%, 05/01/25                            5,575,000         5,575,000
      Gemological Institute, RB, AMBAC
         Insured
         1.810%, 05/01/25                           23,920,000        23,920,000
      Los Angeles County Museum of Art,
         Ser A, RB (C)
         1.170%, 12/01/37                            2,000,000         2,000,000
      Los Angeles County Museum of Art,
         Ser B, RB (C)
         1.170%, 12/01/37                            3,000,000         3,000,000
      Los Angeles County Museum of Art,
         Ser D, RB (C)
         0.950%, 12/01/34                            4,500,000         4,500,000
      Los Angeles County Museum of Art,
         Ser E, RB (C)
         1.160%, 12/01/34                            2,000,000         2,000,000
      Sweep Loan Program, Ser A, RB (C)
         1.210%, 08/01/35                           30,500,000        30,500,000
      Sweep Loan Program, Ser B, RB (C)
         1.210%, 06/01/35                            4,515,000         4,515,000
   California Transit Finance Authority RB
      FSA Insured (A) (B) (C)
      7.000%, 10/01/27                              39,800,000        39,800,000

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
MUNICIPAL BONDS - (CONTINUED)
   City of Berkeley, RB (A) (B) (C)
      1.260%, 07/01/38                         $     5,700,000   $     5,700,000
   City of Los Angeles, GO Ser A
      4.000%, 09/01/09                               1,500,000         1,529,968
   City of Pasadena, COP (A) (B) (C)
      1.300%, 02/01/35                               5,300,000         5,300,000
   Contra Costa County, Multi-Family
      Mortgage Revenue, RB, FNMA Insured
      (A) (B) (C)
      1.400%, 11/15/22                               3,000,000         3,000,000
   County of Los Angeles, Ser A, TRAN
      3.000%, 06/30/09                               7,000,000         7,064,070
   County of Ventura, TRAN
      3.500%, 07/01/09                               7,500,000         7,592,170
   East Bay Muni-Ws TECP (C)
      1.550%, 01/08/09                               4,000,000         4,000,000
   East Bay, Municipal Utility District
      Water System, (A) (C) Sub-Ser A-1,
      RB (B)
      4.500%, 06/01/38                              24,650,000        24,650,000
      Sub-Ser B-3, RB
      1.300%, 06/01/26                              10,000,000        10,000,000
   Eastern Municipal Water District, Water &
      Sewer, Ser A, COP (A) (B) (C)
      1.500%, 07/01/30                               4,610,000         4,610,000
   Grand Terrace, Community Redevelopment
      Agency, Multi-Family Housing Revenue,
      Mt. Vernon Villas, RB (A) (B) (C)
      1.400%, 02/15/30                               4,645,000         4,645,000
   Grant Joint Union High School District,
      School Facility Bridge Funding
      Program, COP, FSA Insured (A) (B) (C)
      4.000%, 06/01/27                               3,400,000         3,400,000
   Hemet, Multi-Family Housing Authority,
      Sunwest Retirement, Ser A, RB, FHLMC
      Insured (A) (B) (C)
      1.350%, 01/01/25                               7,850,000         7,850,000
   Irvine Ranch Water District, Consolidated
      Improvement District, GO (A) (B) (C)
      0.790%, 06/01/15                               2,300,000         2,300,000
   Irvine, Public Facilities &
      Infrastructure Authority, Capital
      Improvement Project, RB (A) (B) (C)
      1.450%, 11/01/10                               1,600,000         1,600,000
   Livermore, Capital Projects, COP, AMBAC
      Insured (A) (B) (C)
      10.000%, 05/01/27                              3,400,000         3,400,000

See note to schedule of investments.


                           WWW.HIGHMARKFUNDS.COM | 53

(HIGHMARK FUNDS(R) LOGO)

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
MUNICIPAL BONDS - (CONTINUED)
   Livermore, Multi-Family Housing Revenue,
      Mortgage Portola, AMT FHLMC Insured
         (A) (B) (C)
         1.550%, 05/01/19                      $     2,475,000   $     2,475,000
   Los Angeles County Housing Authority,
      Multi-Family Housing Authority,
      (A) (B) (C)
      Castaic Senior Apartments Project,
         Ser C, RB AMT, FNMA Insured
         1.600%, 07/15/36                            9,300,000         9,300,000
      Malibu Meadows II, Ser C, RB, FNMA
         Insured
         1.350%, 04/15/28                            7,000,000         7,000,000
   Los Angeles County Metropolitan
      Transportation Authority Sales Tax
      Reveune, Ser A, RB (A) (B) (C)
      0.900%, 07/01/31                              10,000,000        10,000,000
   Los Angeles County Unified School
      District Multiple Properties Project,
      Ser C, COP FSA Insured (A) (B)
      5.250%, 10/01/25                              23,885,000        23,885,000
   Los Angeles County, TRAN, TECP
      1.470%, 12/04/08                               6,450,000         6,450,000
   Los Angeles, (A) (B) (C)
      Department of Water & Power
      Waterworks Revenue, Sub-Ser B-1, RB
      1.250%, 07/01/35                               7,500,000         7,500,000
      Department of Water & Power Waterworks
         Revenue, Sub-Ser B-4, RB
         0.900%, 07/01/35                           13,975,000        13,975,000
      Department of Water & Power, Power
         Systems, Sub-Ser A-5, RB
         1.500%, 07/01/35                           10,300,000        10,300,000
      Department of Water & Power, Power
         Systems, Sub-Ser A-7, RB
         1.170%, 07/01/35                            4,350,000         4,350,000
      Multi-Family Housing Authority, 1984
         Issue A, RB
         1.650%, 07/01/14                            5,000,000         5,000,000
      Multi-Family Revenue, Museum Terrace
         Apartments, Ser H, RB
         1.900%, 11/01/09                            4,720,000         4,720,000
   Metropolitan, Water District of Southern
      California, Waterworks Revenue,
      (A) (B) (C) Ser B
      0.900%, 07/01/28                              21,300,000        21,300,000
      Ser B, RB
         1.250%, 07/01/20                            9,700,000         9,700,000

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
MUNICIPAL BONDS - (CONTINUED)
   Metropolitan, Water District of Southern
      California, Waterworks Revenue,
      (A) (B) (continued)
      Ser B-1, RB
      1.200%, 07/01/28                         $     4,950,000   $     4,950,000
      Ser B-4, RB
      1.160%, 07/01/35                               5,000,000         5,000,000
      Ser C, RB
      0.900%, 07/01/28                               9,900,000         9,900,000
      Ser C-1, RB
      0.900%, 07/01/36                              18,500,000        18,500,000
   Oakland, Capital Equipment Project, COP
      (A) (B) (C)
      1.450%, 12/01/15                               5,100,000         5,100,000
   Ontario, Multi-Family Housing Authority,
      Residential Park Centre Project, RB,
      FHLMC Insured (A) (B) (C)
      1.350%, 12/01/35                              23,500,000        23,500,000
   Orange County, Apartment Development
      Revenue, Riverbend Apartments, Ser B,
      RB, FHLMC Insured (A) (B) (C)
      1.350%, 12/01/29                               2,200,000         2,200,000
   Orange County, Apartment Development
      Revenue, WLCO LF Partners, (A) (B) (C)
      Ser G-1, RB, FNMA Insured
      1.350%, 11/15/28                               4,600,000         4,600,000
      Ser G-2, RB, FNMA Insured
      1.350%, 11/15/28                               1,000,000         1,000,000
      Ser G-3, RB, FNMA Insured
      1.350%, 11/15/28                               5,800,000         5,800,000
   Orange County, TRAN
      3.000%, 06/30/09                              10,000,000        10,094,681
   Oxnard, Multi-Family Housing Authority,
      Seawind Apartments Projects, Ser A,
      RB, AMT, FNMA Insured (A) (B) (C)
      1.520%, 12/01/20                               3,175,000         3,175,000
   Pleasanton, Muliti-Family Housing
      Authority, Busch Senior Housing,
      Ser A, RB, AMT, FNMA Insured
      (A) (B) (C)
      1.600%, 06/15/37                              11,000,000        11,000,000
   Riverside County, Public Facilities,
      (A) (B) (C) Ser A, COP
      1.550%, 12/01/15                               2,100,000         2,100,000
      Ser B, COP
      1.400%, 12/01/15                               1,390,000         1,390,000
      Ser D, COP
      1.550%, 12/01/15                               1,600,000         1,600,000

See note to schedule of investments.


                               54 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
MUNICIPAL BONDS - (CONTINUED)
   Sacramento County, (A) (B) (C)
      Adminstration Center & County Housing
      Project, COP
      1.250%, 06/01/20                         $     5,000,000   $     5,000,000
      Sanitation District, Financing
         Authority, Subordinate Lien,
         Ser E, RB
      1.250%, 12/01/40                               5,000,000         5,000,000
      Water District, Ser 2004, COP, FSA
         Insured
      5.250%, 11/01/34                              20,000,000        20,000,000
      Water District, Ser A-1, COP
      5.250%, 11/01/28                                 400,000           399,722
   Sacramento, City Financing Authority,
      Ser G, RB, AMBAC Insured (A) (B) (C)
      4.500%, 05/01/16                               5,700,000         5,700,000
   San Diego County & School District, TRAN
      3.500%, 06/30/09                               2,000,000         2,024,872
   San Diego County, Regional Airport
      Authority, TECP (C)
      1.550%, 12/11/08                               8,750,000         8,750,000
   San Diego County, Regional Transportation
      Commission Sales Tax Revenue
      (A) (B) (C)
      Limited Tax, Ser A, RB
      0.900%, 04/01/38                              19,550,000        19,550,000
      Limited Tax, Ser C, RB
      2.800%, 04/01/38                              10,000,000        10,000,000
   San Diego Water Authority, TECP (C)
      1.580%, 01/08/09                               2,000,000         2,000,000
      3.750%, 01/28/09                               5,000,000         5,000,000
   San Francisco City & County, Finance
      Corporation Lease Revenue, Moscone
      Center, Ser 2008-2, RB (A) (B) (C)
      1.300%, 04/01/30                               6,000,000         6,000,000
   San Francisco City & County,
      Redevelopment Agency, Multi-Family
      Housing Authority, Fillmore Center,
      Ser A-1, RB, FHLMC Insured (A) (B) (C)
      1.730%, 12/01/17                              11,900,000        11,900,000
   San Gabriel Valley, Council of
      Governments, TRAN
      1.470%, 12/04/08                               5,900,000         5,900,000
   San Jose County, Multi-Family Housing
      Authority, Cinnabar Commons, Ser C,
      RB, AMT, FHLMC Insured (A) (B) (C)
      1.600%, 02/01/37                              15,600,000        15,600,000
      Pollard Plaza Apartments, Ser D, RB,
         AMT

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
MUNICIPAL BONDS - (CONTINUED)
   San Jose County, Multi-Family
      Housing Authority, (continued)
      FHLMC Insured (A) (B) (C)
      2.300%, 08/01/35                         $     6,355,000   $     6,355,000
      Turnleaf Apartments, Ser A, RB, AMT
         FHLMC Insured (A) (B) (C)
      1.800%, 06/01/36                               4,330,000         4,330,000
   Santa Ana, Multi-Family Housing
      Authority, Vintage Apartments, Ser A,
      RB, AMT, FNMA Insured (A) (B) (C)
      1.520%, 12/15/22                               5,035,000         5,035,000
   Santa Clara County, El Camino Hospital
   District Lease Authority, Valley Medical
      Center Project, (A) (B) (C)
   Ser A, RB
      1.550%, 08/01/15                              12,850,000        12,850,000
   Ser B, RB
      1.550%, 08/01/15                              11,800,000        11,800,000
   Santa Clara Valley, Transportation
      Authority, Measure, A-Ser C,
      RB (A) (B) (C)
      1.250%, 04/01/36                               8,100,000         8,100,000
   Semitropic Improvement District,
      Ser A (A) (B) (C)
      1.160%, 06/01/38                               5,000,000         5,000,000
   Simi Valley, Multi-Family Housing
      Authority, Lincoln Wood Ranch, RB,
      FHLMC Insured (A) (B)
      1.350%, 06/01/10                               7,750,000         7,750,000
   University of California, TECP
      2.000%, 02/25/09                              16,000,000        16,000,000
   University of California, TECP
      1.430%, 11/06/08                               6,600,000         6,600,000
   Vallejo, Multi-Family Housing Authority,
      RB, FNMA Insured (A) (B) (C)
      2.100%, 05/15/22                               4,000,000         4,000,000
                                                                 ---------------
                                                                   1,123,126,065
                                                                 ---------------
NEW YORK - 0.9%
   New York City, Sub-Ser C-5, GO
      (A) (B) (C)
      1.360%, 08/01/20                              11,100,000        11,100,000
                                                                 ---------------
VERMONT - 0.6%
   Vermont Housing Finance Agency, Single
      Family Housing Authority, Ser 21A, RB,
      AMT, FSA Insured (A) (B) (C)
      6.500%, 11/01/34                               8,000,000         8,000,000
                                                                 ---------------

See note to schedule of investments.


                           WWW.HIGHMARKFUNDS.COM | 55

(HIGHMARK FUNDS(R) LOGO)

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONCLUDED)

Description                                       Par/Shares          Value
--------------------------------------------   ---------------   ---------------
MUNICIPAL BONDS - (CONTINUED)
WASHINGTON - 2.0%
   Seattle Municipal Light & Power Revenue,
      Ser A, RB (A) (B) (C)
      1.500%, 05/01/16                         $     5,000,000   $     5,000,000
   Washington State Housing Finance
      Commission, Non-Profit Revenue,
      Eastside Catholic School, Ser A,
      RB (A) (B) (C)
      3.320%, 07/01/38                              21,300,000        21,300,000
                                                                 ---------------
                                                                      26,300,000
                                                                 ---------------
   TOTAL MUNICIPAL BONDS
      (Cost $1,168,526,065)                                        1,168,526,065
                                                                 ---------------
REGISTERED INVESTMENT COMPANIES - 1.8%
   BlackRock Liquidity Funds, California
      Money Fund, 1.550% (D)                        17,485,015        17,485,015
   Goldman Sachs ILA - Tax-Exempt
      California Portfolio (D)                       5,006,450         5,006,450
                                                                 ---------------
   TOTAL REGISTERED INVESTMENT COMPANIES
      (Cost $22,491,465)
                                                                      22,491,465
                                                                 ---------------
TOTAL INVESTMENTS - 93.4%
   (Cost $1,191,017,530) +
                                                                   1,191,017,530
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - 6.6%                                83,945,199
                                                                 ---------------
NET ASSETS - 100.0%                                              $ 1,274,962,729
                                                                 ===============

+    FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
     COST.

(A)  FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF OCTOBER 31, 2008.

(B) PUT AND DEMAND FEATURE - THE DATE REPORTED IS THE FINAL MATURITY, NOT THE NEXT RESET OR PUT DATE.

(C) SECURITIES ARE HELD IN CONJUNCTION WITH A GUARANTEE/LETTER OF CREDIT AND/OR A LIQUIDITY AGREEMENT BY A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.

(D)  THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2008.

ABAG  - ASSOCIATION OF BAY AREA GOVERNMENTS
AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT   - ALTERNATIVE MINIMUM TAX
COP   - CERTIFICATES OF PARTICIPATION
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA   - FINANCIAL SECURITY ASSURANCE
GO    - GENERAL OBLIGATION
RB    - REVENUE BOND
SER   - SERIES
TECP  - TAX-EXEMPT COMMERCIAL PAPER
TRAN  - TAX AND REVENUE ANTICIPATION NOTE

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.


                               56 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
COMMERCIAL PAPER - DISCOUNTED* (A) - 40.5%
ASSET-BACKED SECURITIES - DIVERSIFIED
   FINANCIAL ASSETS - 9.3%
   CentreStar Capital No. 1 LLC
      4.511%, 11/05/08                         $   116,169,000   $   116,139,958
      4.013%, 11/19/08                              30,000,000        29,946,667
   Perry Global Funding LLC
      3.216%, 11/03/08                             150,000,000       150,000,000
                                                                 ---------------
   TOTAL ASSET-BACKED SECURITIES -
      DIVERSIFIED FINANCIAL ASSETS
      (Cost $296,086,625)                                            296,086,625
                                                                 ---------------
ASSET-BACKED SECURITY - GOVERNMENT - 4.6%
   Govco LLC
      4.552%, 01/09/09                             150,000,000       148,743,750
                                                                 ---------------
   TOTAL ASSET-BACKED SECURITY - GOVERNMENT
      (Cost $148,743,750)                                            148,743,750
                                                                 ---------------
ASSET-BACKED SECURITIES - TRADE RECEIVABLES
   - 16.1%
   Apreco LLC
      2.838%, 11/05/08                              50,000,000        49,992,167
      3.208%, 11/18/08                             100,000,000        99,866,667
   CAFCO LLC
      2.821%, 11/03/08                             150,000,000       150,000,000
   Clipper Receivables Co. LLC
      0.750%, 11/03/08                              65,000,000        65,000,000
   CRC Funding LLC
      2.822%, 11/07/08                             100,000,000        99,968,889
      4.119%, 11/18/08                              50,000,000        49,914,583
                                                                 ---------------
   TOTAL ASSET-BACKED SECURITIES - TRADE
      RECEIVABLES
      (Cost $514,742,306)                                            514,742,306
                                                                 ---------------
BANKING - 10.5%
   KBC Financial Products International Ltd.
      2.808%, 11/17/08                              65,000,000        64,929,475
   Long Lane Master Trust IV Guarantee:
      Bank of America
      3.901%, 01/23/09                             125,000,000       123,917,188
   Nationwide Building Society
      2.927%, 11/07/08                              25,000,000        24,992,028
   Old Slip Funding Corp.
      Guarantee: Bank of New York
      4.510%, 11/07/08                              59,000,000        58,970,500
      3.510%, 11/26/08                              63,796,000        63,653,345
                                                                 ---------------
   TOTAL BANKING
      (Cost $336,462,536)                                            336,462,536
                                                                 ---------------
   TOTAL COMMERCIAL PAPER - DISCOUNTED
      (Cost $1,296,035,217)                                        1,296,035,217
                                                                 ---------------

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
CERTIFICATES OF DEPOSIT - DOMESTIC - 28.3%
   American Express Centurion Bank (B)
      4.235%, 12/02/08                         $   100,000,000   $   100,000,000
      5.288%, 05/11/09                              75,000,000        75,000,000
   Bank of The West
      2.920%, 11/20/08                             150,000,000       150,000,000
   Branch Banking & Trust Co.
      3.409%, 03/25/09                              75,000,000        75,000,000
      2.855%, 06/05/09                              30,600,000        30,483,374
      3.213%, 09/04/09                              60,000,000        60,000,000
   Citibank N.A.
      2.750%, 11/18/08                              75,000,000        75,000,000
      2.750%, 12/02/08                              90,000,000        90,000,000
   Harris N.A. (B)
      3.615%, 04/28/09                             150,000,000       150,000,000
   Wilmington Trust Co.
      3.020%, 12/29/08                              99,750,000        99,673,475
                                                                 ---------------
   TOTAL CERTIFICATES OF DEPOSIT - DOMESTIC
      (Cost $905,156,849)                                            905,156,849
                                                                 ---------------
CERTIFICATES OF DEPOSIT - YANKEE - 21.2%
   Bank of Ireland, CT (B)
      4.134%, 04/23/09                             100,000,000       100,000,000
   Barclays Bank PLC NY (B)
      2.994%, 02/05/09                              75,000,000        75,000,000
   Calyon Bank NY
      3.550%, 03/30/09                              50,000,000        50,000,000
   Depfa Bank PLC NY
      2.830%, 11/19/08                             100,000,000       100,000,000
   Natixis NY
      4.390%, 11/07/08 (B)                         100,000,000       100,000,000
      3.400%, 12/29/08                              55,000,000        55,000,000
   Norinchukin Bank NY
      3.150%, 01/30/09                             100,000,000       100,000,000
   UBS AG Stamford, CT
      3.510%, 02/27/09                             100,000,000       100,003,184
                                                                 ---------------
   TOTAL CERTIFICATES OF DEPOSIT - YANKEE
      (Cost $680,003,184)                                            680,003,184
                                                                 ---------------

See note to schedule of investments.


                           WWW.HIGHMARKFUNDS.COM | 57

(HIGHMARK FUNDS(R) LOGO)

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND (CONCLUDED)

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
CORPORATE OBLIGATIONS(A) - 9.1%
BANKING - 9.1%
   Bank of Montreal Chicago (B) (C)
      4.545%, 06/05/14                         $   150,000,000   $   150,000,000
   Credit Agricole London (B) (C)
      3.434%, 01/18/13                             100,000,000       100,000,000
   Nationwide Building Society, MTN (B)
      4.170%, 04/07/09                              40,000,000        40,000,000
                                                                 ---------------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $290,000,000)                                            290,000,000
                                                                 ---------------
VARIABLE RATE DEMAND NOTES - 0.1%
BANKING - 0.1%
   Washington State, Housing Finance
      Commission, Multi-Family Housing, The
      Lodge at Eagle Ridge, Ser B, RB
      (B) (D) (E) LOC: Bank of America N.A.
      2.850%, 08/01/41                               4,065,000         4,065,000
                                                                 ---------------
   TOTAL VARIABLE RATE DEMAND NOTES
      (Cost $4,065,000)                                                4,065,000
                                                                 ---------------
REPURCHASE AGREEMENTS - 0.8%
   Deutsche Bank 0.100%, dated 10/31/08,
      matures on 11/03/08, repurchase price
      $25,643,556 (collateralized by a U.S.
      Treasury Note obligation, par value
      $26,015,900, 1.750%, 03/31/10, total
      market value $26,156,209)
      0.100%, 11/03/08                              25,643,342        25,643,342
                                                                 ---------------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $25,643,342)                                              25,643,342
                                                                 ---------------
TOTAL INVESTMENTS - 100.0%
   (Cost $3,200,903,592) +                                         3,200,903,592
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - 0.0%                                (1,233,530)
                                                                 ---------------
NET ASSETS - 100.0%                                              $ 3,199,670,062
                                                                 ===============

*    RATE SHOWN REPRESENTS THE MONEY MARKET EQUIVALENT YIELD TO MATURITY AT
     PURCHASE.

+    FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
     COST.

(A) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE TOTAL VALUE OF THESE SECURITIES AS OF OCTOBER 31, 2008 WERE $1,891,038,401 AND REPRESENTED 59.1% OF NET ASSETS.

(B) ADJUSTABLE RATE SECURITY - THE RATE REFLECTED IS THE RATE IN EFFECT ON OCTOBER 31, 2008.

(C) EXTENDABLE SECURITY - THE MATURITY DATE REFLECTS THE NEXT DATE ON WHICH THE PRINCIPAL CAN BE RECOVERED.

(D) SECURITIES ARE HELD IN CONJUNCTION WITH A GUARANTEE/LETTER OF CREDIT AND/OR A LIQUIDITY AGREEMENT BY A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.

(E) DEMAND FEATURE - THE DATE REPORTED IS THE FINAL MATURITY, NOT THE DATE ON WHICH PRINCIPAL COULD BE RECOVERED.

LLC  - LIMITED LIABILITY COMPANY
MBIA - MUNICIPAL BOND INVESTORS ASSURANCE
MTN  - MEDIUM TERM NOTE
NY   - NEW YORK
PLC  - PUBLIC LIABILITY COMPANY
RB   - REVENUE BOND
SER  - SERIES

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.


                               58 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

TREASURY PLUS MONEY MARKET FUND

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
U.S. TREASURY BILLS* - 59.7%
   U.S. Treasury Bills
   0.690%, 11/06/08                            $    10,000,000   $     9,999,433
   1.117%, 11/13/08                                 10,000,000         9,996,944
   0.446%, 11/28/08                                 15,000,000        14,995,417
   0.772%, 12/11/08                                 20,000,000        19,983,956
   1.379%, 04/29/09                                  5,000,000         4,966,812
   1.633%, 06/04/09                                  5,000,000         4,952,815
                                                                 ---------------
   TOTAL U.S. TREASURY BILLS
      (Cost $64,895,377)                                              64,895,377
                                                                 ---------------
REPURCHASE AGREEMENT - 40.3%
   Barclays Capital
      0.120%, dated 10/31/08, matures on
      11/03/08, repurchase price $22,000,220
      (collaterized by a U.S. Treasury Bond,
      par value $16,573,000, 8.750%,
      05/15/17, total market value
      $22,440,064)                                  22,000,000        22,000,000
   Deutsche Bank
      0.100%, dated 10/31/08, matures on
      11/03/08, repurchase price $21,831,053
      (collateralized by a U.S.Treasury
      Bill, par value $46,850,400, 11.750%,
      11/15/14, total market value
      $22,267,527)                                  21,830,871        21,830,871
                                                                 ---------------
   TOTAL REPURCHASE AGREEMENT
      (Cost $43,830,871)                                              43,830,871
                                                                 ---------------
TOTAL INVESTMENTS - 100.0%
   (Cost $108,726,248) +                                             108,726,248
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - 0.0%                                   (50,392)
                                                                 ---------------
NET ASSETS - 100.0%                                              $   108,675,856
                                                                 ===============

*    RATE SHOWN REPRESENTS THE BOND EQUIVALENT YIELD TO MATURITY AT PURCHASE.

+    FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
     COST.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.


                           WWW.HIGHMARKFUNDS.COM | 59

(HIGHMARK FUNDS(R) LOGO)

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 61.1%
   FFCB
      4.000%, 08/07/09 (A) (B)                 $    25,000,000   $    25,000,000
   FHLB
      3.176%, 12/29/08 *                            25,000,000        24,877,500
      3.250%, 01/14/09                              50,000,000        50,000,000
      4.413%, 03/13/09 (A) (B)                      25,000,000        25,000,000
      2.850%, 03/17/09 (C)                           2,380,952         2,380,952
      2.520%, 04/21/09 (C)                          25,000,000        25,000,000
      3.300%, 06/30/09 (C)                          15,250,000        15,250,000
      2.654%, 08/05/09 (A) (B)                      25,000,000        24,999,002
      4.111%, 08/21/09 (A) (B)                      32,000,000        31,989,086
      4.528%, 09/14/09 (A) (B)                      25,000,000        24,997,848
   FHLMC
      2.560%, 11/25/08 *                            50,000,000        49,922,236
      2.878%, 01/23/09 *                            33,100,000        32,887,746
      2.791%, 01/26/09 *                            25,000,000        24,839,000
      4.248%, 09/18/09 (A) (B)                      25,000,000        25,000,000
      3.076%, 09/25/09 (A) (B)                      25,000,000        24,987,906
      3.170%, 09/28/09 (A) (B)                      54,700,000        54,681,997
      3.645%, 10/30/09 (A)                          25,000,000        25,000,000
   FNMA
      2.319%, 01/14/09 *                            50,000,000        49,770,000
      3.455%, 01/25/10 (A) (B)                      25,000,000        24,992,415
                                                                 ---------------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $561,575,688)                                            561,575,688
                                                                 ---------------
VARIABLE RATE DEMAND NOTES - 18.2%
   California, Milpitas Multi-Family
      Housing Revenue Crossing, Ser A, RB
      Guarantee: FNMA (A) (D)
      2.850%, 08/15/33                               4,600,000         4,600,000
   California, Sacramento County, Multi-
      Family Housing Development Authority,
      Deer Park Apartments, RB
      Guarantee: FNMA (A) (D)
      2.850%, 07/15/35                               1,450,000         1,450,000
   California, Sacramento County, Multi-
      Family Housing Development Authority,
      Natomas, RB
      Guarantee: FNMA (A) (D)
      2.850%, 04/15/36                               3,030,000         3,030,000
   California, San Francisco, City & County
      Redevelopment, Ser D, RB
      Guarantee: FNMA (A) (D)
      5.250%, 06/15/34                              24,450,000        24,450,000

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
VARIABLE RATE DEMAND NOTES - (CONTINUED)
   California, Simi Valley, Multi-Family
      Housing Revenue, Parker Ranch, RB
      Guarantee: FNMA (A) (D)
      2.850%, 07/15/36                         $     1,550,000   $     1,550,000
   California, Statewide Community
      Development Authority, Palms
      Apartments, Ser C, RB
      Guarantee: FNMA (A) (D)
      2.850%, 05/15/35                               4,255,000         4,255,000
   New York City Housing Development,
      Multi-Family Mortgage Revenue, Pearl
      Street Development, Ser B, RB
      Guarantee: FNMA (A) (D)
      3.100%, 10/15/41                              14,225,000        14,225,000
   New York City Housing Development,
      Multi-Family Rent Housing Revenue,
      West Street, Ser B, RB
      Guarantee: FNMA (A) (D)
      3.100%, 03/15/36                               5,400,000         5,400,000
   New York State, Dormitory Authority
      Revenue, Ser B, RB
      Guarantee: FNMA (A) (D)
      4.500%, 11/15/36                              23,610,000        23,610,000
   New York State, Housing Finance Agency
      Revenue, East 39th Street Housing,
      Ser B, RB
      Guarantee: FNMA (A) (D)
      3.100%, 11/15/31                               1,300,000         1,300,000
   New York State, Housing Finance Agency
      Revenue, Ser B, RB
      Guarantee: FNMA (A) (D)
      3.100%, 05/15/33                              15,600,000        15,600,000
   New York State, Housing Finance Agency
      Revenue, Biltmore Tower Housing,
      Ser B, RB
      Guarantee: FNMA (A) (D)
      3.100%, 05/15/34                               1,900,000         1,900,000
   New York State, Housing Finance Agency
      Revenue, North End, Ser B, RB
      Guarantee: FNMA (A) (D)
      3.100%, 11/15/36                               2,500,000         2,500,000
   New York State, Housing Finance Agency
      Revenue, Tower 31 Housing,
      Ser A, RB
      Guarantee: FHLMC (A) (D)
      3.100%, 11/01/36                               4,400,000         4,400,000

See note to schedule of investments.


                               60 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
VARIABLE RATE DEMAND NOTES - (CONTINUED)
   New York State, Housing Finance Agency
      Revenue, Victory Housing 2000, Ser B,
      RB Guarantee: FHLMC (A) (D)
      3.100%, 11/01/33                         $     2,600,000   $     2,600,000
   New York State, Housing Finance Agency
      Revenue, West 33rd Street, Ser B, RB
      Guarantee: FNMA (A) (D)
      4.500%, 11/15/36                               2,300,000         2,300,000
   New York State, Housing Finance Agency
      Revenue, 11th Avenue Housing, Ser B,
      RB Guarantee: FNMA (A) (D)
      3.100%, 05/15/41                              29,350,000        29,350,000
   Pennsylvania, Montgomery County,
      Redevelopment Authority Kingswood
      Apartments, Ser A, RB
      Guarantee: FNMA (A) (D)
      5.000%, 08/15/31                               7,305,000         7,305,000
   Washington State Housing Finance
      Commission, Multi- Family Housing
      Revenue, Ballard Landmark, Ser B, RB
      Guarantee: FNMA (A) (D)
      2.850%, 12/15/41                               3,510,000         3,510,000
   Washington State Housing Finance
      Commission, Multi- Family Housing
      Revenue, Bridgewood Project, Ser B,
      RB Guarantee: FNMA (A) (D)
      2.850%, 09/01/34                               3,560,000         3,560,000
   Washington State Housing Finance
      Commission, Multi- Family Housing
      Revenue, Highland Park Apartments,
      Ser B, RB
      Guarantee: FNMA (A) (D)
      2.850%, 07/15/38                               2,160,000         2,160,000
   Washington State Housing Finance
      Commission, Multi- Family Housing
      Revenue, Pinehurst Apartments, Ser B,
      RB Guarantee: FNMA (A) (D)
      2.850%, 03/15/39                               2,085,000         2,085,000
   Washington State Housing Finance
      Commission, Multi- Family Housing
      Revenue, Ranier Court Project, Ser B,
      RB Guarantee: FNMA (A) (D)
      2.850%, 12/15/36                               3,825,000         3,825,000

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
VARIABLE RATE DEMAND NOTES - (CONTINUED)
   Washington State Housing Finance
      Commission, Multi- Family
      Housing Revenue, Rolling Hills
      Project, Ser B, RB Guarantee: FNMA
      (A) (D)
      2.850%, 06/15/37                         $     2,425,000   $     2,425,000
                                                                 ---------------
   TOTAL VARIABLE RATE DEMAND NOTES
      (Cost $167,390,000)                                            167,390,000
                                                                 ---------------
REPURCHASE AGREEMENT - 20.8%
   Credit Suisse Securities (USA) LLC
      0.230%, dated 10/31/08, matures on
      11/03/08, repurchase price
      $45,000,863 (collateralized by various
      U.S. agency obligations, ranging in
      par value from $18,015,000 -
      $28,030,000, 0.000%, 11/14/08 -
      03/02/09, total market value
      $45,901,680)                                  45,000,000        45,000,000
   Deutsche Bank Securities, Inc.
      0.200%, dated 10/31/08, matures on
      11/03/08, repurchase price $146,435,165
      (collateralized by various U.S.
      agency obligations, ranging in par
      value from  $2,250,000 - $80,000,000,
      0.000% - 5.500%, 12/12/08 - 04/15/26,
      total market value $149,362,680)             146,432,724       146,432,724
                                                                 ---------------
   TOTAL REPURCHASE AGREEMENT
      (Cost $191,432,724)                                            191,432,724
                                                                 ---------------
TOTAL INVESTMENTS - 100.1%
   (Cost $920,398,412) +                                         $   920,398,412
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - (0.1)%                                (485,723)
                                                                 ---------------
NET ASSETS - 100.0%                                              $   919,912,689
                                                                 ===============

See note to schedule of investments.


                           WWW.HIGHMARKFUNDS.COM | 61

(HIGHMARK FUNDS(R) LOGO)

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND (CONCLUDED)

* DISCOUNTED SECURITY - RATE SHOWN REPRESENTS THE MONEY MARKET EQUIVALENT YIELD TO MATURITY AT PURCHASE.

+    FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
     COST.

(A) ADJUSTABLE RATE SECURITY - THE RATE REFLECTED IS THE RATE IN EFFECT ON OCTOBER 31, 2008.

(B) THE DATE REPORTED IS THE FINAL MATURITY, NOT THE DATE ON WHICH PRINCIPAL CAN BE RECOVERED.

(C)  SECURITY IS CALLABLE @ 100.

(D) DEMAND FEATURE - THE DATE REPORTED IS THE FINAL MATURITY, NOT THE DATE ON WHICH PRINCIPAL COULD BE RECOVERED.

FFCB  - FEDERAL FARM CREDIT BANK
FHLB  - FEDERAL HOME LOAN BANK
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION
LLC   - LIMITED LIABILITY COMPANY
RB    - REVENUE BOND
SER   - SERIES

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.


                               62 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

100% U.S. TREASURY MONEY MARKET FUND

Description                                          Par              Value
--------------------------------------------   ---------------   ---------------
U.S. TREASURY BILLS* - 100.3%
   U.S. Treasury Bills
      0.686%, 11/06/08                         $   150,924,000   $   150,915,499
      0.384%, 11/13/08                             145,166,000       145,150,749
      2.024%, 11/20/08                             100,000,000        99,906,028
      0.446%, 11/28/08                             100,000,000        99,969,444
      0.237%, 12/04/08                              73,359,000        73,344,213
      1.495%, 12/18/08                             170,605,000       170,292,564
      1.983%, 01/15/09                              25,000,000        24,901,653
      1.633%, 04/29/09                              25,000,000        24,834,063
      1.379%, 06/04/09                              25,000,000        24,764,073
                                                                 ---------------
   TOTAL U.S. TREASURY BILLS
      (Cost $814,078,286)                                            814,078,286
                                                                 ---------------
TOTAL INVESTMENTS - 100.3%
   (Cost $814,078,286) +                                             814,078,286
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - (0.3)%                              (2,093,242)
                                                                 ---------------
NET ASSETS - 100.0%                                              $   811,985,044
                                                                 ===============

*    RATE SHOWN REPRESENTS THE BOND EQUIVALENT YIELD TO MATURITY AT PURCHASE.

+    FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
     COST.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.


                           WWW.HIGHMARKFUNDS.COM | 63

(HIGHMARK(R) FUNDS LOGO)

NOTE TO SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Where available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. These third-party pricing agents may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other electronic data processing techniques. Such techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are obtained daily from recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long option positions and the closing ask price for short option positions. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions.

Investments in registered investment companies are priced at the fund's daily net asset value. The assets of each of the Asset Allocation Funds consist primarily of the investments in underlying affiliated registered investment companies, which are valued at their respective daily net asset values in accordance with the above, Board-approved, pricing procedures.

Securities for which market prices are not readily available are valued in accordance with the Funds' Fair Value Procedures established by HighMark's Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security has not been traded for a significan't amount of time; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities held by the International Opportunities Fund that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its net asset value. The closing prices of securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If HighMark Capital Management, Inc., a wholly owned subsidiary of Union Bank of California, N.A. (a wholly owned subsidiary of UnionBanCal Corporation), or the sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it shall request that a Committee meeting be called.

The International Opportunities Fund also uses a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a "confidence interval" which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund will value the non-U.S. securities in its portfolio that exceed the applicable "confidence interval" based upon the adjusted prices provided by the fair valuation vendor.

Investment securities held by the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.


                               64 | 1.800.433.6884

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.

FAS 157 became effective for the Funds as of August 1, 2008, the beginning of their current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used to value the Funds' net assets as of October 31, 2008 is as follows:

                                                                  LEVEL 2        LEVEL 3
                                      TOTAL         LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                  FAIR VALUE AT      QUOTED      OBSERVABLE   UNOBSERVABLE
FUNDS                                10/31/08        PRICE         INPUT          INPUT
-----                             -------------   -----------   -----------   ------------
BALANCED
   Investments in Securities       $24,789,383    $14,861,569   $ 9,712,989     $214,825
   Other Financial Instruments*             --             --            --           --
                                   -----------    -----------   -----------     --------
Total:                             $24,789,383    $14,861,569   $ 9,712,989     $214,825
                                   ===========    ===========   ===========     ========
COGITIVE VALUE
   Investments in Securities       $83,880,219    $76,325,605   $ 7,554,614     $     --
   Other Financial Instruments*             --             --            --           --
                                   -----------    -----------   -----------     --------
Total:                             $83,880,219    $76,325,605   $ 7,554,614     $     --
                                   ===========    ===========   ===========     ========
CORE EQUITY
   Investments in Securities       $72,466,172    $68,928,488   $ 3,537,684     $     --
   Other Financial Instruments*             --             --            --           --
                                   -----------    -----------   -----------     --------
Total:                             $72,466,172    $68,928,488   $ 3,537,684     $     --
                                   ===========    ===========   ===========     ========
ENHANCED GROWTH
   Investments in Securities       $99,341,332    $86,418,080   $12,923,252     $     --
   Other Financial Instruments*             --             --            --           --
                                   -----------    -----------   -----------     --------
Total:                             $99,341,332    $86,418,080   $12,923,252     $     --
                                   ===========    ===========   ===========     ========
FUNDAMENTAL EQUITY
   Investments in Securities       $ 7,750,392    $ 7,750,392   $        --     $     --
   Other Financial Instruments*             --             --            --           --
                                   -----------    -----------   -----------     --------
Total:                             $ 7,750,392    $ 7,750,392   $        --     $     --
                                   ===========    ===========   ===========     ========


                           WWW.HIGHMARKFUNDS.COM | 65

(HIGHMARK FUNDS(R) LOGO)

OCTOBER 31, 2008 (UNAUDITED)

                                                                            LEVEL 2         LEVEL 3
                                            TOTAL           LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                         FAIR VALUE AT      QUOTED        OBSERVABLE     UNOBSERVABLE
FUNDS                                      10/31/08          PRICE           INPUT           INPUT
-----                                   --------------   ------------   --------------   ------------
INTERNATIONAL OPPORTUNITIES
   Investments in Securities            $  216,608,981   $203,510,711   $   13,098,270   $         --
   Other Financial Instruments*                196,169             --          196,169             --
                                        --------------   ------------   --------------   ------------
Total:                                  $  216,805,150   $203,510,711   $   13,294,439   $         --
                                        ==============   ============   ==============   ============
LARGE CAP GROWTH
   Investments in Securities            $   83,372,148   $ 79,181,597   $    4,190,551   $         --
   Other Financial Instruments*                     --             --               --             --
                                        --------------   ------------   --------------   ------------
Total:                                  $   83,372,148   $ 79,181,597   $    4,190,551   $         --
                                        ==============   ============   ==============   ============
LARGE CAP VALUE
   Investments in Securities            $  176,233,111   $163,881,562   $   12,351,549   $         --
   Other Financial Instruments*                     --             --               --             --
                                        --------------   ------------   --------------   ------------
Total:                                  $  176,233,111   $163,881,562   $   12,351,549   $         --
                                        ==============   ============   ==============   ============
SMALL CAP ADVANTAGE
   Investments in Securities            $   26,551,050   $ 20,774,256   $    5,776,794   $         --
   Other Financial Instruments*               (204,156)      (204,156)              --             --
                                        --------------   ------------   --------------   ------------
Total:                                  $   26,346,894   $ 20,570,100   $    5,776,794   $         --
                                        ==============   ============   ==============   ============
SMALL CAP VALUE
   Investments in Securities            $  113,676,814   $ 90,524,909   $   23,151,905   $         --
   Other Financial Instruments*                     --             --               --             --
                                        --------------   ------------   --------------   ------------
Total:                                  $  113,676,814   $ 90,524,909   $   23,151,905   $         --
                                        ==============   ============   ==============   ============
VALUE MOMENTUM
   Investments in Securities            $  271,455,503   $260,753,383   $   10,702,120   $         --
   Other Financial Instruments*                     --             --               --             --
                                        --------------   ------------   --------------   ------------
Total:                                  $  271,455,503   $260,753,383   $   10,702,120   $         --
                                        ==============   ============   ==============   ============
CAPITAL GROWTH ALLOCATION
   Investments in Securities            $   42,029,132   $ 42,029,132   $           --   $         --
   Other Financial Instruments*                     --             --               --             --
                                        --------------   ------------   --------------   ------------
Total:                                  $   42,029,132   $ 42,029,132   $           --   $         --
                                        ==============   ============   ==============   ============
DIVERSIFIED EQUITY ALLOCATION
   Investments in Securities            $    3,493,298   $  3,493,298   $           --   $         --
   Other Financial Instruments*                     --             --               --             --
                                        --------------   ------------   --------------   ------------
Total:                                  $    3,493,298   $  3,493,298   $           --   $         --
                                        ==============   ============   ==============   ============


                               66 | 1.800.433.6884

                                                                            LEVEL 2         LEVEL 3
                                            TOTAL           LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                         FAIR VALUE AT      QUOTED        OBSERVABLE     UNOBSERVABLE
FUNDS                                      10/31/08          PRICE           INPUT           INPUT
-----                                   --------------   ------------   --------------   ------------
GROWTH & INCOME ALLOCATION
   Investments in Securities            $   43,555,341   $ 43,555,341   $           --   $         --
   Other Financial Instruments*                     --             --               --             --
                                        --------------   ------------   --------------   ------------
Total:                                  $   43,555,341   $ 43,555,341   $           --   $         --
                                        ==============   ============   ==============   ============
INCOME PLUS ALLOCATION
   Investments in Securities            $    7,632,705   $  7,632,705   $           --   $         --
   Other Financial Instruments*                     --             --               --             --
                                        --------------   ------------   --------------   ------------
Total:                                  $    7,632,705   $  7,632,705   $           --   $         --
                                        ==============   ============   ==============   ============
BOND
   Investments in Securities            $  360,201,322   $  5,369,304   $  347,886,014   $  6,946,004
   Other Financial Instruments*                     --             --               --             --
                                        --------------   ------------   --------------   ------------
Total:                                  $  360,201,322   $  5,369,304   $  347,886,014   $  6,946,004
                                        ==============   ============   ==============   ============
CALIFORNIA INTERMEDIATE TAX-FREE BOND
   Investments in Securities            $  123,185,060   $  2,967,447   $  120,217,613   $         --
   Other Financial Instruments*                     --             --               --             --
                                        --------------   ------------   --------------   ------------
Total:                                  $  123,185,060   $  2,967,447   $  120,217,613   $         --
                                        ==============   ============   ==============   ============
NATIONAL INTERMEDIATE TAX-FREE BOND
   Investments in Securities            $   68,499,564   $  1,519,923   $   66,979,641   $         --
   Other Financial Instruments*                     --             --               --             --
                                        --------------   ------------   --------------   ------------
Total:                                  $   68,499,564   $  1,519,923   $   66,979,641   $         --
                                        ==============   ============   ==============   ============
SHORT TERM BOND
   Investments in Securities            $   45,782,811   $    668,462   $   45,114,349   $         --
   Other Financial Instruments*                     --             --               --             --
                                        --------------   ------------   --------------   ------------
Total:                                  $   45,782,811   $    668,462   $   45,114,349   $         --
                                        ==============   ============   ==============   ============
CALIFORNIA TAX-FREE MONEY MARKET
   Investments in Securities            $1,191,017,530   $ 22,491,465   $1,168,526,065   $         --
   Other Financial Instruments*                     --             --               --             --
                                        --------------   ------------   --------------   ------------
Total:                                  $1,191,017,530   $ 22,491,465   $1,168,526,065   $         --
                                        ==============   ============   ==============   ============
DIVERSIFIED MONEY MARKET
   Investments in Securities            $3,200,903,592   $         --   $3,200,903,592   $         --
   Other Financial Instruments*                     --             --               --             --
                                        --------------   ------------   --------------   ------------
Total:                                  $3,200,903,592   $         --   $3,200,903,592   $         --
                                        ==============   ============   ==============   ============
TREASURY PLUS MONEY MARKET
   Investments in Securities            $  108,726,248   $         --   $  108,726,248   $         --
   Other Financial Instruments*                     --             --               --             --
                                        --------------   ------------   --------------   ------------
Total:                                  $  108,726,248   $         --   $  108,726,248   $         --
                                        ==============   ============   ==============   ============


                           WWW.HIGHMARKFUNDS.COM | 67

(HIGHMARK FUNDS(R) LOGO)

NOTE TO SCHEDULE OF INVESTMENTS (CONCLUDED)
OCTOBER 31, 2008 (UNAUDITED)


                                                                            LEVEL 2         LEVEL 3
                                            TOTAL           LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                         FAIR VALUE AT      QUOTED        OBSERVABLE     UNOBSERVABLE
FUNDS                                      10/31/08          PRICE           INPUT           INPUT
-----                                   --------------   ------------   --------------   ------------
U.S. GOVERNMENT MONEY MARKET
   Investments in Securities            $  920,398,412   $         --   $  920,398,412   $         --
   Other Financial Instruments*                     --             --               --             --
                                        --------------   ------------   --------------   ------------
Total:                                  $  920,398,412   $         --   $  920,398,412   $         --
                                        ==============   ============   ==============   ============
100% U.S. TREASURY MONEY MARKET
   Investments in Securities            $  814,078,286   $         --   $  814,078,286   $         --
   Other Financial Instruments*                     --             --               --             --
                                        --------------   ------------   --------------   ------------
Total:                                  $  814,078,286   $         --   $  814,078,286   $         --
                                        ==============   ============   ==============   ============

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of October 31, 2008:

                                                                     INVESTMENTS IN
                                        TOTAL      INVESTMENTS IN   OTHER FINANCIAL
BALANCED                              FAIR VALUE     SECURITIES       INSTRUMENTS*
--------                             -----------   --------------   ---------------
Value, beginning of period           $   249,570     $   249,570          $--
Net purchases (sales)                         --              --           --
Accrued discounts (premiums)                (110)           (110)          --
Total realized and unrealized
   gains (losses)                        (34,635)        (34,635)          --
Transfers in and/or out of Level 3            --              --           --
                                     -----------     -----------          ---
Value, end of period                 $   214,825     $   214,825          $--
                                     ===========     ===========          ===

                                                                     INVESTMENTS IN
                                        TOTAL      INVESTMENTS IN   OTHER FINANCIAL
BOND                                  FAIR VALUE     SECURITIES       INSTRUMENTS*
--------                             -----------   --------------   ---------------

Value, beginning of period           $ 8,096,437     $ 8,096,437          $--
Net purchases (sales)                         --              --           --
Accrued discounts (premiums)              (3,560)         (3,560)          --
Total realized and unrealized
   gains (losses)                     (1,146,873)     (1,146,873)          --
Transfers in and/or out of Level 3            --              --           --
                                     -----------     -----------          ---
Value, end of period                 $ 6,946,004     $ 6,946,004          $--
                                     ===========     ===========          ===

* Other financial instruments include open futures contracts, swap contracts, written options, short sales, unfunded loan commitments and forward foreign currency contracts, if any.


                               68 | 1.800.433.6884



ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) HIGHMARK FUNDS

By (Signature and Title)*           /S/ EARLE A. MALM II
                         -------------------------------------------------------
                                    Earle A. Malm II, President
                                    (principal executive officer)

Date                                December 29, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /S/ EARLE A. MALM II
                         -------------------------------------------------------
                                    Earle A. Malm II, President
                                    (principal executive officer)

Date                                December 29, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*           /S/ COLLEEN CUMMINGS
                         -------------------------------------------------------
                                    Colleen Cummings, Chief Financial Officer
                                    (principal financial officer)

Date                                December 29, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.